UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

                East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Brazil — 1.2%
Vale Overseas Ltd., 6.88%, 11/21/36	USD	800	$628,080
Russia — 2.7%
ALROSA Finance SA, 7.75%, 11/03/20		1,400	1,460,368
Total Corporate Bonds — 3.9%			2,088,448

Foreign Agency Obligations		Par (000)	Value
Brazil — 1.6%
Petrobras Global Finance BV, 6.85%, 6/05/15		1,306	832,575
Chile — 2.0%
Corp. Nacional del Cobre de Chile, 4.50%, 9/16/25 (a)		1,100	1,056,686
Kazakhstan — 5.4%
KazMunayGas National Co. JSC, 5.75%, 4/30/43		4,011	2,897,947
Russia — 4.7%
Gazprom OAO Via Gaz Capital SA:
3.85%, 2/06/20		1,600	1,472,000
8.63%, 4/28/34		978	1,063,575

			2,535,575
South Africa — 2.3%
Eskom Holdings SOC Ltd., 7.13%, 2/11/25 (a)		1,300	1,223,209
Venezuela — 4.3%
Petroleos de Venezuela SA, 9.75%, 5/17/35		6,385	2,314,606
Total Foreign Agency Obligations — 20.3%			10,860,598

Foreign Government Obligations		Par (000)	Value
Angola — 1.6%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19	USD	900	$849,150
Argentina — 9.6%
Province de Buenos Aires:
11.75%, 10/05/15		4,700	4,700,000
9.63%, 4/18/28		447	420,180

			5,120,180
Belarus — 1.5%
Republic of Belarus, 8.95%, 1/26/18		800	798,000
Brazil — 3.9%
Federative Republic of Brazil, 5.00%, 1/27/45		2,800	2,093,000
Dominican Republic — 3.0%
Dominican Republic, 7.45%, 4/30/44 (a)		1,583	1,618,617
Gabon — 2.2%
Republic of Gabon, 6.95%, 6/16/25 (a)		1,400	1,175,832
Hungary — 4.7%
Republic of Hungary:
5.50%, 12/22/16	HUF	285,000	1,080,865
5.50%, 6/24/25		345,530	1,448,735

			2,529,600
Kazakhstan — 1.4%
Republic of Kazakhstan, 6.50%, 7/21/45 (a)	USD	800	751,320
Mexico — 4.7%
United Mexican States:
6.25%, 6/16/16	MXN	13,100	788,725
4.00%, 3/15/2115	EUR	1,869	1,720,345

			2,509,070
Panama — 0.0%
Republic of Panama, 9.38%, 4/01/29	USD	1	1,439
Poland — 10.5%
Republic of Poland:
0.00%, 1/25/16 (b)	PLN	5,100	1,335,384
0.00%, 7/25/16 (b)		16,500	4,283,179

			5,618,563

Portfolio Abbreviations

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AGM	Assurance Guaranty Municipal Corp.	FKA	Formerly Known As	PEN	Peruvian Nuevo Sol
AKA	Also Known As	GBP	British Pound	PIK	Payment-in-kind
AMBAC	AMBAC Assurance Corp.	GO	General Obligation Bonds	PLN	Polish Zloty
AUD	Australian Dollar	HKD	Hong Kong Dollar	PRIBOR	Prague Interbank Offered Rate
BRL	Brazilian Real	HUF	Hungarian Forint	RB	Revenue Bonds
BUBOR	Budapest Interbank Offered Rate	IDR	Indonesian Rupiah	REMIC	Real Estate Mortgage Investment Conduit
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JIBAR	Johannesburg Interbank Offered Rate	SAR	Saudi Arabian Riyal
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
CLO	Collateralized Loan Obligation	KZT	Kazakhstani Tenge	SPDR	Standard & Poor’s Depositary Receipts
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28 Day	THB	Thai Baht
CNY	Chinese Yuan	MXN	Mexican Peso	TRY	Turkish Lira
COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwan New Dollar
CZK	Czech Koruna	NGN	Nigerian Naira	USD	US Dollar
ETF	Exchange-Traded Fund	NOK	Norwegian Krone	WIBOR	Warsaw Interbank Offered Rate
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Foreign Government Obligations		Par (000)	Value
Russia — 4.5%
Russian Federation:
8.15%, 2/03/27	RUB	125,400	$1,603,193
7.05%, 1/19/28		70,200	808,917

			2,412,110
Serbia — 4.2%
Republic of Serbia, 5.88%, 12/03/18	USD	2,148	2,241,975
South Africa — 2.5%
Republic of South Africa:
8.25%, 9/15/17	ZAR	10,900	800,490
5.88%, 9/16/25	USD	500	532,500

			1,332,990
Zambia — 0.6%
Republic of Zambia, 8.97%, 7/30/27 (a)		400	316,000
Total Foreign Government Obligations — 54.9%			29,367,846

		Value
Total Long-Term Investments (Cost — $43,948,502) — 79.1%		$42,316,892

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	10,467,957	10,467,957
Total Short-Term Securities (Cost — $10,467,957) — 19.6%		10,467,957
Total Investments (Cost — $54,416,459*) — 98.7%		52,784,849
Other Assets Less Liabilities — 1.3%		701,460

Net Assets — 100.0%		$53,486,309

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$54,423,217

Gross unrealized appreciation	$126,009
Gross unrealized depreciation	(1,764,377)

Net unrealized depreciation	$(1,638,368)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.

(c)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,436,447	8,031,510	10,467,957	$3,080

(d)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
66	U.S. Treasury Notes (10 Year)	December 2015	USD	8,496,469	$79,329

Forward Foreign Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KZT	139,001,434	USD	565,621	Royal Bank of Scotland PLC	10/01/15	$(54,925)
KZT	139,001,434	USD	567,353	Royal Bank of Scotland PLC	10/01/15	(56,656)
PEN	9,081,202	USD	2,818,061	Citibank N.A.	10/01/15	(9,412)
USD	1,381,800	PEN	4,540,596	JPMorgan Chase Bank N.A.	10/01/15	(22,523)
USD	1,381,170	PEN	4,540,596	Morgan Stanley & Co. International PLC	10/01/15	(23,153)
KZT	72,700,000	USD	255,986	JPMorgan Chase Bank N.A.	10/07/15	9,798

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KZT	115,920,897	USD	451,054	JPMorgan Chase Bank N.A.	10/07/15	$ (27,258)
KZT	148,406,764	USD	593,627	JPMorgan Chase Bank N.A.	10/07/15	(51,066)
KZT	121,598,560	USD	492,302	Royal Bank of Scotland PLC	10/07/15	(47,749)
KZT	149,461,422	USD	758,687	Royal Bank of Scotland PLC	10/07/15	(212,271)
USD	1,386,982	KZT	267,687,552	Citibank N.A.	10/07/15	408,342
USD	1,396,010	KZT	267,685,000	JPMorgan Chase Bank N.A.	10/07/15	417,379
AUD	386,826	USD	274,730	Credit Suisse International	10/27/15	(3,628)
AUD	2,000,000	USD	1,424,720	Deutsche Bank AG	10/27/15	(23,043)
AUD	762,585	USD	533,075	Goldman Sachs International	10/27/15	1,374
AUD	2,018,947	USD	1,409,847	Goldman Sachs International	10/27/15	5,109
AUD	1,300,000	USD	932,100	HSBC Bank PLC	10/27/15	(21,010)
AUD	764,480	USD	535,214	JPMorgan Chase Bank N.A.	10/27/15	563
AUD	500,000	USD	357,478	Westpac Banking Corp.	10/27/15	(7,058)
AUD	1,900,000	USD	1,335,763	Westpac Banking Corp.	10/27/15	(4,170)
AUD	3,413,174	USD	2,422,811	Westpac Banking Corp.	10/27/15	(30,728)
BRL	3,900,000	USD	1,003,215	Deutsche Bank AG	10/27/15	(28,863)
BRL	5,801,486	USD	1,404,718	JPMorgan Chase Bank N.A.	10/27/15	44,690
BRL	5,877,635	USD	1,526,936	JPMorgan Chase Bank N.A.	10/27/15	(58,504)
BRL	11,081,183	USD	2,746,470	JPMorgan Chase Bank N.A.	10/27/15	21,985
BRL	5,197,114	USD	1,271,465	Morgan Stanley & Co. International PLC	10/27/15	26,950
CAD	712,135	USD	540,636	JPMorgan Chase Bank N.A.	10/27/15	(7,078)
CLP	348,400,000	USD	509,357	BNP Paribas S.A.	10/27/15	(10,092)
CLP	358,219,650	USD	523,063	Royal Bank of Scotland PLC	10/27/15	(9,726)
CLP	959,240,079	USD	1,390,707	Standard Chartered Bank	10/27/15	(16,095)
COP	1,611,410,410	USD	536,422	JPMorgan Chase Bank N.A.	10/27/15	(16,227)
COP	2,133,500,000	USD	703,816	JPMorgan Chase Bank N.A.	10/27/15	(15,081)
COP	2,133,500,000	USD	706,223	JPMorgan Chase Bank N.A.	10/27/15	(17,487)
COP	1,465,100,000	USD	487,716	Morgan Stanley & Co. International PLC	10/27/15	(14,753)
EUR	3,627,958	USD	4,052,193	Deutsche Bank AG	10/27/15	3,360
EUR	951,368	USD	1,069,566	Goldman Sachs International	10/27/15	(6,069)
EUR	1,065,220	USD	1,206,091	HSBC Bank PLC	10/27/15	(15,323)
EUR	900,000	USD	1,016,722	Morgan Stanley & Co. International PLC	10/27/15	(10,647)
HUF	372,400,000	USD	1,350,744	Barclays Bank PLC	10/27/15	(23,812)
HUF	370,200,000	USD	1,356,684	BNP Paribas S.A.	10/27/15	(37,592)
IDR	59,153,361,776	USD	3,964,703	HSBC Bank PLC	10/27/15	30,122
IDR	19,883,248,101	USD	1,370,786	Morgan Stanley & Co. International PLC	10/27/15	(28,004)
INR	71,110,956	USD	1,069,659	Morgan Stanley & Co. International PLC	10/27/15	8,220
JPY	985,555,001	USD	8,176,844	Bank of America N.A.	10/27/15	41,245
JPY	161,949,677	USD	1,351,536	Citibank N.A.	10/27/15	(1,112)
JPY	162,000,780	USD	1,352,601	Credit Suisse International	10/27/15	(1,751)
MXN	3,507,920	USD	208,290	Citibank N.A.	10/27/15	(1,269)
MXN	9,000,000	USD	540,137	Citibank N.A.	10/27/15	(9,000)
MXN	9,463,140	USD	563,419	Goldman Sachs International	10/27/15	(4,949)
MXN	18,411,800	USD	1,114,239	Goldman Sachs International	10/27/15	(27,662)
MXN	19,192,080	USD	1,137,556	Goldman Sachs International	10/27/15	(4,931)
MXN	9,063,842	USD	529,250	JPMorgan Chase Bank N.A.	10/27/15	5,655
MXN	22,661,021	USD	1,307,534	JPMorgan Chase Bank N.A.	10/27/15	29,812
MXN	37,173,430	USD	2,217,509	JPMorgan Chase Bank N.A.	10/27/15	(23,709)
MYR	5,700,000	USD	1,351,992	State Street Bank and Trust Co.	10/27/15	(57,789)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	3,646,182	USD	841,880	Westpac Banking Corp.	10/27/15	$(14,003)
PLN	4,375,008	USD	1,173,555	Goldman Sachs International	10/27/15	(23,278)
PLN	1,300,000	USD	349,012	Société Générale	10/27/15	(7,216)
PLN	3,532,130	USD	945,747	Société Générale	10/27/15	(17,080)
PLN	3,600,000	USD	973,341	Société Générale	10/27/15	(26,829)
RUB	90,882,763	USD	1,325,015	Credit Suisse International	10/27/15	54,008
RUB	144,093,972	USD	2,170,417	Credit Suisse International	10/27/15	16,014
RUB	177,526,367	USD	2,649,252	Credit Suisse International	10/27/15	44,470
RUB	37,200,000	USD	550,214	JPMorgan Chase Bank N.A.	10/27/15	14,245
RUB	37,700,000	USD	545,586	JPMorgan Chase Bank N.A.	10/27/15	26,460
RUB	43,400,000	USD	654,502	JPMorgan Chase Bank N.A.	10/27/15	4,035
TRY	3,501,577	USD	1,127,504	Barclays Bank PLC	10/27/15	19,538
TRY	2,037,073	USD	655,876	BNP Paribas S.A.	10/27/15	11,426
TRY	1,598,043	USD	521,027	HSBC Bank PLC	10/27/15	2,458
TRY	4,111,547	USD	1,340,532	HSBC Bank PLC	10/27/15	6,323
TRY	3,800,000	USD	1,254,457	JPMorgan Chase Bank N.A.	10/27/15	(9,657)
TRY	4,212,579	USD	1,375,589	JPMorgan Chase Bank N.A.	10/27/15	4,362
TRY	8,186,721	USD	2,680,919	JPMorgan Chase Bank N.A.	10/27/15	877
USD	2,743,540	AUD	3,894,501	Royal Bank of Scotland PLC	10/27/15	14,124
USD	607,057	BRL	2,400,000	Deutsche Bank AG	10/27/15	7,456
USD	1,360,030	BRL	5,400,000	Deutsche Bank AG	10/27/15	10,927
USD	533,130	BRL	2,100,000	JPMorgan Chase Bank N.A.	10/27/15	8,479
USD	1,372,607	BRL	5,696,317	JPMorgan Chase Bank N.A.	10/27/15	(50,527)
USD	1,428,930	BRL	5,700,000	JPMorgan Chase Bank N.A.	10/27/15	4,876
USD	2,641,661	BRL	10,850,623	JPMorgan Chase Bank N.A.	10/27/15	(69,192)
USD	2,681,239	BRL	10,500,000	JPMorgan Chase Bank N.A.	10/27/15	57,983
USD	550,383	BRL	2,198,231	Royal Bank of Scotland PLC	10/27/15	1,186
USD	2,762,690	BRL	11,166,792	State Street Bank and Trust Co.	10/27/15	(27,154)
USD	532,882	CAD	712,136	Barclays Bank PLC	10/27/15	(677)
USD	1,025,750	CLP	725,000,000	BNP Paribas S.A.	10/27/15	(13,191)
USD	2,520,489	CNH	16,300,000	HSBC Bank PLC	10/27/15	(30,272)
USD	2,750,199	CNH	17,689,280	HSBC Bank PLC	10/27/15	(17,968)
USD	2,735,300	CNH	17,750,730	Morgan Stanley & Co. International PLC	10/27/15	(42,483)
USD	1,294,360	COP	4,043,579,941	BNP Paribas S.A.	10/27/15	(10,987)
USD	1,367,125	EUR	1,200,000	Citibank N.A.	10/27/15	25,692
USD	1,250,430	EUR	1,122,425	Credit Suisse International	10/27/15	(4,286)
USD	2,377,265	EUR	2,100,000	JPMorgan Chase Bank N.A.	10/27/15	29,757
USD	2,888,475	HUF	810,072,890	Deutsche Bank AG	10/27/15	2,033
USD	1,354,007	IDR	19,883,600,000	Citibank N.A.	10/27/15	11,201
USD	1,347,343	IDR	19,960,885,290	HSBC Bank PLC	10/27/15	(682)
USD	533,372	IDR	7,966,876,044	Morgan Stanley & Co. International PLC	10/27/15	(4,657)
USD	2,660,182	IDR	39,947,960,127	Morgan Stanley & Co. International PLC	10/27/15	(37,637)
USD	2,677,049	IDR	39,192,000,000	Standard Chartered Bank	10/27/15	30,282
USD	1,068,212	INR	71,110,885	UBS AG	10/27/15	(9,666)
USD	1,453,396	JPY	175,500,000	Credit Suisse International	10/27/15	(10,018)
USD	1,508,244	JPY	181,788,703	Credit Suisse International	10/27/15	(7,608)
USD	544,052	KRW	649,271,082	HSBC Bank PLC	10/27/15	(3,157)
USD	2,394,403	MXN	40,953,187	JPMorgan Chase Bank N.A.	10/27/15	(22,460)
USD	4,383,278	MXN	73,866,936	JPMorgan Chase Bank N.A.	10/27/15	24,001

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,336,773	MYR	5,700,000	HSBC Bank PLC	10/27/15	$ 42,570
USD	1,358,771	MYR	5,947,340	HSBC Bank PLC	10/27/15	8,409
USD	2,216,458	MYR	9,400,000	HSBC Bank PLC	10/27/15	82,159
USD	528,055	MYR	2,360,407	JPMorgan Chase Bank N.A.	10/27/15	(7,883)
USD	1,359,110	MYR	5,800,000	Standard Chartered Bank	10/27/15	42,201
USD	3,995,371	PEN	13,018,917	Citibank N.A.	10/27/15	924
USD	2,132,308	PLN	8,067,799	Royal Bank of Scotland PLC	10/27/15	11,122
USD	4,260,138	PLN	16,085,386	Société Générale	10/27/15	30,969
USD	129,313	RUB	8,555,000	Citibank N.A.	10/27/15	(498)
USD	253,562	RUB	16,775,000	Citibank N.A.	10/27/15	(976)
USD	1,605,690	RUB	108,111,133	Citibank N.A.	10/27/15	(34,749)
USD	528,897	RUB	35,050,000	Credit Suisse International	10/27/15	(2,939)
USD	679,719	RUB	45,045,000	Credit Suisse International	10/27/15	(3,777)
USD	979,892	RUB	65,300,000	Credit Suisse International	10/27/15	(10,947)
USD	533,521	RUB	35,772,564	JPMorgan Chase Bank N.A.	10/27/15	(9,279)
USD	805,903	RUB	53,275,000	Morgan Stanley & Co. International PLC	10/27/15	(2,473)
USD	589,435	TRY	1,800,000	Citibank N.A.	10/27/15	(207)
USD	1,335,316	TRY	4,132,803	Citibank N.A.	10/27/15	(18,502)
USD	1,251,956	TRY	3,800,000	Deutsche Bank AG	10/27/15	7,157
USD	528,573	TRY	1,639,553	JPMorgan Chase Bank N.A.	10/27/15	(8,509)
USD	1,335,987	TRY	4,100,000	JPMorgan Chase Bank N.A.	10/27/15	(7,086)
USD	2,613,125	TRY	7,900,000	JPMorgan Chase Bank N.A.	10/27/15	25,253
USD	2,663,189	TRY	8,168,532	JPMorgan Chase Bank N.A.	10/27/15	(12,649)
USD	1,322,366	ZAR	18,204,357	Bank of America N.A.	10/27/15	15,036
USD	564,287	ZAR	7,800,000	Barclays Bank PLC	10/27/15	4,137
USD	1,271,744	ZAR	17,860,624	Barclays Bank PLC	10/27/15	(10,902)
USD	2,689,151	ZAR	37,007,016	Barclays Bank PLC	10/27/15	31,523
USD	1,338,092	ZAR	18,031,902	Deutsche Bank AG	10/27/15	43,146
USD	52,631	ZAR	739,376	Goldman Sachs International	10/27/15	(467)
USD	791,810	ZAR	11,140,208	Goldman Sachs International	10/27/15	(8,215)
USD	1,349,064	ZAR	18,162,940	Goldman Sachs International	10/27/15	44,708
USD	808,603	ZAR	11,300,000	JPMorgan Chase Bank N.A.	10/27/15	(2,897)
USD	1,346,766	ZAR	18,432,916	JPMorgan Chase Bank N.A.	10/27/15	23,022
ZAR	37,000,201	USD	2,635,103	Citibank N.A.	10/27/15	22,036
ZAR	18,000,000	USD	1,346,449	Credit Suisse International	10/27/15	(53,794)
ZAR	18,284,520	USD	1,327,328	JPMorgan Chase Bank N.A.	10/27/15	(14,241)
ZAR	37,700,000	USD	2,781,216	JPMorgan Chase Bank N.A.	10/27/15	(73,822)
ZAR	17,900,000	USD	1,332,012	UBS AG	10/27/15	(46,538)
USD	510,638	NGN	106,468,000	Citibank N.A.	12/15/15	(8,982)
Total						$ 77,997

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.51%[1]	3-month LIBOR	9/25/20	USD	5,800	$(35,460)
2.18%[2]	3-month LIBOR	9/24/25	USD	5,900	95,269
2.78%[2]	3-month LIBOR	7/29/45	USD	1,400	83,737
2.55%[2]	3-month LIBOR	8/26/45	USD	1,150	9,059
Total					$152,605

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation
CDX.EM Series 24 Version 1	1.00%	Citibank N.A.	12/20/20	USD	24,600	$3,317,989	$3,005,410	$312,579
Republic of Colombia	1.00%	Citibank N.A.	12/20/20	USD	3,130	236,665	196,442	40,223
Republic of Colombia	1.00%	Citibank N.A.	12/20/20	USD	2,370	179,201	148,744	30,457
Republic of Colombia	1.00%	Citibank N.A.	12/20/20	USD	1,000	75,611	66,373	9,238
Republic of Turkey	1.00%	Citibank N.A.	12/20/20	USD	1,000	104,157	100,186	3,971
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,959	160,605	143,532	17,073
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,896	155,425	139,716	15,709
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,896	155,424	136,456	18,968
Total						$4,385,077	$3,936,859	$448,218

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
Federative Republic of Brazil	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BB+	USD	3,130	$ (574,084)	$(470,160)	$(103,924)
Federative Republic of Brazil	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BB+	USD	2,370	(434,690)	(356,000)	(78,690)
Total							$(1,008,774)	$(826,160)	$(182,614)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
7.00%[1]	3-month JIBAR	Citibank N.A.	7/28/17	ZAR	89,000	$ 409	$(247)	$ 656
2.17%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	7/30/20	PLN	10,000	(24,131)	—	(24,131)
0.64%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	7/31/20	CZK	62,000	(25,831)	—	(25,831)
1.12%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	8/07/25	CZK	31,000	(22,070)	—	(22,070)
Total						$(71,623)	$(247)	$(71,376)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$2,088,448	—	$2,088,448
Foreign Agency Obligations	—	10,860,598	—	10,860,598
Foreign Government Obligations	—	29,367,846	—	29,367,846
Short-Term Securities	$10,467,957	—	—	10,467,957

Total	$10,467,957	$42,316,892	—	$52,784,849

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$448,218	—	$448,218
Foreign currency exchange contracts	—	1,921,189	—	1,921,189
Interest rate contracts	$79,329	188,721	—	268,050
Liabilities:
Credit contracts	—	(182,614)	—	(182,614)
Foreign currency exchange contracts	—	(1,843,192)	—	(1,843,192)
Interest rate contracts	—	(107,492)	—	(107,492)

Total	$79,329	$424,830	—	$504,159

[1]

Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	7

Schedule of Investments (concluded)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$665,768	—	—	$665,768
Cash pledged for financial futures contracts	89,100	—	—	89,100
Cash pledged as collateral for OTC derivatives	700,000	—	—	700,000
Cash pledged for centrally cleared swaps	317,340	—	—	317,340
Liabilities:
Bank overdraft	—	$(198,899)	—	(198,899)
Cash received as collateral for OTC derivatives	—	(3,940,000)	—	(3,940,000)

Total	$1,772,208	$(4,138,899)	—	$(2,366,690)

During the period ended September 30, 2015, there were no transfers between levels.

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cayman Islands — 3.8%
ACAS CLO Ltd.:
Series 2013-1A, Class C, 3.04%, 4/20/25 (a)(b)	USD	2,000	$1,945,000
Series 2014-1A, Class C, 3.19%, 7/18/26 (a)(b)		4,000	3,906,216
Series 2014-2A, Class C, 3.49%, 1/15/27 (a)(b)		1,660	1,641,787
Series 2015-1A, Class A1, 1.78%, 4/18/27 (a)(b)		1,750	1,735,861
Series 2015-1A, Class D, 3.94%, 4/18/27 (a)(b)		1,750	1,637,926
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.94%, 4/15/24 (a)(b)		1,000	959,359
ALM Loan Funding, Series 2012-7A, Class C, 4.79%, 10/19/24 (a)(b)		10,945	10,945,056
ALM VI Ltd.:
Series 2012-6A, Class A2R, 2.24%, 7/15/26 (a)(b)		1,190	1,190,000
Series 2012-6A, Class CR, 4.04%, 7/15/26 (a)(b)		6,115	5,989,031
Series 2012-6A, Class DR, 5.94%, 7/15/26 (a)(b)		3,225	3,064,073
ALM VII Ltd.:
Series 2012-7A, Class A1, 1.71%, 10/19/24 (a)(b)		10,750	10,724,033
Series 2012-7A, Class D, 5.29%, 10/19/24 (a)(b)		4,720	4,508,471
ALM VII R Ltd.:
Series 2013-7RA, Class A2, 2.14%, 4/24/24 (a)(b)		6,619	6,536,432
Series 2013-7RA, Class D, 5.29%, 4/24/24 (a)(b)		6,130	5,933,407
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class A2, 2.14%, 4/24/24 (a)(b)		3,553	3,521,056
Series 2013-7R2A, Class C, 3.74%, 4/24/24 (a)(b)		625	615,335
ALM VIII Ltd.:
Series 2013-8A, Class B, 3.04%, 1/20/26 (a)(b)		3,995	3,927,422
Series 2013-8A, Class C, 3.49%, 1/20/26 (a)(b)		6,775	6,313,641
ALM X Ltd., Series 2013-10A, Class B, 2.89%, 1/15/25 (a)(b)		250	241,495
ALM XI Ltd., Series 2014-11A, Class A2A, 2.29%, 10/17/26 (a)(b)		1,250	1,234,585
ALM XII Ltd.:
Series 2015-12A, Class B, 3.54%, 4/16/27 (a)(b)		2,067	2,045,297
Series 2015-12A, Class C1, 4.04%, 4/16/27 (a)(b)		1,240	1,191,950
ALM XIV Ltd.:
Series 2014-14A, Class A1, 1.72%, 7/28/26 (a)(b)		1,825	1,810,635
Series 2014-14A, Class A2, 2.39%, 7/28/26 (a)(b)		3,253	3,239,940
Series 2014-14A, Class B, 3.24%, 7/28/26 (a)(b)		3,600	3,536,622
Series 2014-14A, Class C, 3.74%, 7/28/26 (a)(b)		7,890	7,444,742
Series 2014-14A, Class D, 5.14%, 7/28/26 (a)(b)		3,630	3,157,927
AMMC CDO:
Series 2015-16A, Class C, 3.38%, 4/14/27 (a)(b)		3,040	2,983,155

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2015-16A, Class D, 4.02%, 4/14/27 (a)(b)	USD	1,220	$1,157,970
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 3.74%, 12/09/26 (a)(b)		1,870	1,874,675
Series 2014-15A, Class D, 4.48%, 12/09/26 (a)(b)		2,620	2,593,800
AMMC CLO IX Ltd., Series 2011-9A, Class D, 4.79%, 1/15/22 (a)(b)		4,120	4,119,955
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class B, 3.29%, 4/28/26 (a)(b)		2,375	2,327,911
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class B, 2.33%, 4/15/27 (a)(b)		3,070	2,988,031
Series 2015-6A, Class D, 3.68%, 4/15/27 (a)(b)		2,660	2,419,004
Series 2015-6A, Class E1, 5.18%, 4/15/27 (a)(b)		2,250	1,927,125
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 3.36%, 10/15/27 (a)(b)		1,813	1,800,719
Series 2015-7A, Class D, 3.96%, 10/15/27 (a)(b)		1,625	1,551,713
Anchorage Capital CLO Ltd., Series 2014-3A, Class C, 3.79%, 4/28/26 (a)(b)		3,201	2,991,210
Apidos CDO:
Series 2012-9AR, Class CR, 3.19%, 7/15/23 (a)(b)		12,295	12,295,000
Series 2012-9AR, Class DR, 4.19%, 7/15/23 (a)(b)		5,265	5,265,000
Apidos CLO IX, Series 2012-9AR, Class ER, 6.39%, 7/15/23 (a)(b)		1,000	988,200
APIDOS CLO XIX:
Series 2014-19A, Class D, 4.04%, 10/17/26 (a)(b)		500	485,220
Series 2014-19A, Class E, 5.74%, 10/17/26 (a)(b)		2,700	2,431,805
Apidos CLO XVI, Series 2013-16A, Class C, 3.54%, 1/19/25 (a)(b)		3,775	3,538,099
Apidos CLO XVII:
Series 2014-17A, Class A1A, 1.79%, 4/17/26 (a)(b)		4,755	4,732,643
Series 2014-17A, Class B, 3.14%, 4/17/26 (a)(b)		9,020	8,862,606
Apidos CLO XVIII:
Series 2014-18A, Class C, 3.95%, 7/22/26 (a)(b)		3,950	3,773,241
Series 2014-18A, Class D, 5.50%, 7/22/26 (a)(b)		2,125	1,892,119
Apidos CLO XX, Series 2015-20A, Class B, 3.49%, 1/16/27 (a)(b)		1,000	1,000,000
Apidos CLO XXI, Series 2015-21A, Class C, 3.83%, 7/18/27 (a)(b)		500	472,650
ARES CLO Ltd.:
Series 2012-2A, Class CR, 2.99%, 10/12/23 (a)(b)		370	368,335
Series 2012-2A, Class DR, 3.99%, 10/12/23 (a)(b)		750	744,375
Series 2014-32A, Class A2, 2.57%, 11/15/25 (a)(b)		2,000	1,999,967
Series 2015-4A, Class C, 4.58%, 10/15/26 (a)(b)		3,225	3,160,500
Series 2015-4A, Class D2, 7.35%, 10/15/26 (a)(b)		2,915	2,856,700

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
ARES XXIII CLO Ltd.:
Series 2012-1A, Class E, 5.89%, 4/19/23 (a)(b)	USD	8,475	$8,391,705
Series 2012-1AR, Class CR, 3.49%, 4/19/23 (a)(b)		2,500	2,500,133
Series 2012-1AR, Class DR, 4.44%, 4/19/23 (a)(b)		4,000	3,999,874
ARES XXV CLO Ltd.:
Series 2012-3A, Class D, 4.94%, 1/17/24 (a)(b)		1,603	1,585,718
Series 2012-3X, Class C, 3.44%, 1/17/24 (b)		2,925	2,895,078
Series 2012-3X, Class D, 4.94%, 1/17/24 (b)		2,500	2,500,000
ARES XXXII CLO Ltd.:
Series 2014-32A, Class B, 3.52%, 11/15/25 (a)(b)		1,245	1,233,718
Series 2014-32A, Class C, 4.47%, 11/15/25 (a)(b)		2,485	2,431,261
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class C, 4.56%, 12/05/26 (a)(b)		3,625	3,566,419
Series 2015-1A, Class D, 6.56%, 12/05/26 (a)(b)		750	696,686
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.02%, 2/17/26 (a)(b)		2,400	2,326,821
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.57%, 8/15/24 (a)(b)		1,625	1,606,833
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.29%, 7/16/26 (a)(b)		1,125	1,124,977
Series 2014-1A, Class D, 3.74%, 7/16/26 (a)(b)		2,145	2,006,375
Atrium CDO Corp., Series 8A, Class D, 4.79%, 10/23/22 (a)(b)		11,135	11,135,122
Atrium IX, Series 9A, Class D, 3.83%, 2/28/24 (a)(b)		3,500	3,357,860
Atrium VII, Series 7AR, Class FR, 5.82%, 11/16/22 (a)(b)		8,210	8,209,513
Atrium X:
Series 10A, Class A, 1.41%, 7/16/25 (a)(b)		3,856	3,802,504
Series 10A, Class D, 3.79%, 7/16/25 (a)(b)		500	475,379
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (a)(b)		3,845	3,851,737
Babson CLO Ltd.:
Series 2014-3A, Class C1, 3.29%, 1/15/26 (a)(b)		5,885	5,846,747
Series 2014-3A, Class D1, 3.79%, 1/15/26 (a)(b)		2,985	2,805,900
Battalion CLO VII Ltd.:
Series 2014-7A, Class A2, 2.84%, 10/17/26 (a)(b)		4,540	4,542,241
Series 2014-7A, Class B, 3.89%, 10/17/26 (a)(b)		3,070	3,060,841
Series 2014-7A, Class C, 4.19%, 10/17/26 (a)(b)		6,030	5,757,565
Series 2014-7A, Class D, 5.57%, 10/17/26 (a)(b)		750	656,486
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.19%, 4/18/27 (a)(b)		750	715,020
Series 2015-8A, Class D, 5.74%, 4/18/27 (a)(b)		3,060	2,686,955
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.49%, 7/15/24 (a)(b)		3,210	3,162,717

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.54%, 1/20/26 (a)(b)	USD	2,530	$2,343,774
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1A, 1.78%, 7/20/26 (a)(b)		12,205	12,143,975
Series 2014-IVA, Class B, 3.09%, 7/20/26 (a)(b)		3,490	3,420,200
Series 2014-IVA, Class C, 3.79%, 7/20/26 (a)(b)		2,750	2,562,292
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.79%, 10/15/23 (a)(b)		2,880	2,892,286
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.44%, 10/20/26 (a)(b)		2,490	2,190,433
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.54%, 4/18/27 (a)(b)		2,480	2,480,000
Series 2015-VIA, Class B, 3.34%, 4/18/27 (a)(b)		4,270	4,216,625
Series 2015-VIA, Class C, 3.99%, 4/18/27 (a)(b)		2,640	2,527,800
Series 2015-VIA, Class D, 5.84%, 4/18/27 (a)(b)		2,000	1,850,000
Betony CLO Ltd., Series 2015-1A, Class D, 3.89%, 3/06/27 (a)(b)		2,040	1,930,350
BlueMountain CLO Ltd.:
Series 2011-1A, Class E, 6.07%, 8/16/22 (a)(b)		1,575	1,582,892
Series 2013-1A, Class B, 2.92%, 5/15/25 (a)(b)		1,240	1,214,929
Series 2013-1A, Class C, 3.72%, 5/15/25 (a)(b)		3,125	3,014,677
Series 2014-1A, Class C, 3.05%, 4/30/26 (a)(b)		2,068	2,014,927
Series 2014-4A, Class E, 5.62%, 11/30/26 (a)(b)		2,345	2,091,950
Series 2015-1A, Class B, 3.42%, 4/13/27 (a)(b)		1,000	999,958
Series 2015-1A, Class D, 5.72%, 4/13/27 (a)(b)		2,441	2,196,931
Series 2015-2A, Class E, 5.63%, 7/18/27 (a)(b)		750	656,312
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.28%, 11/23/25 (a)(b)		4,945	4,807,193
Canyon Capital CLO Ltd., Series 2015-1A, Class C, 3.42%, 4/15/27 (a)(b)		1,420	1,396,436
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-1A, Class DR, 4.04%, 4/20/22 (a)(b)		2,230	2,224,425
Series 2012-2AR, Class ER, 6.38%, 7/20/23 (a)(b)		8,750	8,749,725
Series 2012-3A, Class C, 4.79%, 10/04/24 (a)(b)		9,300	9,304,945
Series 2012-4A, Class D, 4.79%, 1/20/25 (a)(b)		3,753	3,755,070
Series 2012-4A, Class E, 5.79%, 1/20/25 (a)(b)		3,400	3,286,185
Series 2013-1A, Class D, 5.81%, 2/14/25 (a)(b)		500	460,984
Series 2014-1, Class C, 3.29%, 12/31/49 (a)(b)		8,300	8,204,813
Series 2014-2A, Class B2, 2.32%, 5/15/25 (a)(b)		7,225	7,156,749
Series 2014-3A, Class A2, 2.40%, 7/27/26 (a)(b)		3,500	3,489,939

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-5A, Class C, 4.44%, 10/16/25 (a)(b)	USD	3,035	$3,027,203
Series 2015-1A, Class C, 3.44%, 4/20/27 (a)(b)		2,265	2,250,651
Series 2015-1A, Class D, 4.04%, 4/20/27 (a)(b)		2,475	2,371,817
Series 2015-1A, Class E1, 5.59%, 4/20/27 (a)(b)		2,265	2,061,150
Series 2015-2A, Class C, 4.02%, 4/27/27 (a)(b)		750	728,393
Series 2015-2A, Class D, 5.57%, 4/27/27 (a)(b)		1,220	1,079,188
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.13%, 5/20/26 (a)(b)		3,515	3,435,913
Series 2014-3A, Class D, 3.88%, 5/20/26 (a)(b)		2,945	2,709,112
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.06%, 11/07/26 (a)(b)		4,665	4,494,261
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (a)(b)		3,500	3,499,817
Series 2012-3A, Class A2L, 2.54%, 1/29/25 (a)(b)		4,480	4,480,169
Series 2013-4A, Class D, 3.83%, 11/27/24 (a)(b)		1,560	1,470,300
Series 2014-1A, Class D, 3.54%, 4/18/25 (a)(b)		2,150	1,987,104
Series 2014-2A, Class A1L, 1.81%, 5/24/26 (a)(b)		5,000	4,955,880
Series 2014-2A, Class A3L, 3.18%, 5/24/26 (a)(b)		2,505	2,464,359
Series 2014-2A, Class B1L, 3.83%, 5/24/26 (a)(b)		7,755	7,235,856
Series 2014-3A, Class C1, 3.10%, 7/22/26 (a)(b)		1,107	1,076,724
Series 2014-3A, Class D, 3.70%, 7/22/26 (a)(b)		2,163	2,014,409
Series 2014-4A, Class D, 3.69%, 10/17/26 (a)(b)		3,755	3,490,992
Series 2014-5A, Class A1, 1.87%, 1/17/27 (a)(b)		22,630	22,557,106
Series 2014-5A, Class C, 3.64%, 1/17/27 (a)(b)		3,440	3,429,444
Series 2014-5A, Class D2, 4.79%, 1/17/27 (a)(b)		4,950	4,947,907
Series 2015-1A, Class B, 2.47%, 1/22/27 (a)(b)		380	378,809
Series 2015-1A, Class C, 3.27%, 1/22/27 (a)(b)		2,850	2,804,458
Series 2015-1A, Class D, 4.27%, 1/22/27 (a)(b)		1,470	1,418,042
Series 2015-2A, Class A, 1.67%, 4/15/27 (a)(b)		4,030	3,997,116
Series 2015-2A, Class D, 3.87%, 4/15/27 (a)(b)		2,220	2,091,343
Series 2015-4A, Class C1, 4.11%, 10/20/27 (a)(b)		1,125	1,092,600
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.53%, 10/20/43 (a)(b)		1,167	1,164,126
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.09%, 10/15/26 (a)(b)		3,000	2,945,458
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class D, 4.06%, 11/09/25 (a)(b)		2,870	2,752,465
Series 2014-36A, Class E, 5.51%, 11/09/25 (a)(b)		1,245	1,121,213
Dryden Senior Loan Fund:
Series 2014-36A, Class B, 2.66%, 11/09/25 (a)(b)		3,500	3,491,250

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-36A, Class C, 3.37%, 11/09/25 (a)(b)	USD	750	$740,819
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.42%, 8/15/25 (a)(b)		14,365	14,153,645
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class C, 3.14%, 4/18/26 (a)(b)		3,025	2,993,283
ECP CLO Ltd., Series 2012-4A, Class A1, 1.64%, 6/19/24 (a)(b)		4,540	4,528,300
Finn Square CLO Ltd., Series 2012-1A, Class B1, 3.08%, 12/24/23 (a)(b)		750	744,593
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 4.80%, 10/25/24 (a)(b)		10,200	10,200,451
Series 2013-1A, Class A1, 1.69%, 1/17/26 (a)(b)		8,190	8,121,383
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.09%, 4/20/23 (a)(b)		7,250	7,238,327
Series 2012-7A, Class BR, 2.79%, 4/20/23 (a)(b)		5,270	5,220,409
Series 2012-7A, Class CR, 3.74%, 4/20/23 (a)(b)		2,500	2,489,750
Series 2012-7A, Class DR, 5.54%, 4/20/23 (a)(b)		5,000	4,947,600
Series 2012-7A, Class ER, 3.54%, 4/20/23 (a)(b)		2,925	2,661,845
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)		4,075	2,361,795
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.89%, 4/15/25 (a)(b)		3,000	2,938,249
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.79%, 10/29/26 (a)(b)		3,297	3,136,113
GoldenTree Loan Opportunities VI Ltd.:
Series 2012-6A, Class D, 4.49%, 4/17/22 (a)(b)		1,000	997,963
Series 2012-6A, Class E, 5.79%, 4/17/22 (a)(b)		7,000	6,970,384
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, 4.01%, 4/18/27 (a)(b)		2,500	2,440,000
Series 2015-11A, Class E, 5.86%, 4/18/27 (a)(b)		3,250	2,944,194
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 7/17/23 (a)(b)		8,630	8,586,642
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.56%, 10/28/24 (a)(b)		11,535	11,422,861
Highbridge Loan Management Ltd., Series 2014-4A, Class B, 3.29%, 7/28/25 (a)(b)		4,890	4,746,932
ING Investment Management CLO Ltd.:
Series 2012-1RA, Class BR, 3.09%, 3/14/22 (a)(b)		6,000	6,011,322
Series 2012-1RA, Class DR, 5.54%, 3/14/22 (a)(b)		3,000	2,973,454
Series 2013-3A, Class B, 2.99%, 1/18/26 (a)(b)		6,540	6,428,761
Keuka Park CLO Ltd., Series 2013-1A, Class D, 3.49%, 10/21/24 (a)(b)		2,245	2,094,682
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.44%, 7/15/25 (a)(b)		7,785	7,630,079
LCM X LP:
Series 10AR, Class CR, 3.14%, 4/15/22 (a)(b)		1,855	1,858,557
Series 10AR, Class DR, 4.04%, 4/15/22 (a)(b)		1,500	1,490,718
Series 10AR, Class ER, 5.79%, 4/15/22 (a)(b)		5,060	5,006,989

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
LCM XV LP, Series 15A, Class C, 3.43%, 8/25/24 (a)(b)	USD	1,795	$1,784,867
LCM XVI LP, Series 16A, Class A, 1.79%, 7/15/26 (a)(b)		3,330	3,313,742
LCM XVIII LP:
Series 18A, Class C1, 3.44%, 4/20/27 (a)(b)		3,670	3,605,891
Series 18A, Class D, 4.09%, 4/20/27 (a)(b)		2,670	2,609,925
Series 18A, Class E, 5.64%, 4/20/27 (a)(b)		2,430	2,217,375
Series 18A, Class INC, 1.72%, 4/20/27 (a)(b)		4,335	3,554,700
Limerock CLO III LLC, Series 2014-3A, Class C, 3.89%, 10/20/26 (a)(b)		10,740	10,149,315
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class B2R, 2.31%, 8/15/22 (a)		4,400	4,493,986
Series 2012-9AR, Class C2R, 3.18%, 8/15/22 (a)		6,890	7,022,964
Series 2012-9AR, Class DR, 4.17%, 8/15/22 (a)(b)		4,250	4,196,957
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.10%, 4/22/22 (a)(b)		3,553	3,553,084
Series 2012-8AR, Class DR, 4.15%, 4/22/22 (a)(b)		2,454	2,430,370
Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.54%, 1/20/25 (a)(b)		4,715	4,714,837
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.79%, 10/23/25 (a)(b)		2,229	2,139,917
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class C, 3.04%, 1/19/25 (a)(b)		2,066	2,025,165
Series 2014-13A, Class D, 3.64%, 1/19/25 (a)(b)		750	709,469
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.89%, 7/25/26 (a)(b)		4,925	4,721,391
Madison Park Funding XV Ltd.:
Series 2014-15A, Class B1, 3.55%, 1/27/26 (a)(b)		1,170	1,172,236
Series 2014-15A, Class D, 5.75%, 1/27/26 (a)(b)		750	675,963
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.50%, 4/20/26 (a)(b)		1,850	1,851,110
Series 2015-16A, Class B, 3.30%, 4/20/26 (a)(b)		1,000	1,000,000
Series 2015-16A, Class C, 4.00%, 4/20/26 (a)(b)		1,200	1,179,480
Marine Park CLO Ltd., Series 2015-1A, Class DR, 5.73%, 10/12/23 (a)(b)		1,000	970,000
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 1.45%, 7/22/24 (a)(b)		10,005	9,879,937
Muir Woods CLO Ltd., Series 2012-1A, Class C, 4.09%, 9/14/23 (a)(b)		4,700	4,722,240
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 7/25/23 (a)(b)		750	751,796
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.64%, 4/15/26 (a)(b)		750	701,156
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.43%, 11/14/25 (a)(b)		2,490	2,461,953
Series 2014-18A, Class C, 4.03%, 11/14/25 (a)(b)		750	710,625

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.57%, 11/15/25 (a)(b)	USD	6,755	$6,699,355
Series 2014-A2, Class C, 3.47%, 11/15/25 (a)(b)		6,860	6,742,711
Series 2015-B1A, Class B, 2.62%, 2/15/26 (a)(b)		1,950	1,933,088
Series 2015-B1A, Class C, 3.42%, 2/15/26 (a)(b)		2,850	2,781,569
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.80%, 4/17/27 (a)(b)		1,930	1,917,397
Series 2015-8A, Class A2A, 2.37%, 4/17/27 (a)(b)		2,490	2,459,544
Octagon Investment Partners XII Ltd.:
Series 2012-1AR, Class DR, 4.08%, 5/05/23 (a)(b)		5,965	5,952,692
Series 2012-1AR, Class ER, 5.78%, 5/05/23 (a)(b)		7,770	7,704,404
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.29%, 1/15/24 (a)(b)		1,000	986,427
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class F, 5.79%, 4/15/26 (a)(b)		3,950	3,115,202
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		5,600	3,673,605
Octagon Investment Partners XV Ltd., Series 2013-1A, Class E, 5.04%, 1/19/25 (a)(b)		1,250	1,095,576
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.41%, 7/17/25 (a)(b)		8,330	8,202,551
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 1.61%, 10/25/25 (a)(b)		8,425	8,361,223
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 4.02%, 12/16/24 (a)(b)		1,250	1,189,612
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.96%, 8/12/26 (a)(b)		1,740	1,647,318
Octagon Investment Partners XXI Ltd.:
Series 2014-1A, Class C, 3.93%, 11/14/26 (a)(b)		5,925	5,627,598
Series 2014-1A, Class D, 6.88%, 10/25/26 (a)(b)		4,000	3,888,016
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class B2, 2.60%, 1/15/27 (a)(b)		6,165	6,154,041
Series 2014-1A, Class C1, 3.55%, 1/15/27 (a)(b)		2,445	2,417,861
Series 2014-1A, Class D1, 4.20%, 1/15/27 (a)(b)		2,040	1,956,351
Series 2014-1A, Class E1, 5.55%, 1/15/27 (a)(b)		1,245	1,099,086
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.75%, 11/20/23 (a)(b)		20,260	20,183,628
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class DR, 3.34%, 4/20/21 (a)(b)		2,920	2,921,216
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.60%, 8/23/24 (a)(b)		10,470	10,407,318
OZLM Funding III Ltd.:
Series 2013-3A, Class C, 4.20%, 1/22/25 (a)(b)		875	847,421
Series 2013-3A, Class D, 5.30%, 1/22/25 (a)(b)		1,350	1,193,495

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 6.99%, 7/22/27 (a)(b)	USD	1,250	$1,245,917
Series 2012-2A, Class B, 3.55%, 10/30/23 (a)(b)		1,855	1,854,868
Series 2012-2X, Class B, 3.55%, 10/30/23 (b)		5,050	5,037,375
OZLM VII Ltd.:
Series 2014-7A, Class A2A, 2.34%, 7/17/26 (a)(b)		1,400	1,374,964
Series 2014-7A, Class C, 3.83%, 7/17/26 (a)(b)		3,256	3,066,754
Series 2014-7A, Class D, 5.23%, 7/17/26 (a)(b)		3,834	3,317,896
OZLM VIII Ltd.:
Series 2014-8A, Class A2A, 2.44%, 10/17/26 (a)(b)		15,005	14,961,211
Series 2014-8A, Class B, 3.29%, 10/17/26 (a)(b)		1,545	1,514,172
Series 2014-8A, Class C, 3.79%, 10/17/26 (a)(b)		4,985	4,666,369
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.30%, 1/30/27 (a)(b)		2,219	2,184,607
Series 2015-11A, Class C1, 4.35%, 1/30/27 (a)(b)		3,876	3,771,348
Series 2015-11A, Class D, 5.70%, 1/30/27 (a)(b)		2,051	1,852,463
OZLM XII Ltd.:
Series 2015-12A, Class A1, 1.74%, 4/30/27 (a)(b)		2,560	2,544,364
Series 2015-12A, Class A2, 2.29%, 4/30/27 (a)(b)		4,840	4,757,362
Series 2015-12A, Class B, 3.19%, 4/30/27 (a)(b)		1,210	1,179,981
Series 2015-12A, Class C, 3.99%, 4/30/27 (a)(b)		2,375	2,232,725
Series 2015-12A, Class D, 5.69%, 4/30/27 (a)(b)		500	437,690
OZLM XIII Ltd., Series 2015-13A, Class C, 4.78%, 7/30/27 (a)(b)		1,165	1,156,682
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1A, 1.69%, 10/17/25 (a)(b)		10,000	9,934,000
Series 2014-1A, Class B, 2.84%, 10/17/22 (a)(b)		5,370	5,337,653
Series 2014-1A, Class C, 4.14%, 10/17/22 (a)(b)		3,230	3,181,556
Race Point V CLO Ltd., Series 2011-5AR, Class DR, 4.09%, 12/15/22 (a)(b)		4,360	4,351,377
Race Point VI CLO Ltd., Series 2012-6A, Class E, 6.08%, 5/24/23 (a)(b)		4,295	4,241,066
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.58%, 2/20/25 (a)(b)		5,070	5,024,370
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A1T, 0.48%, 6/25/45 (a)(b)		5,017	4,691,216
Regatta Funding LP, Series 2013-2A, Class D, 5.79%, 1/15/25 (a)(b)		1,750	1,665,002
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.25%, 7/25/26 (a)(b)		1,440	1,407,595
Series 2014-1A, Class D, 3.80%, 7/25/26 (a)(b)		1,730	1,596,693
Regatta V Funding Ltd.:
Series 2014-1A, Class B, 3.30%, 10/25/26 (a)(b)		2,665	2,616,321

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2014-1A, Class C, 3.75%, 10/25/26 (a)(b)	USD	5,475	$5,027,206
Series 2014-1A, Class D, 5.20%, 10/25/26 (a)(b)		2,495	2,118,792
Seneca Park CLO Ltd.:
Series 2014-1A, Class C, 3.19%, 7/17/26 (a)(b)		1,750	1,729,930
Series 2014-1A, Class D, 3.79%, 7/17/26 (a)(b)		5,755	5,455,174
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)		2,000	1,675,607
Sound Point CLO I Ltd., Series 2012-1A, Class C, 3.58%, 10/20/23 (a)(b)		5,400	5,420,904
Sound Point CLO II Ltd., Series 2013-1A, Class A3L, 3.05%, 4/26/25 (a)(b)		9,465	9,394,959
Sound Point CLO III Ltd.:
Series 2013-2A, Class D, 4.19%, 7/15/25 (a)(b)		2,310	2,228,326
Series 2013-2A, Class E, 4.89%, 7/15/25 (a)(b)		4,660	4,025,430
Sound Point CLO IV Ltd.:
Series 2013-3A, Class A, 1.66%, 1/21/26 (a)(b)		5,815	5,751,035
Series 2013-3A, Class D, 3.79%, 1/21/26 (a)(b)		2,225	2,091,915
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.02%, 7/20/27 (a)(b)		1,300	1,222,520
Series 2015-2A, Class E, 5.97%, 7/20/27 (a)(b)		1,300	1,175,590
Sound Point CLO Ltd.:
Series 2015-8A, Class C, 3.29%, 4/16/27 (a)(b)		1,850	1,808,863
Series 2015-8A, Class D, 3.94%, 4/16/27 (a)(b)		2,250	2,119,868
Sound Point CLO V Ltd., Series 2014-1A, Class C, 3.03%, 4/18/26 (a)(b)		1,750	1,719,375
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (a)(b)		2,910	2,736,457
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.53%, 8/21/26 (a)(b)		3,565	3,523,197
Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.72%, 4/15/26 (a)(b)		4,455	3,786,750
Symphony CLO Ltd.:
Series 2012-10AR, Class CR, 3.14%, 7/23/23 (a)(b)		6,900	6,932,754
Series 2012-10AR, Class DR, 4.14%, 7/23/23 (a)(b)		1,825	1,797,000
Series 2012-10AR, Class ER, 6.14%, 7/23/23 (a)(b)		5,300	5,220,034
Symphony CLO VII Ltd.:
Series 2011-7A, Class B, 2.19%, 7/28/21 (a)(b)		5,630	5,633,837
Series 2011-7A, Class F, 5.69%, 7/28/21 (a)(b)		2,390	2,378,311
Symphony CLO VIII LP, Series 2012-8AR, Class ER, 6.28%, 1/09/23 (a)(b)		6,880	6,893,839
Symphony CLO XV Ltd.:
Series 2014-15A, Class C, 3.49%, 10/17/26 (a)(b)		3,940	3,930,435
Series 2014-15A, Class D, 4.04%, 10/17/26 (a)(b)		6,225	6,096,765
Series 2014-15A, Class E, 5.34%, 10/17/26 (a)(b)		2,075	1,826,369

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 1.80%, 4/26/26 (a)(b)	USD	9,180	$9,114,117
Series 2015-1A, Class C, 3.38%, 7/20/27 (a)(b)		1,210	1,184,091
Series 2015-1A, Class D, 3.93%, 7/20/27 (a)(b)		1,210	1,123,156
TICP CLO II Ltd., Series 2014-2A, Class B, 3.29%, 7/26/26 (a)(b)		2,930	2,856,551
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.83%, 1/20/27 (a)(b)		9,965	9,900,751
Series 2014-3A, Class B1, 2.64%, 1/20/27 (a)(b)		2,134	2,127,697
Series 2014-3A, Class C, 3.54%, 1/20/27 (a)(b)		2,885	2,858,415
Series 2014-3A, Class D1, 4.04%, 1/20/27 (a)(b)		500	471,997
Series 2014-3A, Class D2, 4.47%, 1/20/27 (a)(b)		2,475	2,402,567
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (a)(b)		6,000	5,835,000
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, 0.78%, 3/03/39 (a)(b)		50,060	14,267,100
Venture X CLO Ltd., Series 2012-10A, Class C, 3.54%, 7/20/22 (a)(b)		4,063	4,062,974
Venture XI CLO Ltd.:
Series 2012-11AR, Class CR, 3.26%, 11/14/22 (a)(b)		750	745,951
Series 2012-11AR, Class DR, 4.26%, 11/14/22 (a)(b)		1,075	1,050,511
Series 2012-11AR, Class ER, 6.46%, 11/14/22 (a)(b)		625	606,531
Venture XII CLO Ltd., Series 2012-12A, Class D, 3.98%, 2/28/24 (a)(b)		375	355,583
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 1.89%, 1/15/26 (a)(b)		9,605	9,569,681
Series 2014-19A, Class B, 2.74%, 1/15/26 (a)(b)		3,940	3,912,676
Series 2014-19A, Class C, 3.59%, 1/15/26 (a)(b)		2,830	2,821,575
Venture XVI CLO Ltd., Series 2014-16A, Class A3L, 3.04%, 4/15/26 (a)(b)		1,750	1,696,822
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.13%, 7/15/26 (a)(b)		3,066	2,986,942
Venture XVIII CLO Ltd.:
Series 2014-18A, Class C, 3.27%, 10/15/26 (a)(b)		4,164	4,114,660
Series 2014-18A, Class D, 4.04%, 10/15/26 (a)(b)		2,525	2,399,319
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.38%, 4/15/27 (a)(b)		550	541,365
Series 2015-20A, Class C, 3.43%, 4/15/27 (a)(b)		3,270	3,227,817
Series 2015-20A, Class D, 4.13%, 4/15/27 (a)(b)		1,330	1,267,357
Venture XXI CLO Ltd., Series 2015-21A, Class D, 3.88%, 7/15/27 (a)(b)		1,470	1,406,937
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.24%, 10/15/22 (a)(b)		10,710	10,662,126
Series 2012-2RA, Class CR, 3.24%, 10/15/22 (a)(b)		7,610	7,609,848
Series 2012-2RA, Class DR, 4.24%, 10/15/22 (a)(b)		6,320	6,287,515

Asset-Backed Securities		Par (000)	Value
Cayman Islands (continued)
Series 2012-2RA, Class ER, 6.29%, 10/15/22 (a)(b)	USD	2,105	$2,062,437
Series 2012-4A, Class C, 4.79%, 10/15/23 (a)(b)		3,865	3,844,854
Series 2013-1A, Class A1, 1.42%, 4/15/24 (a)(b)		3,876	3,819,088
Series 2013-3A, Class A1, 1.74%, 1/18/26 (a)(b)		6,770	6,698,642
Series 2014-3A, Class C, 3.90%, 7/25/26 (a)(b)		2,535	2,382,684
Series 2014-4A, Class A2A, 2.69%, 10/14/26 (a)(b)		2,490	2,487,077
Series 2014-4A, Class B, 3.64%, 10/14/26 (a)(b)		1,455	1,442,018
Series 2014-4A, Class C, 4.29%, 10/14/26 (a)(b)		3,475	3,349,430
Series 2014-4A, Class D, 5.79%, 10/14/26 (a)(b)		2,075	1,880,963
Series 2015-1A, Class D, 5.88%, 4/18/27 (a)(b)		1,225	1,155,665
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.79%, 4/20/26 (a)(b)		5,750	5,738,500
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.99%, 7/17/26 (a)(b)		2,780	2,601,871
Wind River CLO Ltd., Series 2012-1A, Class D, 5.29%, 1/15/24 (a)(b)		2,070	2,059,650
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 3.39%, 10/17/26 (a)(b)		3,320	3,293,108

			1,213,489,936
Ireland — 0.3%
ALME Loan Funding II Ltd.:
Series 2X, Class A, 1.40%, 8/15/27 (b)	EUR	5,750	6,411,298
Series 2X, Class E, 5.10%, 8/15/27 (b)		2,595	2,745,108
Series 2X, Class F, 5.85%, 8/15/27 (b)		1,730	1,744,582
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 6/16/27 (b)		2,706	2,844,054
Series 2014-1X, Class F, 5.75%, 6/16/27 (b)		1,352	1,340,637
Avoca CLO XI Ltd., Series 11X, Class A, 1.38%, 7/15/27 (b)		8,800	9,833,107
Avoca CLO XIII Ltd., Series 13X, Class E, 5.46%, 1/21/28 (b)		1,570	1,719,241
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.81%, 7/12/28 (b)		1,100	1,161,543
Series 14X, Class F, 5.81%, 7/12/28 (b)		1,100	1,081,649
Series 14X, Class SUB, 2.63%, 7/12/28		4,200	4,294,191
Avoca CLO XV Ltd.:
Series 15X, Class E, 2.63%, 9/11/28 (b)		4,100	4,269,831
Series 15X, Class F, 2.63%, 9/11/28 (b)		1,540	1,581,420
Series 15X, Class M1, 2.63%, 11/28/28 (b)		3,700	3,431,553
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.40%, 7/08/27 (b)		10,810	12,053,170
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.95%, 1/24/28 (b)		1,700	1,900,484
Series 4X, Class F, 6.55%, 1/22/28 (b)		2,100	2,203,193
Series 4X, Class SUB, 0.21%, 1/24/28 (b)		10,200	9,472,367
Harvest CLO XI Ltd.:
Series 11X, Class A1, 1.34%, 3/26/29 (b)		4,380	4,869,766
Series 11X, Class E, 5.34%, 3/26/29 (b)		5,400	5,658,768
Series 11X, Class SUB, 0.00%, 3/26/29 (b)		10,151	9,811,510

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
Ireland (continued)
Sorrento Park CLO Ltd., Series 1X, Class E, 6.24%, 11/16/27 (b)	EUR	1,710	$1,769,446

			90,196,918
Italy — 0.1%
Arianna SPV Srl:
Series 1, Class A, 3.60%, 10/20/30		10,058	11,649,416
Series 1, Class B, 5.50%, 1/20/20		2,800	3,352,604
Asset Backed European Securitisation Transaction Ten Srl, Series 10, Class A, 0.48%, 12/10/28 (b)		9,989	11,181,464
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25		155	173,907
Berica PMI, Series 1, Class A1X, 2.37%, 5/31/57 (b)		569	639,550
Colombo Srl, Series 1, Class B, 0.49%, 8/28/26 (b)		2,001	2,202,723

			29,199,664
Netherlands — 0.2%
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.42%, 7/30/28 (b)		2,625	2,807,063
Series 2015-4X, Class E, 4.57%, 7/30/28 (b)		3,535	3,634,027
Series 2015-4X, Class F, 6.32%, 7/30/28 (b)		1,590	1,621,216
Jubilee BV, Series 2014-11X, Class A, 1.38%, 4/15/27 (b)		8,790	9,810,493
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.05%, 1/15/24 (b)		5,820	3,586,256
North Westerly CLO IV 2013 BV, Series IV-X, Class A-1, 1.50%, 1/15/26 (b)		13,800	15,434,535
St. Pauls CLO, Series 4X, Class A1, 1.38%, 4/25/28 (b)		13,250	14,805,421

			51,699,011
Portugal — 0.1%
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta Electricity Receivables, Series 1, Class SNR, 4.17%, 2/16/17		5,704	6,469,663
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18		22,721	25,417,780

			31,887,443
United Kingdom — 0.0%
E-Carat PLC, Series 5, Class B, 1.46%, 4/18/23 (b)	GBP	5,900	8,863,844
United States — 5.7%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.46%, 7/25/36 (b)	USD	6,460	3,573,678
ALM V Ltd., Series 2012-5A, Class DR, 6.26%, 10/18/27 (a)(b)		1,250	1,193,125
ALM XI Ltd., Series 2014-11A, Class C, 3.79%, 10/17/26 (a)(b)		655	619,225
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a)		9,490	9,878,084
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.43%, 5/25/35 (b)		5,849	4,512,053
AVANT Loans Funding Trust, Series 2015-A, Class A, 4.00%, 8/16/21 (a)		13,597	13,597,356
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		4,573	4,557,954
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.19%, 5/28/39 (a)(b)		39,991	31,510,344

Asset-Backed Securities		Par (000)	Value
United States (continued)
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)	USD	4,713	$4,720,182
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		16,765	16,819,614
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		5,966	5,966,248
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		7,885	4,177,299
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		7,319	4,004,792
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		12,533	7,249,182
Bear Stearns Asset Backed Securities I Trust:
Series 2006-EC2, Class M2, 0.62%, 2/25/36 (b)		2,709	2,329,594
Series 2007-FS1, Class 1A3, 0.36%, 5/25/35 (b)		5,721	4,630,478
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.34%, 12/25/36 (b)		17,694	13,729,917
Series 2006-HE7, Class 1A2, 0.37%, 9/25/36 (b)		11,503	9,313,366
Series 2007-AQ2, Class A2, 0.37%, 1/25/37 (b)		7,430	6,366,325
Series 2007-HE1, Class 21A2, 0.36%, 1/25/37 (b)		5,498	4,952,035
Series 2007-HE2, Class 22A, 0.34%, 3/25/37 (b)		6,586	5,220,945
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.40%, 12/25/36 (a)(b)		5,370	4,995,405
BOAA, Series 2012-1, Class R, 0.00%, 3/15/19 (d)		15,937	1,665,491
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class M1, 0.67%, 12/25/35 (b)		8,987	7,528,877
Series 2006-FRE1, Class A4, 0.45%, 7/25/36 (b)		9,244	5,535,902
Series 2006-NC3, Class A4, 0.44%, 8/25/36 (b)		9,267	5,784,526
Series 2006-NC5, Class A3, 0.35%, 1/25/37 (b)		2,500	1,475,780
Series 2006-NC5, Class A4, 0.42%, 1/25/37 (b)		4,026	2,403,212
Series 2007-FRE1, Class A2, 0.40%, 2/25/37 (b)		5,278	4,938,904
Chesapeake Funding LLC:
Series 2013-1A, Class B, 1.20%, 1/07/25 (a)(b)		1,730	1,726,462
Series 2014-1A, Class B, 1.00%, 3/07/26 (a)(b)		1,965	1,963,400
Series 2014-1A, Class C, 1.40%, 3/07/26 (a)(b)		1,145	1,142,772
Series 2014-1A, Class D, 1.75%, 3/07/26 (a)(b)		3,245	3,233,480
CHLUPA Trust:
Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		5,458	5,457,517
Series 2014-HD, Class A, 2.92%, 2/15/21 (a)		8,730	8,697,698
Chrysler Capital Auto Receivables Trust: Series 2013-AA, Class B, 1.83%, 3/15/19 (a)		2,080	2,096,026

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2013-AA, Class C, 2.28%, 7/15/19 (a)	USD	4,330	$4,366,918
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		3,660	3,679,654
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		3,785	3,809,538
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.08%, 5/26/27 (a)(b)		1,250	1,215,665
Conseco Financial Corp., Series 1998-6, Class M1, 6.63%, 6/01/30		3,273	2,911,734
Countrywide Asset-Backed Certificates:
Series 2006-16, Class 1A, 0.34%, 12/25/46 (b)		9,785	7,602,102
Series 2006-19, Class 2A2, 0.36%, 3/25/37 (b)		13,244	12,267,984
Series 2006-S3, Class A3, 6.27%, 6/25/21 (c)		3,549	3,621,332
Series 2006-S3, Class A4, 6.27%, 1/25/29 (c)		2,555	2,488,566
Series 2007-13, Class 1A, 1.04%, 10/25/47 (b)		12,943	10,847,204
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		26,763	26,150,903
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		5,147	4,996,097
Series 2006-S5, Class A5, 6.16%, 6/25/35		3,191	2,895,860
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		40,349	41,096,331
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A4, 0.41%, 12/25/36 (b)		9,640	6,086,803
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 3/09/47 (a)		3,139	3,140,454
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.37%, 2/25/37 (b)		8,837	4,932,357
GFT Mortgage Loan Trust:
Series 2015-GFT1, Class A, 3.72%, 1/25/55 (a)(c)		10,314	10,205,829
Series 2015-GFT2, Class A, 4.34%, 9/25/18 (a)(c)		6,740	6,740,000
Highbridge Loan Management Ltd.:
Series 2015-6A, Class D, 3.94%, 3/17/27 (a)(b)		1,820	1,729,000
Series 2015-6A, Class E, 5.75%, 3/17/27 (a)(b)		1,620	1,433,700
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.57%, 4/15/36 (b)		9,415	8,313,937
Hyundai Auto Receivables Trust, Series 2013-B, Class CERT, 0.00%, 9/16/19		4,399	2,868,501
Invitation Homes Trust:
Series 2013-SFR1, Class F, 3.90%, 12/17/30 (a)(b)		1,649	1,600,109
Series 2014-SFR1, Class A, 1.21%, 6/17/31 (a)(b)		4,525	4,443,419
Series 2014-SFR2, Class A, 1.31%, 9/17/31 (a)(b)		6,215	6,084,286
Series 2015-SFR1, Class E, 4.41%, 3/17/17 (a)(b)		3,266	3,265,990
Irwin Home Equity Loan Trust, Series 2006-P1, Class 1A, 0.33%, 12/25/36 (a)(b)		1,365	1,187,139
Lehman XS Trust, Series 2007-1, Class 2A1, 5.47%, 2/25/37 (b)		7,241	6,722,907
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		30,789	30,712,027
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.42%, 2/25/36 (b)		6,574	5,320,375

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2006-1, Class 2A3, 0.39%, 2/25/36 (b)	USD	12,048	$7,495,908
Series 2006-10, Class 2A2, 0.31%, 11/25/36 (b)		2,054	979,364
Series 2006-10, Class 2A3, 0.36%, 11/25/36 (b)		20,972	10,045,510
Series 2006-10, Class 2A4, 0.42%, 11/25/36 (b)		4,117	1,991,089
Series 2006-11, Class 1A, 0.36%, 12/25/36 (b)		20,304	12,542,905
Series 2006-3, Class 2A3, 0.38%, 5/25/46 (b)		9,364	4,015,255
Series 2006-3, Class 2A4, 0.47%, 5/25/46 (b)		5,534	2,413,703
Series 2006-6, Class 1A, 0.34%, 7/25/36 (b)		30,596	19,312,451
Marketplace Loan Trust Series, Series 2015-AV1, Class A, 4.00%, 9/15/21 (a)		19,280	19,237,353
Morgan Stanley Mortgage Loan Trust:
Series 2006-15XS, Class A2B, 5.51%, 11/25/36 (c)		9,354	6,048,967
Series 2007-7AX, Class 1A, 0.42%, 4/25/37 (b)		59,291	27,700,043
MSCC Heloc Trust, Series 2007-1, Class A, 0.29%, 12/25/31 (b)		1,367	1,314,710
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		14,285	14,414,022
Series 2014-AA, Class A2B, 1.46%, 2/15/29 (a)(b)		3,800	3,811,415
Series 2014-AA, Class A3, 1.81%, 10/15/31 (a)(b)		17,812	17,538,728
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		14,970	14,086,950
Series 2014-CTA, Class A, 0.91%, 9/16/24 (a)(b)		7,213	7,174,871
Series 2014-CTA, Class B, 1.96%, 10/17/44 (a)(b)		21,595	20,639,983
Series 2015-AA, Class A2B, 1.41%, 12/15/28 (a)(b)		24,825	24,974,273
Series 2015-AA, Class A3, 1.91%, 11/15/30 (a)(b)		10,143	10,057,038
Series 2015-AA, Class B, 3.50%, 12/15/44 (a)		10,722	10,070,606
Nelnet Student Loan Trust, Series 2014-2A, Class A3, 1.05%, 7/27/37 (a)(b)		12,770	11,771,616
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 3.86%, 8/04/25 (a)(b)		2,833	2,642,373
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,240	3,236,721
Series 2015-1A, Class B, 1.95%, 7/15/19 (a)(b)		4,790	4,791,926
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		72,400	72,399,710
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		30,597	30,785,478
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		23,985	23,983,129
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		7,500	7,526,700
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		13,875	13,711,317
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)		24,570	24,417,175
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		19,585	19,782,378

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)		Value
United States (continued)
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)	USD	7,260		$7,434,167
Series 2015-1A, Class D, 6.63%, 3/18/26 (a)		10,056		10,335,255
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		36,150		36,068,084
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		22,816		22,777,897
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		21,300		21,304,473
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		10,530		10,459,554
Series 2015-3A, Class C, 5.82%, 11/20/28 (a)		14,420		14,489,847
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		5,305		4,968,812
PFS Financing Corp., Series 2014-AA, Class B, 1.16%, 2/15/19 (a)(b)		4,725		4,705,963
Pinnacle Park CLO Ltd.:
Series 2014-1A, Class D, 3.79%, 4/15/26 (a)(b)		4,080		3,868,714
Series 2014-1A, Class E, 5.24%, 4/15/26 (a)(b)		1,500		1,320,321
Progress Residential Trust:
Series 2014-SFR1, Class F, 4.90%, 10/17/31 (a)(b)		2,082		2,072,881
Series 2015-SFR1, Class A, 1.61%, 2/17/32 (a)(b)		14,186		14,048,921
Series 2015-SFR1, Class E, 4.21%, 2/17/32 (a)(b)		4,675		4,632,313
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		8,120		8,029,568
Residential Asset Mortgage Products Trust, Series 2006-RZ4, Class A3, 0.47%, 10/25/36 (b)		29,004		25,019,343
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		12,500		12,539,956
SACO I Trust, Series 2006-9, Class A1, 0.50%, 8/25/36 (b)		5,771		7,496,121
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class Cert, 0.00% (a)		—	(e)	2,028,000
Series 2014-S1, Class Cert, 0.00%, 8/16/18 (a)		—	(e)	3,634,575
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		887		887,820
Series 2014-S2, Class Cert, 0.00%, 11/16/18 (a)		—	(e)	2,575,800
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		2,113		2,116,493
Series 2014-S3, Class Cert, 0.00%, 2/19/19 (a)		—	(e)	4,508,000
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		1,654		1,656,747
Series 2014-S4, Class Cert, 0.00%, 4/16/19 (a)		—	(e)	6,198,500
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		2,722		2,728,327
Series 2014-S5, Class Cert, 0.00% (a)		—	(e)	2,281,500
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		2,501		2,506,048
Series 2014-S6, Class Cert, 0.00% (a)		—	(e)	2,940,600
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		2,806		2,808,798
Scholar Funding Trust, Series 2011-A, Class A, 1.19%, 10/28/43 (a)(b)		2,748		2,734,833

Asset-Backed Securities		Par (000)	Value
United States (continued)
Silver Bay Realty Trust:
Series 2014-1, Class A, 1.21%, 9/17/31 (a)(b)	USD	3,405	$3,334,893
Series 2014-1, Class E, 3.45%, 9/17/31 (a)(b)		2,475	2,380,722
Series 2014-1, Class F, 3.75%, 9/17/31 (a)(b)		4,080	3,941,092
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.46%, 7/15/36 (b)		4,703	4,662,638
Series 2006-A, Class C, 0.74%, 7/15/36 (b)		9,086	7,820,402
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.74%, 3/15/22 (b)		2,631	2,599,782
Series 2004-A, Class A3, 0.74%, 6/15/33 (b)		34,701	33,036,289
Series 2004-B, Class A2, 0.54%, 6/15/21 (b)		1,033	1,028,038
Series 2004-B, Class A3, 0.67%, 3/15/24 (b)		39,355	36,197,981
Series 2005-B, Class A2, 0.52%, 3/15/23 (b)		4,375	4,338,708
Series 2006-A, Class A4, 0.53%, 12/15/23 (b)		14,816	14,643,180
Series 2006-B, Class A4, 0.52%, 3/15/24 (b)		4,270	4,238,738
Series 2006-B, Class A5, 0.61%, 12/15/39 (b)		3,660	3,196,443
Series 2006-C, Class A4, 0.51%, 3/15/23 (b)		3,194	3,158,446
Series 2007-A, Class A2, 0.46%, 9/15/25 (b)		9,894	9,799,035
Series 2007-A, Class A3, 0.51%, 12/15/26 (b)		7,225	6,910,265
SLM Private Education Loan Trust:
Series 2011-A, Class A2, 4.37%, 4/17/28 (a)		2,000	2,114,004
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		3,340	3,506,138
Series 2011-B, Class A3, 2.46%, 6/16/42 (a)(b)		11,165	11,755,762
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		7,690	8,240,873
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		11,210	11,821,797
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		5,750	5,895,860
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,264,661
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		8,025	8,094,448
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		7,730	7,689,356
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		17,440	17,087,224
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		5,215	5,204,554
Series 2013-B, Class A2B, 1.31%, 6/17/30 (a)(b)		9,970	9,905,245
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		15,415	15,330,372
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		15,620	16,138,896
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		19,840	20,160,396

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Asset-Backed Securities		Par (000)	Value
United States (continued)
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)	USD	2,800	$2,831,928
Series 2014-A, Class A2B, 1.36%, 1/15/26 (a)(b)		13,940	13,931,455
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		16,505	16,099,373
SMB Private Education Loan Trust:
Series 2015-B, Class A2B, 1.41%, 7/15/27 (a)(b)		6,930	6,876,639
Series 2015-B, Class A3, 1.96%, 5/17/32 (a)(b)		18,490	18,418,998
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		15,900	14,946,318
SoFi Professional Loan Program, Series 2014-A, Class A1, 1.79%, 6/25/25 (a)(b)		2,549	2,561,498
SoFi Professional Loan Program LLC:
Series 2014-A, Class A2, 3.02%, 10/25/27 (a)		7,264	7,393,311
Series 2014-B, Class A2, 2.55%, 8/25/29 (a)		15,430	15,502,452
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)		12,264	12,250,590
Series 2015-B, Class A1, 1.24%, 4/25/35 (a)(b)		11,418	11,257,884
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		21,680	21,684,762
Solarcity LMC Series IV LLC, Series 2015-1, Class A, 4.18%, 8/21/45 (a)		2,846	2,770,527
Solarcity Lmc Series IV LLC, Series 2015-1, Class B, 5.58%, 8/21/45 (a)		11,370	11,203,998
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		47,010	47,073,846
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		49,577	50,584,553
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		29,600	29,708,928
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)		5,220	5,143,793
U.S. Residential Opportunity Fund Trust:
Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		17,381	17,354,493
Series 2015-1IV, Class A, 3.72%, 2/27/35 (a)		9,318	9,303,604
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.32%, 7/25/37 (a)(b)		2,937	2,600,260
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 0.38%, 10/25/36 (b)		25,625	13,184,739
World Financial Network Credit Card Master Trust:
Series 2012-C, Class C, 4.55%, 8/15/22		6,229	6,541,166
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,372,157
Series 2012-D, Class B, 3.34%, 4/17/23		4,080	4,247,003
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,614,961

			1,794,351,341
Total Asset-Backed Securities — 10.2%			3,219,688,157

Common Stocks		Shares	Value
Austria — 0.0%
Wienerberger AG		119,467	2,105,097

Common Stocks	Shares	Value
Brazil — 0.0%
Tim Participacoes SA	113,913	$1,076,478
Canada — 0.0%
Barrick Gold Corp.	387,321	2,463,362
Northern Graphite Corp. (f)	435,208	91,314

		2,554,676
China — 0.1%
Alibaba Group Holding Ltd. — ADR (f)	48,179	2,841,116
China Singyes Solar Technologies Holdings Ltd.	2,872,000	1,950,371
China Unicom Hong Kong Ltd.	3,000,000	3,816,566
Fufeng Group Ltd.	3,000,000	1,219,082
Huatai Securities Co. Ltd. (f)	2,014,461	4,019,435

		13,846,570
France — 0.0%
Société Générale SA	34,600	1,546,317
Germany — 0.0%
Commerzbank AG (f)	71,558	755,784
Greece — 0.0%
Hellenic Telecommunications Organization SA (f)	765,001	6,721,831
Luxembourg — 0.0%
APERAM SA (f)	23,116	625,082
Concrete Investment II SCA (f)(r)	24,318	—

		625,082
Spain — 0.0%
Banco de Sabadell SA	1,486,841	2,736,633
Repsol SA	45,100	526,012

		3,262,645
United Kingdom — 0.0%
AA PLC (f)	194,310	833,713
Barclays PLC	926,080	3,427,218
Lloyds Banking Group PLC	3,571,850	4,066,398

		8,327,329
United States — 0.3%
American Capital Agency Corp.	53,408	998,730
Anadarko Petroleum Corp.	25,606	1,546,346
Annaly Capital Management, Inc.	105,526	1,041,542
Apple Inc.	154,171	17,005,061
Concho Resources, Inc. (f)	36,374	3,575,564
Delta Air Lines, Inc.	213,989	9,601,686
EOG Resources, Inc.	45,034	3,278,475
GEO Group, Inc.	86,981	2,586,815
LyondellBasell Industries NV, Class A	145,885	12,160,974
Matador Resources Co. (f)	260,809	5,409,179
National Retail Properties, Inc.	27,026	980,233
Pioneer Natural Resources Co.	31,866	3,876,180
Realty Income Corp.	21,880	1,036,893
RSP Permian, Inc. (f)	150,754	3,052,769
Two Harbors Investment Corp.	195,612	1,725,298
United Continental Holdings, Inc. (f)	167,766	8,899,986
Vantage Drilling Co. (f)	1,556,671	39,882
VEREIT, Inc.	972,438	7,507,221
Whiting Petroleum Corp. (f)	144,408	2,205,110

		86,527,944
Total Common Stocks — 0.4%		127,349,753

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Australia — 0.1%
APT Pipelines Ltd., 4.20%, 3/23/25	USD	6,000	$5,694,066
Drillsearch Finance Property Ltd., 6.00%, 9/01/18 (g)		2,100	2,005,500
Origin Energy Finance Ltd., 3.50%, 10/04/21 Transfield Services Ltd.:	EUR	13,215	14,550,381
8.38%, 5/15/20 (a)	USD	1,800	1,851,750
8.38%, 5/15/20		300	308,625

			24,410,322
Austria — 0.1%
Erste Group Bank AG, 5.50%, 5/26/25 (b)		6,800	6,613,000
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	9,300	10,375,767

			16,988,767
Belgium — 0.0%
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		5,962	6,111,361
Brazil — 0.0%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24	USD	2,500	2,406,250
Suzano Trading Ltd.:
5.88%, 1/23/21 (a)		3,750	3,637,500
5.88%, 1/23/21		1,250	1,212,500

			7,256,250
Canada — 0.1%
Canadian Pacific Railway Co., 6.13%, 9/15/15		4,030	4,232,818
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,430	1,992,600
7.00%, 3/31/24 (a)		18,854	14,988,930

			21,214,348
Cayman Islands — 0.0%
Trafford Centre Finance Ltd., 1.41%, 7/28/35 (b)	GBP	3,400	4,604,312
Chile — 0.0%
AES Gener SA, 5.00%, 7/14/25 (a)	USD	5,000	5,061,975
China — 0.6%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	21,000	3,111,000
Alibaba Group Holding Ltd., 4.50%, 11/28/34	USD	5,000	4,646,930
Beijing Capital Hong Kong Ltd., 4.70%, 6/20/17	CNH	22,000	3,362,276
Billion Express Investments Ltd., 0.75%, 10/18/15 (g)	USD	15,800	15,784,200
Biostime International Holdings Ltd., 0.00%, 2/20/19 (d)(g)	HKD	20,000	2,335,469
China Energy Reserve and Chemicals Group Overseas Co. Ltd., 5.25%, 5/11/18	USD	2,556	2,498,362
China New Town Finance I Ltd., 5.50%, 5/06/18	CNH	16,500	2,476,329
China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/08/19 (g)	CNY	4,000	526,970
China South City Holdings Ltd.:
13.50%, 10/17/17	USD	880	939,400
8.25%, 1/29/19		600	562,715
CIFI Holdings Group Co. Ltd.:
12.25%, 4/15/18		900	971,968
7.75%, 6/05/20		6,700	6,360,645
CITIC Ltd., 6.80%, 1/17/23		10,000	11,326,490
Cosmos Boom Investment Ltd., 0.50%, 6/23/20 (g)		7,400	6,845,000
Dragon Aviation Finance Luxembourg SA, 4.00%, 11/28/22		15,149	14,770,201
E-House China Holdings Ltd.:
2.75%, 12/15/18 (a)(g)		10,700	9,957,687
2.75%, 12/15/18 (g)		1,000	930,625

Corporate Bonds		Par (000)	Value
China (continued)
Evergrande Real Estate Group Ltd., 12.00%, 2/17/20	USD	1,000	$994,544
Fantasia Holdings Group Co. Ltd.:
13.75%, 9/27/17		4,100	4,264,000
10.63%, 1/23/19		5,000	4,687,490
Fufeng Group Ltd., 3.00%, 11/27/18 (g)	CNY	20,000	3,256,202
Fuqing Investment Management Ltd., 4.85%, 7/21/18	CNH	23,500	3,609,987
Gemdale International Investment Ltd., 7.13%, 11/16/17	USD	950	980,875
Greentown China Holdings Ltd., 8.50%, 2/04/18		1,000	1,042,453
HC International, Inc., 5.00%, 11/27/19 (g)	HKD	30,000	3,087,077
Hengan International Group Co. Ltd., 0.00%, 6/27/18 (d)(g)		71,000	9,516,229
Kaisa Group Holdings Ltd.:
12.88%, 9/18/17 (f)(h)	USD	850	412,250
9.00%, 6/06/19 (h)		6,000	2,880,000
10.25%, 1/08/20 (h)		4,800	2,304,000
KWG Property Holding Ltd., 13.25%, 3/22/17		940	1,026,950
Longfor Properties Co. Ltd., 6.75%, 1/29/23		1,000	994,354
Panda Funding Investment 2013, 3.95%, 12/17/16	CNH	22,000	3,414,136
Powerlong Real Estate Holdings Ltd., 11.25%, 1/25/18	USD	1,000	1,026,200
Qihoo 360 Technology Co. Ltd.:
2.50%, 9/15/18 (g)		4,079	3,923,488
0.50%, 8/15/20 (g)		6,000	5,238,750
1.75%, 8/15/21 (g)		3,000	2,523,750
Shui On Development Holding Ltd., 6.88%, 2/26/17	CNH	29,000	4,384,146
SOHO China Ltd., 7.13%, 11/07/22	USD	1,000	1,000,000
Sunac China Holdings Ltd., 12.50%, 10/16/17		900	956,250
Times Property Holdings Ltd., 12.63%, 3/21/19		1,000	1,058,561
Tong Jie Ltd., 3.00%, 2/18/18 (d)(g)	HKD	48,000	6,294,153
Trillion Chance Ltd., 8.50%, 1/10/19	USD	7,550	7,285,365
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		9,250	9,863,247
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		2,250	2,301,021
Yingde Gases Investment Ltd., 8.13%, 4/22/18		2,000	1,660,000
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	16,000	2,425,571
Zhaohai Investment BVI Ltd., 4.00%, 7/23/20	USD	6,550	6,377,080

			186,194,396
Cyprus — 0.1%
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (g)	EUR	7,800	9,587,342
3.00%, 12/09/21		5,100	5,292,447

			14,879,789
Czech Republic — 0.0%
CE Energy AS, 7.00%, 2/01/21		2,783	3,212,362
France — 0.3%
3AB Optique Developpement SAS, 5.63%, 4/15/19		2,570	2,692,250
Autodis SA, 6.50%, 2/01/19		106	121,519
Cap Gemini SA:
1.75%, 7/01/20		6,100	6,918,589
2.50%, 7/01/23		8,400	9,670,142
Credit Agricole SA, 3.88%, 4/15/24 (a)	USD	7,400	7,648,181
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	600	657,437
Horizon Holdings I SASU, 7.25%, 8/01/23		575	643,999
ICADE, 1.88%, 9/14/22		10,200	11,234,543
Lion/Seneca France 2, 7.88%, 4/15/19		4,560	4,382,019

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
France (continued)
Numericable-SFR SAS:
5.38%, 5/15/22	EUR	7,673	$8,592,032
6.00%, 5/15/22 (a)	USD	8,215	7,917,206
5.63%, 5/15/24	EUR	11,517	12,740,471
Renault SA:
3.63%, 9/19/18		4,000	4,745,193
3.13%, 3/05/21		17,760	20,733,554
SGD Group SAS, 5.63%, 5/15/19		3,035	3,323,500
THOM Europe SAS, 7.38%, 7/15/19		2,697	3,156,056
WFS Global Holding SAS, 9.50%, 7/15/22		2,840	3,205,167

			108,381,858
Germany — 0.6%
Commerzbank AG:
7.75%, 3/16/21		35,800	47,043,679
8.13%, 9/19/23 (a)	USD	4,186	4,854,127
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)		26,401	25,808,166
Deutsche Bank AG:
2.75%, 2/17/25	EUR	8,920	9,205,113
4.50%, 4/01/25	USD	14,900	14,436,208
FTE Verwaltungs GmbH, 9.00%, 7/15/20	EUR	1,260	1,407,931
JH-Holding Finance SA, 8.25%, 12/01/22		1,500	1,725,608
Pfleiderer GmbH, 7.88%, 8/01/19		1,963	2,215,622
ProGroup AG, 5.13%, 5/01/22		860	980,188
Schaeffler Finance BV, 3.25%, 5/15/25		6,175	6,451,482
Schaeffler Holding Finance BV:
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (i)		2,878	3,426,213
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (i)		670	773,532
Trionista Holdco GmbH, 5.00%, 4/30/20		911	1,045,421
Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH:
5.75%, 1/15/23		3,280	3,838,935
5.13%, 1/21/23		261	302,288
5.63%, 4/15/23		530	618,992
4.00%, 1/15/25		14,191	14,977,195
3.50%, 1/15/27		1,333	1,310,762
6.25%, 1/15/29		1,337	1,576,140
Volkswagen International Finance NV:
5.50%, 11/09/15 (a)(g)		2,100	1,561,161
5.50%, 11/09/15 (g)		30,600	22,748,349
ZF North America Capital, Inc.:
2.25%, 4/26/19		6,100	6,509,448
2.75%, 4/27/23		10,800	10,861,185

			183,677,745
Hong Kong — 0.2%
Asia View Ltd., 1.50%, 8/08/19 (g)	USD	7,000	7,157,500
China Nickel Resources Holdings Co. Ltd., 12.00%, 12/12/18 (f)(h)	HKD	8,000	206,450
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (g)		57,000	4,045,135
Double Rosy Ltd., 3.63%, 11/18/19	USD	13,600	13,489,160
Glorious Property Holdings Ltd., 13.25%, 3/04/18		4,800	2,736,000
Goodman HK Finance, 4.38%, 6/19/24		7,395	7,440,109
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,500	7,391,003
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,569,795
MIE Holdings Corp., 7.50%, 4/25/19	USD	3,200	1,472,000
Noble Group Ltd., 6.75%, 1/29/20		5,850	4,007,191
PB Issuer No. 4 Ltd., 3.25%, 7/03/21 (g)		5,513	5,182,220
REXLot Holdings Ltd., 4.50%, 4/17/19 (g)	HKD	20,000	1,548,377
Shimao Property Holdings Ltd., 8.38%, 2/10/22	USD	1,000	1,032,471

Corporate Bonds		Par (000)	Value
Hong Kong (continued)
Shine Power International Ltd., 0.00%, 7/28/19 (d)(g)	HKD	60,000	$7,335,437

			66,612,848
India — 0.5%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	3,350	3,415,395
Food Corp. of India, 9.95%, 3/07/22	INR	4,335,000	71,894,496
Greenko Dutch BV, 8.00%, 8/01/19	USD	8,000	8,168,240
Housing Development Finance Corp. Ltd., 9.75%, 10/10/16	INR	1,000,000	15,507,617
Lodha Developers International Ltd., 12.00%, 3/13/20	USD	4,740	4,384,500
Mahanagar Telephone Nigam Ltd., 8.29%, 11/28/24	INR	2,750,000	42,133,234
Reliance Holding USA, Inc., 5.40%, 2/14/22	USD	5,000	5,455,905
Rolta Americas LLC, 8.88%, 7/24/19		2,899	1,232,075
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	4,223	4,238,261
Vedanta Resources PLC, 8.25%, 6/07/21	USD	5,140	3,600,159
Videocon Industries Ltd., 6.75%, 12/16/15 (g)		1,900	1,567,500

			161,597,382
Indonesia — 0.1%
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (f)(h)		11,675	4,203,000
Berau Coal Energy Tbk PT, 7.25%, 3/13/17		6,070	2,124,500
Jababeka International BV, 7.50%, 9/24/19		950	833,740
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		3,000	2,820,000
Pakuwon Prima Pte Ltd., 7.13%, 7/02/19		3,000	2,847,612
Pratama Agung Pte. Ltd., 6.25%, 2/24/20		12,200	11,539,736

			24,368,588
Ireland — 0.2%
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	3,685	4,261,746
Ardagh Packaging Finance PLC, 9.25%, 10/15/20		545	636,238
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)	USD	4,800	4,776,000
4.25%, 1/15/22	EUR	8,035	8,798,789
Bank of Ireland, 4.25%, 6/11/24 (b)		35,650	40,280,122

			58,752,895
Italy — 0.8%
Banca Monte dei Paschi di Siena SpA:
4.88%, 9/15/16		13,080	15,206,463
3.63%, 4/01/19		5,985	6,721,901
2.88%, 4/16/22		15,650	19,331,063
Banca Popolare dell’Emilia Romagna SC, 3.38%, 10/22/18		11,000	13,470,265
Banco Popolare SC:
3.50%, 3/14/19		16,169	18,427,869
2.75%, 7/27/20		22,430	24,867,918
Cerved Group SpA:
6.38%, 1/15/20		1,600	1,862,939
8.00%, 1/15/21		1,010	1,203,563
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		5,979	6,439,145
FGA Capital Ireland PLC, 2.63%, 4/17/19		1,930	2,207,474
Intesa Sanpaolo SpA:
3.50%, 1/17/22		4,720	5,732,770
6.63%, 9/13/23		9,630	12,734,933
2.86%, 4/23/25		13,665	14,565,495
3.93%, 9/15/26		5,820	6,520,711
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	3,376	3,603,948

12	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Italy (continued)
7.38%, 7/15/39 (a)	USD	1,740	$1,835,700
6.25%, 1/15/40 (a)		6,540	6,278,400
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	2,268	2,432,054
Rhino Bondco SpA, 7.25%, 11/15/20		1,214	1,417,575
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	956	915,370
6.00%, 9/30/34		787	727,975
7.72%, 6/04/38		2,050	2,224,250
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	3,765	5,378,069
Telecom Italia SpA:
3.25%, 1/16/23		6,070	6,590,650
5.88%, 5/19/23	GBP	2,500	4,015,196
Twin Set-Simona Barbieri SpA, 5.86%, 7/15/19 (b)	EUR	1,393	1,418,014
UniCredit SpA:
6.95%, 10/31/22		23,448	29,997,578
5.75%, 10/28/25 (b)		25,870	30,844,540
Wind Acquisition Finance SA:
4.00%, 7/15/20		12,063	13,277,078
7.00%, 4/23/21		715	796,948

			261,045,854
Jamaica — 0.0%
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	3,100	2,828,750
Japan — 0.2%
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (d)(g)	JPY	200,000	1,742,175
0.00%, 3/25/20 (d)(g)		130,000	1,168,987
CYBERDYNE, Inc., 0.00%, 12/12/17 (d)(g)		240,000	2,110,616
LIXIL Group Corp.:
0.00%, 3/04/20 (d)(g)		110,000	911,203
0.00%, 3/04/22 (d)(g)		110,000	894,011
Maruzen Showa Unyu Co. Ltd., 0.00%, 3/29/19 (d)(g)		197,000	1,781,728
MISUMI Group, Inc., 0.00%, 10/22/18 (d)(g)	USD	5,900	6,187,625
Mitsui OSK Lines Ltd., 0.00%, 4/24/20 (d)(g)		4,100	3,391,725
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (d)(g)	JPY	820,000	7,197,599
Park24 Co. Ltd., 0.00%, 4/26/18 (d)(g)		400,000	3,501,021
Shizuoka Bank Ltd., 0.00%, 4/25/18 (d)(g)	USD	1,700	1,700,000
Softbank Corp., 4.50%, 4/15/20 (a)		1,045	1,011,978
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (d)(g)	JPY	350,000	2,990,456
Takashimaya Co. Ltd., 0.00%, 12/11/18 (d)(g)		230,000	1,962,760
Toppan Printing Co. Ltd., 0.00%, 12/19/16 (d)(g)		400,000	3,434,335
Unicharm Corp., 0.00%, 9/25/20 (d)(g)		410,000	3,823,511
Yamaguchi Financial Group, Inc., 0.00%, 12/20/18 (d)(g)	USD	3,300	3,964,125

			47,773,855
Jersey — 0.0%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	2,105	2,478,774
Luxembourg — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (a)	USD	605	609,538
Altice Financing SA, 5.25%, 2/15/23	EUR	4,613	5,061,810
Altice Luxembourg SA:
7.25%, 5/15/22		9,769	10,288,271
6.25%, 2/15/25		4,607	4,516,243
7.63%, 2/15/25 (a)	USD	3,465	3,060,028
APERAM, 0.63%, 7/08/21 (g)		5,800	5,799,420
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		3,290	2,714,250
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	5,685	5,548,867

Corporate Bonds		Par (000)	Value
Luxembourg (continued)
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	5,775	$6,646,609
LSF9 Balta Issuer SA, 7.75%, 9/15/22		875	977,730
Matterhorn Telecom SA, 3.88%, 5/01/22		2,480	2,459,410
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		884	960,623
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		1,380	1,656,901
Xefin Lux SCA, 3.72%, 6/01/19 (b)		4,050	4,518,705

			54,818,405
Malaysia — 0.0%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	7,500	8,169,750
Cahaya Capital Ltd., 0.00%, 9/18/21 (d)(g)		5,000	4,575,000

			12,744,750
Mexico — 0.1%
Cemex Finance LLC:
5.25%, 4/01/21	EUR	8,711	9,636,385
9.38%, 10/12/22 (a)	USD	6,250	6,648,125
Cemex SAB de CV, 4.75%, 1/11/22	EUR	4,010	4,237,176

			20,521,686
Netherlands — 0.3%
ABN AMRO Bank NV, 2.88%, 6/30/25 (b)		13,350	15,035,126
Achmea BV, 6.00%, 4/04/43 (b)		2,509	2,960,983
Constellium NV:
4.63%, 5/15/21		352	330,395
8.00%, 1/15/23 (a)	USD	3,342	2,957,670
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.38%, 8/04/25		10,398	10,405,455
Hema Bondco I BV:
5.21%, 6/15/19 (b)	EUR	4,195	2,760,948
6.25%, 6/15/19		4,442	2,975,529
Hema Bondco II BV, 8.50%, 12/15/19		308	99,807
LGE HoldCo VI BV, 7.13%, 5/15/24		11,426	13,661,203
Shell International Finance BV:
1.88%, 9/15/25		3,575	3,987,447
4.38%, 5/11/45	USD	10,000	9,888,520
TMF Group Holding BV, 9.88%, 12/01/19	EUR	691	818,579
UPCB Finance IV Ltd., 4.00%, 1/15/27		9,100	8,846,502
Ziggo Bond Finance BV, 4.63%, 1/15/25		8,437	8,508,367

			83,236,531
Poland — 0.0%
Play Finance 1 SA, 6.50%, 8/01/19		3,675	4,229,660
Play Finance 2 SA, 5.25%, 2/01/19		4,650	5,273,876

			9,503,536
Portugal — 0.1%
Caixa Geral de Depositos SA:
3.00%, 1/15/19		2,100	2,541,903
1.00%, 1/27/22		13,200	14,835,748
Novo Banco SA:
2.63%, 5/08/17		3,400	3,516,278
4.75%, 1/15/18		8,700	9,208,975
4.00%, 1/21/19		11,400	11,794,598

			41,897,502
Singapore — 0.1%
Global A&T Electronics Ltd.:
10.00%, 2/01/19	USD	12,190	9,508,200
10.00%, 2/01/19		5,500	4,290,000
Olam International Ltd., 6.00%, 10/15/16 (g)		1,700	1,719,125
OSIM International Ltd., 0.00%, 9/18/19 (d)(g)	SGD	5,450	3,609,589
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)	USD	6,050	6,161,259

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Singapore (continued)
Yanlord Land Group Ltd., 10.63%, 3/29/18	USD	950	$990,850

			26,279,023
Slovenia — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	1,825	2,105,542
South Korea — 0.0%
Hyundai Heavy Industries Co. Ltd., 0.00%, 6/29/20 (d)(g)	USD	2,400	2,280,000
Woori Bank, 4.75%, 4/30/24		10,000	10,327,220

			12,607,220
Spain — 0.6%
Abengoa Finance SAU:
8.88%, 2/05/18	EUR	500	288,291
7.00%, 4/15/20		455	208,452
6.00%, 3/31/21		13,449	5,981,140
Abengoa Greenfield SA, 5.50%, 10/01/19		3,750	1,592,303
Abengoa SA, 5.38%, 3/31/16		900	856,324
Abengoa Yield PLC, 7.00%, 11/15/19 (a)	USD	1,222	1,069,250
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	878	851,579
Bankia SA:
3.50%, 1/17/19		30,400	35,059,547
4.00%, 5/22/24 (b)		53,600	57,738,244
Bilbao Luxembourg SA, 10.69% (10.50% Cash or 11.25% PIK), 12/01/18 (i)		6,162	7,075,519
BPE Financiaciones SA, 2.00%, 2/03/20		24,100	26,433,978
CaixaBank SA:
4.50%, 11/22/16 (g)		5,400	3,589,622
5.00%, 11/14/23 (b)		2,400	2,759,256
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23		9,672	9,565,762
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		12,600	13,316,919
Obrascon Huarte Lain SA, 5.50%, 3/15/23		8,351	7,899,078
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20		7,750	8,834,479
Santander Issuances SAU, 2.50%, 3/18/25		1,300	1,321,412

			184,441,155
Sweden — 0.0%
Verisure Holding AB, 8.75%, 12/01/18		1,000	1,167,689
Switzerland — 0.3%
Credit Suisse AG:
6.50%, 8/08/23	USD	34,470	37,098,337
5.75%, 9/18/25 (b)	EUR	3,930	4,861,000
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 5/15/45 (a)	USD	21,596	21,162,957
gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	714	830,592
UBS AG:
4.75%, 5/22/23 (b)	USD	1,615	1,621,722
5.13%, 5/15/24		11,927	11,714,699
4.75%, 2/12/26 (b)	EUR	9,740	11,434,229

			88,723,536
Taiwan — 0.1%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (d)(g)	USD	5,200	4,758,000
Formosa Group Cayman Ltd., 3.38%, 4/22/25		8,000	7,625,200
Neo Solar Power Corp., 0.00%, 7/18/17 (d)(g)		5,000	4,487,500
TPK Holding Co. Ltd., 0.00%, 4/08/20 (d)(g)		10,750	9,083,750

			25,954,450
Thailand — 0.0%
Bangkok Dusit Medical Services PCL, 0.00%, 9/18/19 (d)(g)	THB	276,000	7,699,408
CP Foods Holdings Ltd., 0.50%, 1/15/19 (g)	USD	6,400	6,560,000

			14,259,408

Corporate Bonds		Par (000)	Value
Turkey — 0.0%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)	USD	8,591	$8,376,495
United Arab Emirates — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		7,318	7,610,907
United Kingdom — 1.5%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	10,125	14,447,789
Abbey National Treasury Services PLC, 2.38%, 3/16/20	USD	17,175	17,250,639
Annington Finance No. 4 PLC, 1.55%, 1/10/23 (b)	GBP	331	496,552
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (i)		1,944	3,440,741
Bakkavor Finance 2 PLC, 8.25%, 2/15/18		578	904,210
Barclays Bank PLC, 7.63%, 11/21/22	USD	8,795	9,855,897
Boparan Finance PLC:
4.38%, 7/15/21	EUR	391	383,385
5.50%, 7/15/21	GBP	2,418	3,202,419
Brakes Capital, 7.13%, 12/15/18		3,150	4,908,101
British Sky Broadcasting Group PLC, 1.50%, 9/15/21	EUR	19,530	21,368,190
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	3,027	4,221,911
Centrica PLC, 4.38%, 3/13/29		1,120	1,779,849
Cognita Financing PLC, 7.75%, 8/15/21		1,075	1,650,594
CPUK Finance Ltd., 7.00%, 2/28/42		915	1,392,397
Debenhams PLC, 5.25%, 7/15/21		793	1,175,064
EC Finance PLC, 5.13%, 7/15/21	EUR	2,875	3,237,150
Eco-Bat Finance PLC, 7.75%, 2/15/17		598	644,888
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	6,106	9,144,360
Findus Bondco SA, 9.13%, 7/01/18	EUR	885	1,028,559
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	2,700	4,272,294
Greene King Finance PLC, Series A5, 3.09%, 12/15/33 (b)		28,444	43,006,608
House of Fraser Funding PLC, 6.34%, 9/15/20 (b)		1,005	1,500,545
HSBC Holdings PLC, 3.00%, 6/30/25	EUR	12,975	14,219,813
Hydra Dutch Holdings 2 BV, 5.48%, 4/15/19 (b)		887	937,899
IDH Finance PLC:
6.00%, 12/01/18	GBP	1,508	2,308,594
6.00%, 12/01/18 (a)		700	1,071,629
International Game Technology PLC:
4.13%, 2/15/20	EUR	191	207,563
6.25%, 2/15/22 (a)	USD	4,100	3,813,000
4.75%, 2/15/23	EUR	455	470,197
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	343	513,911
Mitchells & Butlers Finance PLC, 2.71%, 6/15/36 (b)		3,072	4,135,966
New Look Secured Issuer PLC, 6.50%, 7/01/22		5,680	8,162,772
Pension Insurance Corp. PLC, 6.50%, 7/03/24		1,950	2,945,160
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21		7,446	11,489,044
Series A6, 5.94%, 9/30/22		8,908	13,205,752
Series A7, 5.27%, 3/30/24		8,200	11,412,451
Punch Taverns Finance PLC:
0.58%, 7/15/21 (b)		4,025	5,533,781
7.27%, 10/15/26		5,300	8,818,971
7.27%, 10/15/26 (a)		1,825	3,064,443
Series M3, 6.08%, 10/15/27 (a)(b)		7,066	9,727,041
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		8,000	6,872,264
Royal Bank of Scotland Group PLC, 3.63%, 3/25/24 (b)	EUR	5,100	5,733,236
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)	USD	10,215	10,129,541

14	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United Kingdom (continued)
Silk Bidco AS, 7.50%, 2/01/22	EUR	7,300	$8,381,382
Spirit Issuer PLC:
Series A2, 3.28%, 12/28/31 (b)	GBP	14,430	21,065,095
Series A6, 2.38%, 12/28/36 (b)		7,014	10,239,115
Stonegate Pub Co. Financing PLC:
5.33%, 4/15/19 (b)		2,205	3,335,463
5.75%, 4/15/19		4,395	6,705,027
Tesco Property Finance 3 PLC, 5.74%, 4/13/40		3,942	5,393,236
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		934	1,469,532
Series A4, 5.66%, 6/30/27		19,459	29,877,840
Series M, 7.40%, 3/28/24		16,489	25,567,244
Series N, 6.46%, 3/30/32		27,356	36,624,889
Virgin Media Finance PLC, 6.38%, 4/15/23 (a)	USD	3,525	3,507,375
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	3,218	4,916,708
6.25%, 3/28/29		3,574	5,298,420
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	3,716	4,048,888
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	3,816	6,025,361
Voyage Care Bondco PLC:
6.50%, 8/01/18		1,000	1,543,302
11.00%, 2/01/19		5,000	7,866,274

			455,950,321
United States — 5.4%
AbbVie, Inc.:
2.50%, 5/14/20	USD	44,870	44,622,138
4.50%, 5/14/35		11,657	11,252,560
Actavis Funding SCS, 3.00%, 3/12/20		59,649	59,701,253
ADT Corp., 4.88%, 7/15/42		4,501	3,240,720
Ally Financial, Inc.:
3.50%, 1/27/19		10,100	9,945,369
8.00%, 11/01/31		2,600	3,011,944
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		10,610	10,344,750
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		39,683	40,675,465
Amgen, Inc.:
2.13%, 5/01/20		18,318	18,078,932
3.13%, 5/01/25		9,347	8,949,753
4.40%, 5/01/45		9,401	8,631,641
Apple Inc.:
2.00%, 5/06/20		90,813	91,192,417
3.05%, 7/31/29	GBP	4,375	6,553,731
AT&T Inc.:
2.45%, 6/30/20	USD	16,693	16,435,727
3.00%, 6/30/22		45,661	44,547,054
4.75%, 5/15/46		7,917	7,254,323
Audatex North America, Inc., 6.13%, 11/01/23 (a)		3,270	3,286,350
Bank of America Corp.:
2.25%, 4/21/20		32,758	32,274,197
4.00%, 4/01/24		15,689	16,148,798
4.00%, 1/22/25		19,058	18,678,079
3.95%, 4/21/25		29,892	29,079,984
3.88%, 8/01/25		20,941	21,231,891
Belden, Inc., 5.50%, 4/15/23	EUR	6,181	6,630,418
Biogen, Inc., 5.20%, 9/15/45	USD	8,250	8,324,646
Boston Scientific Corp.:
2.85%, 5/15/20		24,186	24,180,703
3.85%, 5/15/25		18,784	18,475,905
Brightstar Corp., 7.25%, 8/01/18 (a)		7,263	7,589,835
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		34,482	34,826,820
California Resources Corp., 6.00%, 11/15/24		3,278	1,952,459

Corporate Bonds		Par (000)	Value
United States (continued)
Calpine Corp., 5.38%, 1/15/23	USD	8,090	$7,543,925
Capital One Bank USA N.A., 2.30%, 6/05/19		2,925	2,901,878
Capital One N.A.:
2.40%, 9/05/19		3,425	3,402,539
2.95%, 7/23/21		5,375	5,320,266
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.38%, 6/01/20		8,032	8,343,240
5.25%, 9/30/22		8,115	7,607,813
CCO Safari II LLC:
3.58%, 7/23/20 (a)		8,280	8,219,010
4.46%, 7/23/22 (a)		40,820	40,841,553
4.91%, 7/23/25 (a)		17,047	16,965,226
6.38%, 10/23/35 (a)		8,542	8,642,343
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		1,940	1,775,100
Chesapeake Energy Corp.:
4.88%, 4/15/22		3,700	2,414,250
5.75%, 3/15/23		3,000	1,956,561
CHS/Community Health Systems, Inc., 8.00%, 11/15/19		5,622	5,850,394
CIT Group, Inc.:
4.25%, 8/15/17		4,819	4,879,237
5.50%, 2/15/19 (a)		1,100	1,141,250
Citigroup, Inc., 3.30%, 4/27/25		8,010	7,801,996
Comcast Corp.:
3.38%, 8/15/25		15,955	16,077,710
4.40%, 8/15/35		11,464	11,537,186
4.60%, 8/15/45		7,917	8,092,757
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		3,290	2,812,950
CONSOL Energy, Inc., 5.88%, 4/15/22		8,937	6,010,133
Continental Resources, Inc., 4.90%, 6/01/44		7,100	5,075,889
Covanta Holding Corp., 6.38%, 10/01/22		1,610	1,642,200
Crown Castle International Corp., 5.25%, 1/15/23		1,735	1,835,109
Crown European Holdings SA, 3.38%, 5/15/25	EUR	900	905,099
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)	USD	1,805	1,732,800
CVS Health Corp., 4.88%, 7/20/35		32,326	33,918,734
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		5,685	5,582,670
DH Europe Finance SA:
1.70%, 1/04/22	EUR	4,170	4,723,661
2.50%, 7/08/25		2,745	3,182,655
DISH DBS Corp., 5.88%, 7/15/22	USD	8,105	7,172,925
DPL, Inc., 6.50%, 10/15/16		429	431,145
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		3,277	3,150,016
Energy Transfer Partners LP, 4.90%, 3/15/35		12,377	9,997,745
Exelon Corp., 2.85%, 6/15/20		12,216	12,322,988
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	4,405	3,915,244
General Motors Co., 4.88%, 10/02/23	USD	3,520	3,569,938
General Motors Financial Co., Inc.:
2.75%, 5/15/16		1,069	1,075,553
2.63%, 7/10/17		19,160	19,204,413
3.15%, 1/15/20		7,625	7,559,875
Gilead Sciences, Inc., 4.75%, 3/01/46		2,995	3,008,813
Goldman Sachs Group, Inc.:
2.75%, 9/15/20		11,557	11,615,871
3.75%, 5/22/25		37,228	37,305,248
Halcon Resources Corp., 8.63%, 2/01/20 (a)		3,212	2,669,975
Harman Finance International SCA, 2.00%, 5/27/22	EUR	4,925	5,250,136
HCA, Inc., 8.00%, 10/01/18	USD	12,048	13,613,035

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
HD Supply, Inc.:
11.00%, 4/15/20	USD	8,810	$9,757,075
5.25%, 12/15/21 (a)		3,277	3,293,385
HSBC USA, Inc.:
2.35%, 3/05/20		27,234	26,859,778
2.75%, 8/07/20		26,250	26,345,130
Huntsman International LLC, 5.13%, 11/15/22 (a)		3,278	2,810,885
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		975	978,042
4.88%, 3/15/19		4,111	4,117,167
6.00%, 8/01/20		7,420	7,624,050
iStar, Inc., 4.00%, 11/01/17		1,996	1,921,150
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		3,295	3,146,725
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		1,850	1,783,030
JPMorgan Chase & Co.:
2.75%, 6/23/20		50,347	50,777,870
3.90%, 7/15/25		23,433	23,867,026
4.25%, 10/01/27		15,930	15,864,814
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		2,655	2,515,613
Kinder Morgan Energy Partners LP:
5.63%, 9/01/41		12,730	10,471,914
4.70%, 11/01/42		5,259	3,961,799
Kinder Morgan, Inc., 3.05%, 12/01/19		430	422,186
Laredo Petroleum, Inc., 7.38%, 5/01/22		735	711,113
Levi Strauss & Co., 6.88%, 5/01/22		1,161	1,245,173
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		3,096	789,480
Massachusetts Institute of Technology, 3.96%, 7/01/38		8,375	8,654,583
McClatchy Co., 9.00%, 12/15/22		5,000	4,500,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,190	1,175,125
Medtronic, Inc., 4.63%, 3/15/45		23,698	24,434,937
MetroPCS Wireless, Inc., 6.63%, 11/15/20		2,180	2,215,425
MGM Resorts International, 6.00%, 3/15/23		12,500	12,140,625
Micron Technology, Inc., 5.63%, 1/15/26 (a)		5,300	4,770,000
Morgan Stanley:
2.80%, 6/16/20		71,892	72,298,837
4.00%, 7/23/25		34,898	35,665,512
NES Rentals Holdings, Inc., 7.88%, 5/01/18 (a)		1,847	1,773,120
Noble Energy, Inc., 5.63%, 5/01/21		1,713	1,723,278
Novelis, Inc., 8.75%, 12/15/20		1,740	1,675,098
NRG Energy, Inc., 6.25%, 7/15/22		5,622	5,116,020
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,525	4,513,687
Oracle Corp.:
3.90%, 5/15/35		7,496	7,112,100
4.13%, 5/15/45		7,567	7,140,123
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	3,130	2,970,620
Realogy Group LLC, 7.63%, 1/15/20 (a)	USD	2,709	2,824,133
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		3,722	3,633,975
Reynolds American, Inc., 3.25%, 6/12/20		8,068	8,298,204
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19		461	477,135
6.88%, 2/15/21		1,305	1,350,805
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		3,285	2,989,350
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		3,614	3,351,985
5.63%, 4/15/23		947	840,463
5.75%, 5/15/24		8,215	7,311,350
Sabine Pass LNG LP, 7.50%, 11/30/16		8,575	8,767,937

Corporate Bonds		Par (000)	Value
United States (continued)
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)	USD	1,172	$1,199,835
Sealed Air Corp., 4.50%, 9/15/23	EUR	1,580	1,787,570
Service Corp. International, 7.00%, 6/15/17	USD	5,623	6,030,667
SESI LLC, 7.13%, 12/15/21		7,261	7,124,856
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		4,105	4,307,377
Sprint Corp., 7.88%, 9/15/23		24,060	19,473,563
SunGard Data Systems, Inc., 6.63%, 11/01/19		1,900	1,961,750
TA MFG Ltd., 3.63%, 4/15/23	EUR	1,300	1,356,930
Taylor Morrison Communities, Inc./Monarch
Communities, Inc., 5.25%, 4/15/21 (a)	USD	706	702,470
Tenet Healthcare Corp.:
6.00%, 10/01/20		3,781	3,988,955
8.13%, 4/01/22		7,264	7,720,906
Terraform Global Operating LLC, 9.75%, 8/15/22 (a)		5,000	4,012,500
Time Warner Cable, Inc.:
5.00%, 2/01/20		6,218	6,671,554
4.13%, 2/15/21		16,853	17,321,867
4.00%, 9/01/21		14,322	14,608,440
T-Mobile USA, Inc.:
5.25%, 9/01/18		5,622	5,720,385
6.63%, 4/28/21		3,160	3,167,900
6.73%, 4/28/22		5,680	5,665,800
TransDigm, Inc., 6.00%, 7/15/22		8,120	7,571,900
Transocean, Inc., 6.50%, 11/15/20		3,300	2,524,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	1,618	1,735,825
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23	USD	22,332	22,889,912
United Rentals North America, Inc.:
7.63%, 4/15/22		1,454	1,541,240
4.63%, 7/15/23		2,870	2,780,313
5.75%, 11/15/24		3,275	3,135,813
5.50%, 7/15/25		5,252	4,910,620
UnitedHealth Group, Inc.:
2.70%, 7/15/20		7,127	7,292,560
3.35%, 7/15/22		7,045	7,271,137
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/21 (a)		4,362	4,405,620
4.50%, 5/15/23	EUR	17,180	17,129,320
6.13%, 4/15/25 (a)	USD	23,138	22,038,945
Washington Mutual Bank, 5.50%, 12/31/49 (f)(h)		2,750	605,000
Wells Fargo & Co., 2.60%, 7/22/20		35,412	35,769,201
Williams Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,635	1,663,557
4.88%, 5/15/23		1,060	980,500
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	2,650	2,576,419
6.50%, 6/15/22 (a)	USD	2,625	2,219,766
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		972	1,054,620
6.00%, 4/01/23 (a)		3,295	3,196,150

			1,690,820,991

16	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Corporate Bonds		Par (000)	Value
Vietnam — 0.0%
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17	USD	2,550	$2,601,000
Vingroup JSC:
5.00%, 4/03/17 (g)		3,200	3,936,000
11.63%, 5/07/18		7,030	7,404,594

			13,941,594
Total Corporate Bonds — 12.6%			3,962,413,172

Floating Rate Loan Interests (b)		Par (000)	Value
Austria — 0.0%
Constantinople Luxembourg I S.à r.l.:
Facility B1 (EUR),, 4.75%, 4/30/22	EUR	3,290	3,690,753
Facility B2 (EUR),, 4.75%, 4/30/22		491	550,958

			4,241,711
Denmark — 0.0%
Nassa Midco AS, Facility B (EUR), 3.75%, 7/09/21		6,180	6,874,769
France — 0.1%
Linxens France SA (FKA Microconnections):
Initial Term B-2 Loan (First Lien),, 4.25%, 7/29/22		950	1,062,480
Initial Term B-2 Loan (Second Lien),, 8.25%, 7/31/23		630	700,446
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		6,034	6,696,550
Verallia, Term Loan, 4.00%, 7/22/22		3,384	3,785,234
Vivarte, Term Loan, 4.00% - 7.00%, 10/29/19		5,040	5,941,470

			18,186,180
Germany — 0.1%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B3, 4.25%, 1/17/22		1,114	1,249,142
Kirk Beauty One GmbH:
Facility B1,, 5.00%, 8/13/22		1,517	1,695,485
Facility B2,, 5.00%, 8/13/22		925	1,033,134
Facility B3,, 5.00%, 8/13/22		1,585	1,771,301
Facility B4,, 5.00%, 8/13/22		1,052	1,175,985
Facility B5,, 5.00%, 8/13/22		234	261,330
Facility B6,, 5.00%, 8/13/22		1,207	1,349,016
Facility B7,, 5.00%, 8/13/22		668	746,780
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		3,398	3,208,664
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20		3,105	3,469,059
Springer SBM Two GmbH, Initial Term B8 Loan, 4.75%, 8/14/20		3,871	4,328,911
Xella International SA, Facility G, 3.75%, 3/31/19		4,390	4,894,374

			25,183,181
Italy — 0.1%
Sit SpA, Medium Term Facility B, 5.53%, 4/30/20		12,000	13,140,693
Luxembourg — 0.2%
Altice Financing SA, Euro Denominated Tranche Loan, 5.25%, 2/04/22		6,778	7,543,496
Antelope Bidco SA, Facility B (First Lein), 5.00%, 4/01/22		3,180	3,517,817
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility C, 4.00%, 8/28/19		3,150	3,521,412

Floating Rate Loan Interests (b)		Par (000)	Value
Luxembourg (continued)
ConvaTec, Inc., Euro Term Loan, 4.25%, 6/15/20	EUR	2,833	$3,168,253
INEOS Finance PLC, 2020 Euro Term Loan, 4.00%, 12/15/20		9,403	10,143,816
Kleopatra Holdings 2 SCA:
Initial Erste Euro Term Loan,, 5.00%, 4/28/20		1,823	2,042,822
Initial GmbH Euro Term Loan,, 5.00%, 4/28/20		1,613	1,807,807
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Euro Term Loan, 4.25%, 3/11/22		10,909	12,188,105

			43,933,528
Netherlands — 0.1%
Action Holding BV (FKA Peer Holdings BV), Term B (A2), 4.50%, 1/13/21		3,472	3,885,304
Amaya Holdings BV, Initial Term B Loan (Second Lien), 8.00%, 8/01/22	USD	6,028	6,012,718
Charger OpCo BV, Term B-1 EUR Loan, 4.25%, 7/02/22	EUR	6,504	7,266,400
Maxeda DIY BV (FKA Maxeda DIY Group BV), Facility E1, 7.00%, 6/28/19		169	174,573
Vistra Group Ltd.:
Term Loan (Second Lien),, 8.00%, 7/21/23		342	382,153
Term Loan B,, 3.75%, 7/09/22		850	950,498
Yellow Maple Holding BV, Term Loan B (First Lien), 4.00%, 9/17/21		3,780	4,217,078
Ziggo BV:
EUR B1 Facility,, 3.75%, 1/15/22		2,898	3,175,656
EUR B2 Facility,, 3.75%, 1/15/22		1,867	2,045,803
EUR B3 Facility,, 3.75%, 1/15/22		5,245	5,747,995

			33,858,178
Spain — 0.0%
Car Rentals Subsidiary, S.L.U. (aka Goldcar), Facility B, 6.50%, 6/18/20		10,350	11,283,308
United Kingdom — 0.1%
Bestway UK Holdco Ltd., Facility B, 5.26%, 10/06/21	GBP	3,270	4,941,532
CD&R Firefly Bidco Ltd., Facility B, 6.00%, 7/18/22		4,288	6,427,128
RAC Bidco Ltd. (formerly Nelson Bidco Ltd.):
Initial Term Loan (First Lien),, 5.26% - 5.33%, 12/10/21		7,905	11,956,374
Initial Term Loan (Second Lien),, 8.25%, 12/09/22		3,980	6,034,693
Saga Mid Co. Ltd., Facility A, 2.76%, 4/25/19		2,679	3,905,111
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23		3,295	4,914,413
Yellow Maple Holding BV, Facility B3, 5.09%, 9/23/21		2,160	3,257,825

			41,437,076
United States — 1.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19	USD	7,172	6,520,284
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.45%, 8/07/21		15,000	15,000,000
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		2,206	2,194,684
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		2,292	2,068,417

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21	USD	4,084	$4,077,910
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		2,228	2,205,766
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.20%, 7/09/19		7,000	7,000,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		21,772	20,248,146
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan,, 3.75%, 12/31/19		9,964	9,942,097
Incremental 2021 Term H Loan,, 4.00%, 1/27/21		18,333	18,328,760
Dallas Design District, Mezzanine, 6.90%, 11/25/16		9,000	9,000,000
Dell International LLC:
Term B-2 Loan,, 4.00%, 4/29/20		6,035	6,000,959
Term C Loan,, 3.75%, 10/29/18		8,695	8,673,188
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		15,281	15,178,946
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		10,893	10,832,867
First Data Corp.:
2018 New Dollar Term Loan,, 3.70%, 3/23/18		15,691	15,548,534
2018B Second New Term Loan,, 3.70%, 9/24/18		1,220	1,207,190
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		22,495	21,273,405
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		31,442	31,127,580
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		14,165	14,117,801
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		963	950,503
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan,, 4.00%, 1/15/20		14,962	14,906,146
Tranche B-II 2022 Term Loan,, 3.50%, 5/31/22		4,750	4,706,443
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		8,115	7,972,547
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan,, 4.50%, 5/21/20		10,097	10,025,294
Dollar Denominated Tranche B-2 Loan,, 4.50%, 5/21/20		8,738	8,676,559
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		1,213	391,038
PT MNC Sky Vision Tbk, Term Loan Facility, 4.59%, 11/19/16		11,000	10,725,000
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment,, 0.04% - 4.40%, 10/10/16		96	95,663
Initial Term B Loan 2014,, 3.75%, 3/05/20		946	942,926
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		6,820	6,818,431
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien),, 5.75%, 8/21/20		360	363,600
Tranche 2 Term Loan (Second Lien),, 4.88%, 6/21/21		16,280	16,280,000
Spectrum Brands, Inc., Euro Term Loan, 3.50%, 6/23/22	EUR	2,077	2,314,779

Floating Rate Loan Interests (b)		Par (000)	Value
United States (continued)
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19	USD	11,255	$11,023,111
Springer SBM Two GmbH, Term Loan, 8.00%, 8/14/21	EUR	2,500	2,856,369
Staples, Inc., Initial Loan, 2.75%, 4/23/21	USD	23,900	23,759,707
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		12,305	12,273,879
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		850	848,573
Thor 680 Madison Ave Mezz LLC, Loan, 5.43%, 8/09/16		15,000	15,000,000
Trans Union LLC, 2015 Term B-2 Loan, 3.50%, 4/09/21		17,289	17,094,335
Univision Communications, Inc.:
2013 Incremental Term Loan,, 4.00%, 3/01/20		7,679	7,622,840
Replacement First-Lien Term Loan,, 4.00%, 3/01/20		5,165	5,128,071
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		1,730	1,703,406
Walton Portland Mezz Holdings VI LLC, Loan, 6.94%, 7/08/16		7,200	7,200,000
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		10,927	10,849,131

			421,074,885
Total Floating Rate Loan Interests — 2.0%			619,213,509

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
YPF SA:
8.50%, 7/28/25 (a)		33,756	29,283,330
8.50%, 7/28/25		2,500	2,168,750

			31,452,080
Brazil — 0.1%
Petrobras Global Finance BV:
5.88%, 3/01/18		7,500	6,187,500
5.75%, 1/20/20		1,250	932,437
6.25%, 3/17/24		6,240	4,541,472
6.25%, 12/14/26	GBP	2,860	2,746,184
5.38%, 10/01/29		1,310	1,205,577
6.63%, 1/16/34		3,525	3,330,559
7.25%, 3/17/44	USD	8,077	5,356,666
6.85%, 6/05/15		8,230	5,246,625

			29,547,020
China — 0.3%
Bluestar Finance Holdings Ltd., 4.38%, 6/11/20		6,050	6,028,105
CCBL Cayman Corp. Ltd., 3.25%, 7/28/20		5,130	5,113,071
CDBL Funding 1, 4.25%, 12/02/24		12,950	12,722,948
China Construction Bank Corp., 3.88%, 5/13/25 (b)		8,000	7,886,400
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		4,065	4,229,527
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20		14,700	14,489,525
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		12,192	11,602,480
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		3,650	3,588,888
Industrial & Commercial Bank of China Ltd., 4.88%, 9/21/25		9,000	8,852,688

18	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Agency Obligations		Par (000)	Value
China (continued)
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25	USD	9,500	$9,437,775
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 4/26/45		5,500	4,976,400

			88,927,807
Colombia — 0.0%
Ecopetrol SA:
5.38%, 6/26/26		2,500	2,181,250
7.38%, 9/18/43		1,250	1,143,750

			3,325,000
Germany — 0.1%
HSH Nordbank AG:
0.78%, 2/14/17 (b)	EUR	18,081	16,264,071
0.82%, 2/14/17 (b)		6,000	5,363,548

			21,627,619
Hong Kong — 0.0%
King Power Capital Ltd., 5.63%, 11/03/24	USD	4,566	4,710,021
India — 0.1%
Bank of India, 6.25%, 2/16/21		1,930	2,174,172
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22		560	576,184
NTPC Ltd., 5.63%, 7/14/21		5,040	5,524,188
Power Grid Corp. of India Ltd.:
9.30%, 9/04/24	INR	240,000	3,899,397
9.30%, 9/04/29		200,000	3,302,407

			15,476,348
Indonesia — 0.1%
Pelabuhan Indonesia II PT:
4.25%, 5/05/25	USD	11,000	9,610,480
5.38%, 5/05/45		1,000	788,300
Pertamina Persero PT, 6.45%, 5/30/44		8,000	6,938,872

			17,337,652
Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 3/09/23		29,000	21,391,618
Mongolia — 0.0%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		5,000	4,724,730
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		10,900	10,627,326

			15,352,056
Russia — 0.0%
Gazprom OAO Via Gaz Capital SA:
6.21%, 11/22/16 (a)(j)		5,000	5,161,450
6.51%, 3/07/22 (a)(j)		5,000	4,943,750
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/06/22		5,000	4,241,500

			14,346,700
South Korea — 0.0%
Korea National Oil Corp., 3.25%, 10/01/25		4,820	4,808,668
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,550	3,428,590
Total Foreign Agency Obligations — 0.9%			271,731,179

Foreign Government Obligations		Par (000)	Value
Argentina — 0.0%
Republic of Argentina, 7.00%, 10/03/15		7,914	7,868,051

Foreign Government Obligations		Par (000)	Value
Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	46,796	$55,091,071
Greece — 0.1%
Hellenic Republic:
4.75%, 4/17/19		29,165	28,367,511
3.00%, 2/24/23 (c)		1,015	805,383
3.00%, 2/24/24 (c)		1,015	792,948
3.00%, 2/24/25 (c)		1,015	779,639
3.00%, 2/24/26 (c)		1,015	766,977
3.00%, 2/24/27 (c)		1,015	754,088
3.00%, 2/24/28 (c)		1,015	743,548
3.00%, 2/24/29 (c)		1,015	730,171
3.00%, 2/24/30 (c)		1,015	714,900
3.00%, 2/24/31 (c)		1,015	706,640
3.00%, 2/24/32 (c)		1,015	693,978
3.00%, 2/24/33 (c)		1,015	683,529
3.00%, 2/24/34 (c)		1,015	674,384
3.00%, 2/24/35 (c)		1,015	665,069
3.00%, 2/24/36 (c)		1,015	657,808
3.00%, 2/24/37 (c)		1,015	653,871
3.00%, 2/24/38 (c)		1,015	648,175
3.00%, 2/24/39 (c)		1,015	645,792
3.00%, 2/24/40 (c)		1,015	644,989
3.00%, 2/24/41 (c)		1,015	647,199
3.00%, 2/24/42 (c)		1,015	648,720

			42,425,319
India — 0.3%
Republic of India, 7.16%, 5/20/23	INR	7,000,000	101,928,275
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III:
4.33%, 5/28/25 (a)	USD	31,266	28,805,366
4.33%, 5/28/25		2,820	2,598,066
Republic of Indonesia:
5.38%, 10/17/23 (a)		18,219	18,833,345
5.88%, 1/15/24 (a)		3,109	3,291,523
5.88%, 1/15/24		5,000	5,293,540
4.13%, 1/15/25		10,600	9,823,137
3.38%, 7/30/25	EUR	6,700	6,896,673
8.38%, 3/15/34	IDR	105,589,000	6,249,644
6.63%, 2/17/37 (a)	USD	21,000	22,083,705

			103,874,999
Italy — 2.6%
Buoni Poliennali Del Tesoro:
3.75%, 9/01/24	EUR	63,150	82,692,749
5.00%, 3/01/25		66,400	95,357,858
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.45%, 3/26/16		73,613	83,094,807
2.55%, 10/22/16		98,865	112,605,237
2.25%, 4/22/17		37,678	43,173,347
2.15%, 11/12/17		21,712	25,131,450
2.35%, 9/15/19		184,850	248,664,346
2.10%, 9/15/21		71,805	95,472,524
3.10%, 9/15/26		24,411	33,177,979

			819,370,297
Japan — 1.5%
Government of Japan (2 Year), 0.10%, 9/15/17	JPY	56,643,500	473,418,124
Mexico — 0.8%
United Mexican States:
4.75%, 6/14/18	MXN	1,947,482	115,627,638

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Foreign Government Obligations		Par (000)	Value
Mexico (continued)
5.00%, 12/11/19	MXN	511,300	$30,052,217
8.00%, 12/07/23		1,240,000	82,659,307
6.05%, 1/11/40	USD	8,832	9,671,040

			238,010,202
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	20,000	2,828,743
5.13%, 12/05/22	USD	337	276,765

			3,105,508
New Zealand — 0.1%
New Zealand Government Bonds:
3.00%, 9/20/30	NZD	20,941	14,999,687
2.50%, 9/20/35		18,524	12,203,882

			27,203,569
Portugal — 0.9%
Portugal Obrigacoes do Tesouro OT:
3.85%, 4/15/21	EUR	51,513	64,800,726
2.88%, 10/15/25		15,100	17,588,573
3.88%, 2/15/30 (a)		26,380	32,789,810
Republic of Portugal:
5.13%, 10/15/24	USD	5,765	6,108,709
4.10%, 2/15/45	EUR	140,672	177,167,529

			298,455,347
Russia — 0.1%
Russian Federation, 5.63%, 4/04/42	USD	26,000	24,315,200
Slovenia — 1.0%
Republic of Slovenia:
4.13%, 2/18/19 (a)		18,791	19,824,505
4.13%, 2/18/19		14,870	15,687,850
4.13%, 1/26/20	EUR	2,400	3,078,677
5.50%, 10/26/22 (a)	USD	29,472	33,097,174
5.50%, 10/26/22		18,232	20,474,609
5.85%, 5/10/23		38,080	43,509,446
5.25%, 2/18/24 (a)		42,496	46,745,600
5.25%, 2/18/24		43,670	48,037,000
4.63%, 9/09/24	EUR	20,285	28,049,889
2.13%, 7/28/25		55,187	63,426,848

			321,931,598
Spain — 1.5%
Kingdom of Spain:
3.80%, 4/30/24		157,995	205,187,119
1.60%, 4/30/25		56,891	62,353,599
2.15%, 10/31/25		30,200	34,535,979
1.95%, 7/30/30		158,255	166,837,159

			468,913,856
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.25%, 7/27/21	USD	2,460	2,453,520
6.13%, 6/03/25		350	334,201

			2,787,721
United Kingdom — 0.9%
United Kingdom, 3.50%, 1/22/45	GBP	71,825	131,411,022
United Kingdom Gilt, 3.50%, 7/22/68		67,435	135,644,384

			267,055,406
Total Foreign Government Obligations — 10.3%			3,255,754,543

Investment Companies		Shares	Value
Alerian MLP ETF		240,057	$2,995,911
iShares iBoxx $ High Yield Corporate Bond ETF (k)		3,336,600	277,905,414
Total Investment Companies — 0.9%			280,901,325

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.5%
Ireland — 0.0%
Bluestep Mortgage Securities No.2 Ltd., 1.76%, 11/10/55 (b)	SEK	44,870	5,361,680
Magellan Mortgages No. 4 PLC, Series 4, Class A, 0.26%, 7/20/59 (b)	EUR	9,231	8,715,521

			14,077,201
Italy — 0.0%
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.29%, 3/31/48 (b)		2,308	2,502,575
Portugal — 0.0%
Gamma Sociedade de Titularizacao de Creditos SA/Atlantes Mortgage PLC, Series 3, Class A, 0.17%, 8/20/61 (b)		5,319	5,080,896
United Kingdom — 0.2%
Auburn Securities 5 PLC, Series 5, Class A2, 0.83%, 12/01/41 (b)	GBP	4,802	6,857,870
Eurosail-UK PLC, Series 2007-4X, Class A3, 1.54%, 6/13/45 (b)		2,105	3,043,635
Gemgarto PLC, Series 2015-1, Class X1, 4.09%, 2/16/47 (b)		1,111	1,672,807
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.10%, 12/20/54 (b)	EUR	1,509	1,680,574
Series 2007-1, Class 3C1, 0.91%, 12/20/54 (b)		2,335	2,562,979
Series 2007-2, Class 3A2, 0.10%, 12/17/54 (b)		1,646	1,832,346
Grifonas Finance PLC, Series 1, Class A, 0.32%, 8/28/39 (b)		7,464	5,922,367
Ludgate Funding PLC:
Series 2007-1, Class BB, 0.29%, 1/01/61 (b)		3,600	3,192,504
Series 2007-1, Class MB, 0.22%, 1/01/61 (b)		3,000	2,731,209
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.47%, 1/15/39 (b)	USD	4,472	3,886,441
Paragon Mortgages No. 23 PLC, Series 23, Class C, 2.77%, 1/15/43 (b)	GBP	4,450	6,731,715
Warwick Finance Residential Mortgages No. 1 PLC, Series 1, Class A, 1.63%, 9/21/49 (b)		14,719	21,740,549

			61,854,996
United States — 2.3%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.07%, 3/25/36 (b)	USD	12,548	9,264,086
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.57%, 3/27/47 (a)(b)		8,012	7,514,342
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 0.52%, 11/25/36 (b)		6,793	5,199,732
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)		6,690	5,852,303

20	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)	USD	7,874	$6,361,602
Bear Stearns Mortgage Funding Trust, Series 2007-AR3, Class 1A1, 0.34%, 3/25/37 (b)		4,587	3,667,244
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A2, 0.58%, 12/25/35 (b)		9,241	7,206,848
Series 2005-72, Class A3, 0.50%, 1/25/36 (b)		6,051	4,944,845
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		12,457	10,555,091
Series 2006-23CB, Class 2A5, 0.60%, 8/25/36 (b)		15,579	7,624,588
Series 2006-34, Class A3, 0.90%, 11/25/46 (b)		10,823	5,893,105
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		6,121	5,312,718
Series 2006-J7, Class 2A1, 2.19%, 11/20/36 (b)		12,438	9,014,721
Series 2006-OA10, Class 2A1, 0.39%, 8/25/46 (b)		22,275	16,820,218
Series 2006-OA10, Class 4A1, 0.39%, 8/25/46 (b)		10,303	7,876,914
Series 2006-OA11, Class A4, 0.39%, 9/25/46 (b)		9,616	8,001,506
Series 2006-OA14, Class 1A1, 1.91%, 11/25/46 (b)		30,665	25,846,268
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)		11,153	8,621,614
Series 2006-OA3, Class 1A1, 0.40%, 5/25/36 (b)		1,870	1,539,426
Series 2006-OA3, Class 2A1, 0.41%, 5/25/36 (b)		11,488	9,238,192
Series 2006-OA6, Class 1A2, 0.41%, 7/25/46 (b)		19,722	17,148,152
Series 2007-22, Class 2A16, 6.50%, 9/25/37		30,023	23,585,932
Series 2007-25, Class 1A3, 6.50%, 11/25/37		44,243	37,120,064
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		668	601,348
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		9,084	6,999,984
Series 2007-OA2, Class 1A1, 1.02%, 3/25/47 (b)		28,490	21,491,000
Series 2007-OA3, Class 1A1, 0.34%, 4/25/47 (b)		8,953	7,499,976
Series 2007-OA6, Class A1A, 0.34%, 6/25/37 (b)		12,329	10,468,959
Series 2007-OA7, Class A1B, 0.34%, 5/25/47 (b)		10,855	9,107,954
Series 2007-OA8, Class 2A1, 0.38%, 6/25/47 (b)		6,406	5,035,361
Series 2007-OH3, Class A1A, 0.49%, 9/25/47 (b)		9,841	8,398,427
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.49%, 11/25/35 (b)		4,747	4,027,089
Series 2006-OA4, Class A1, 1.14%, 4/25/46 (b)		48,475	26,039,437
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		14,273	11,547,053

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 0.37%, 2/27/36 (a)(b)	USD	3,750	$2,985,926
Series 2014-9R, Class 3A1, 1.94%, 11/27/37 (a)(b)		16,236	14,990,108
Series 2014-9R, Class 6A1, 0.34%, 3/27/36 (a)(b)		9,528	8,956,609
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.44%, 3/27/37 (a)(b)		2,138	2,102,187
Series 2011-5R, Class 2A1, 2.78%, 8/27/46 (a)(b)		6,020	5,892,072
Series 2011-5R, Class 3A1, 2.89%, 9/27/47 (a)(b)		1,617	1,574,550
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		17,485	16,817,721
Series 2015-4R, Class 1A2, 0.34%, 11/25/22 (a)(b)		2,334	1,930,956
Series 2015-4R, Class 1A4, 0.34%, 5/25/28 (a)(b)		6,805	2,926,150
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)		9,989	9,788,837
Series 2015-6R, Class 5A1, 0.37%, 1/27/37 (a)(b)		7,868	7,171,210
Series 2015-6R, Class 5A2, 0.37%, 10/27/36 (a)(b)		11,637	6,000,343
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		4,175	4,143,687
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		13,371	12,710,894
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.40%, 2/25/47 (b)		5,074	4,195,598
Series 2007-OA4, Class 1A1B, 0.33%, 8/25/47 (b)		5,455	4,512,913
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.69%, 1/27/37 (a)(b)		4,897	7,675,303
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.66%, 1/25/35 (b)		2,332	2,344,479
Impac CMB Trust, Series 2005-7, Class A1, 0.72%, 11/25/35 (b)		5,767	4,821,212
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A1A, 0.35%, 4/25/37 (b)		11,580	10,093,542
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.58%, 5/25/37 (b)		3,343	2,744,247
JPMorgan Madison Avenue Securities Trust, Series 2014-1, Class M2, 4.45%, 11/25/24 (a)(b)		6,263	6,386,194
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 2.73%, 7/25/35 (b)		156	156,209
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.30%, 9/01/21 (a)(b)		39,880	39,742,494
Series 2014-2, Class A, 2.33%, 12/01/21 (a)(b)		2,900	2,863,680
Series 2015-1, Class A, 2.20%, 1/01/20 (a)(b)		15,087	14,955,426
Series 2015-2, Class A, 2.20%, 1/01/20 (a)(b)		10,782	10,664,120
Series 2015-3, Class A, 2.20%, 3/01/20 (a)(b)		17,121	16,845,034

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
United States (continued)
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.63%, 8/25/37 (a)(b)	USD	12,680	$9,002,827
Morgan Stanley Resecuritization Trust, Series 2014-R5, Class B1, 0.37%, 11/26/33 (a)(b)		15,476	13,844,163
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 0.39%, 2/25/37 (a)(b)		24,687	23,639,857
RBSSP Resecuritization Trust:
Series 2013-4, Class 1A1, 1.67%, 12/26/37 (a)(b)		15,753	15,102,751
Series 2013-5, Class 3A1, 0.55%, 1/26/36 (a)(b)		33,896	32,201,200
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 0.54%, 6/25/35 (a)(b)		5,459	4,820,073
Series 2005-R3, Class AF, 0.59%, 9/25/35 (a)(b)		7,408	6,391,413
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.46%, 5/25/35 (b)		2,722	2,342,844
Series 2007-2, Class 3A3, 2.71%, 4/25/37 (b)		3,314	2,797,106
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3, 4.70%, 2/25/24 (b)		3,250	3,256,552
Structured Asset Mortgage Investments II Trust, Series 2006-AR2, Class A1, 0.43%, 2/25/36 (b)		5,015	3,946,491
WaMu Mortgage Pass-Through Certificates Trust:
Series 2007-OA1, Class 2A, 0.90%, 12/25/46 (b)		15,431	10,406,163
Series 2007-OA5, Class 1A, 0.93%, 6/25/47 (b)		7,918	6,507,175

			715,676,415
Commercial Mortgage-Backed Securities — 4.8%
Cayman Islands — 0.1%
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		2,324	2,301,353
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		15,270	13,755,496

			16,056,849
Ireland — 0.1%
German Residential Funding Ltd.:
Series 2013-1, Class D, 3.47%, 8/27/24 (b)	EUR	10,910	12,420,577
Series 2013-1, Class E, 4.12%, 8/27/24 (b)		3,660	4,134,805
Talisman-6 Finance PLC, Series 6, Class A, 0.16%, 10/22/16 (b)		247	273,321
Taurus DEU Ltd., Series 2015-DE2, Class D, 2.18%, 2/01/20 (b)		2,075	2,283,838
Taurus Ltd., Series 2015-DE2, Class E, 3.48%, 2/01/26 (b)		3,785	4,077,123

			23,189,664
Italy — 0.0%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, 1.03%, 1/10/23 (b)		8,498	9,191,892
Taurus IT Srl, Series 2015-IT1, Class A, 1.48%, 2/18/27 (b)		1,644	1,804,778

			10,996,670
United Kingdom — 0.1%
Canary Wharf Finance II PLC:
Series II, Class C2, 1.96%, 10/22/37 (b)	GBP	2,100	2,890,856

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United Kingdom (continued)
Series II, Class D2, 2.68%, 10/22/37 (b)	GBP	14,689	$20,443,054
Deco 12-UK 4 PLC, Series 2007-C4X, Class B, 0.85%, 1/27/20 (b)		4,153	5,862,437
Logistics UK PLC, Series 2015-1X, Class E, 3.99%, 8/20/18 (b)		8,785	13,027,729
Morpheus European Loan Conduit No. 19 PLC, Series 19X, Class C, 1.26%, 11/01/29 (b)		1,059	1,537,659
Nemus II Arden PLC, Series 2006-2, Class C, 0.99%, 2/15/20 (b)		478	634,638
Taurus PLC, Series 2013-GMF1, Class D, 2.72%, 5/21/24 (b)	EUR	2,312	2,589,443

			46,985,816
United States — 4.5%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 8/10/35 (a)	USD	7,620	7,940,855
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32 (a)(b)		7,678	7,587,008
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)		13,630	12,101,246
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		8,696	8,856,154
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		2,400	2,487,559
Series 2007-3, Class AJ, 5.73%, 6/10/49 (b)		17,310	17,832,208
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		29,004	30,661,463
Series 2015-UBS7, Class D, 3.17%, 9/15/25		875	665,000
Banc of America Large Loan, Inc., Series 2006-277A, Class PAJ, 6.50%, 10/10/45 (a)(b)		7,803	7,802,587
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 5.88%, 9/15/18 (a)(b)		19,320	19,319,807
Series 2014-FL1, Class D, 4.20%, 12/15/31 (a)(b)		13,775	13,353,609
Series 2015-ASHF, Class F, 5.21%, 1/15/28 (a)(b)		10,833	10,833,000
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-4, Class F, 5.52%, 7/10/42 (a)(b)		5,450	5,538,704
Series 2005-6, Class AJ, 5.32%, 9/10/47 (b)		200	200,617
Banc of America Re-REMIC Trust:
Series 2009-UB1, Class A4B, 5.67%, 6/24/50 (a)(b)		3,300	3,479,850
Series 2010-UB4, Class A4B, 5.11%, 12/20/41 (a)(b)		478	460,353
Barclays Commercial Mortgage Trust:
Series 2014-BXO, Class B, 1.80%, 8/15/27 (a)(b)		6,474	6,412,500
Series 2015-SLP, Class D, 3.41%, 2/15/28 (a)(b)		8,890	8,792,246
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		3,030	3,101,235
Bayview Commercial Asset Trust, Series 2008-4,
Class A3, 2.94%, 7/25/38 (a)(b)		9,227	9,180,456

22	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	USD	2,272	$2,277,969
Series 2007-PW17, Class A3, 5.74%, 6/11/50		229	228,738
BHMS Mortgage Trust:
Series 2014-ATLS, Class AFL, 1.70%, 7/05/33 (a)(b)		12,265	12,243,058
Series 2014-MZ, Class M, 7.37%, 7/01/21 (a)(b)		4,945	5,017,543
BWAY Mortgage Trust:
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)		8,303	7,861,156
Series 2015-1740, Class E, 3.95%, 1/10/35 (a)(b)		9,438	9,227,901
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR, 4.10%, 5/15/29 (a)(b)		3,030	2,897,720
Series 2015-JWRZ, Class GL, 3.78%, 5/15/29 (a)(b)		6,166	5,782,757
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.46%, 11/15/19 (a)(b)		12,510	12,571,599
Series 2014-CARE, Class E, 4.21%, 11/15/19 (a)(b)		9,760	9,816,598
Series 2014-CMZA, Class MZA, 6.18%, 11/15/19 (a)(b)		2,500	2,502,075
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.46%, 11/15/19 (a)(b)		12,970	12,862,232
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 4/10/28 (a)(b)		4,840	4,751,772
CG-CCRE Commercial Mortgage Trust:
Series 14-FL1, Class D, 2.95%, 6/15/19 (a)(b)		6,856	6,814,411
Series 14-FL1, Class E, 4.85%, 6/15/19 (a)(b)		4,370	4,343,863
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		16,906	15,453,031
Series 2014-388G, Class E, 2.56%, 6/15/33 (a)(b)		9,800	9,470,818
Series 2014-GC21, Class D, 5.00%, 5/10/47 (a)(b)		1,665	1,492,737
Series 2014-GC25, Class AS, 4.02%, 10/10/47		10,485	10,894,156
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		1,500	1,121,083
Series 2015-SSHP, Class D, 3.25%, 9/15/27 (a)(b)		2,550	2,502,228
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AJ, 5.29%, 7/15/44 (b)		2,766	2,764,901
Citigroup/Deutsche Bank Mortgage Trust:
Series 2007-CD5, Class AJ, 6.33%, 11/15/44 (b)		14,295	15,211,638
Series 2007-CD5, Class AJA, 6.33%, 11/15/44 (b)		9,515	10,087,946
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.96%, 5/15/46 (b)		4,165	4,248,529
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)		7,460	7,748,023

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-C9, Class AJFL, 0.89%, 12/10/49 (a)(b)	USD	24,421	$23,641,018
Series 2007-C9, Class E, 5.99%, 12/10/49 (b)		1,710	1,726,142
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		7,865	8,306,801
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,433,261
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		2,460	2,491,697
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		750	766,936
Series 2013-CR11, Class D, 5.34%, 10/10/46 (a)(b)		5,680	5,442,337
Series 2013-CR12, Class D, 5.25%, 10/10/46 (a)(b)		1,295	1,242,278
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		1,635	1,668,410
Series 2014-277P, Class A, 3.73%, 8/10/49 (a)(b)		9,356	9,776,543
Series 2014-FL4, Class D, 2.66%, 7/13/31 (a)(b)		3,115	3,082,800
Series 2014-FL5, Class B, 2.34%, 9/15/16 (a)(b)		6,200	6,166,911
Series 2014-FL5, Class D, 4.21%, 10/15/31 (a)(b)		15,675	14,412,583
Series 2014-FL5, Class HFL1, 3.44%, 7/15/16 (a)(b)		6,988	6,709,192
Series 2014-KYO, Class F, 3.70%, 6/11/27 (a)(b)		21,185	20,998,932
Series 2014-PAT, Class D, 2.36%, 8/13/27 (a)(b)		1,447	1,417,635
Series 2014-PAT, Class E, 3.36%, 8/15/27 (a)(b)		2,500	2,468,955
Series 2014-PAT, Class F, 2.65%, 8/15/27 (a)(b)		13,700	13,086,706
Series 2014-PAT, Class G, 1.80%, 8/15/27 (a)(b)		11,827	10,387,063
Series 2014-TWC, Class E, 3.44%, 2/13/32 (a)(b)		28,385	28,252,839
Series 2014-TWC, Class F, 4.44%, 2/13/32 (a)(b)		12,440	12,426,565
Series 2015-CR23, Class CME, 3.81%, 5/10/48 (a)(b)		7,850	7,301,065
Series 2015-CR23, Class D, 4.40%, 5/10/48 (b)		10,480	8,670,900
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)		3,000	2,356,086
Series 2015-LC19, Class D, 2.87%, 3/12/48 (a)		9,526	7,357,168
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		29,865	27,852,995
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		1,690	1,741,942
Series 2006-C5, Class AM, 5.34%, 12/15/39		7,350	7,634,636
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		1	1,284
Series 2007-C3, Class AAB, 5.89%, 6/15/39 (b)		2,537	2,604,363
Series 2007-C4, Class A1AM, 6.15%, 9/15/39 (b)		41,131	43,655,860
Series 2007-C4, Class AJ, 6.15%, 9/15/39 (b)		1,659	1,701,243
Series 2007-C4, Class AM, 6.15%, 9/15/39 (b)		11,580	12,279,119

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2009-RR1, Class A3C, 5.38%, 2/15/40 (a)	USD	4,235	$4,351,886
Series 2014-2R, Class 28A1, 3.00%, 6/29/37 (a)(b)		7,587	7,139,642
Series 2014-TIKI, Class E, 3.36%, 9/15/38 (a)(b)		3,260	3,237,402
Series 2015-DEAL, Class A, 1.53%, 4/15/29 (a)(b)		12,340	12,283,125
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C2, Class AMFX, 4.88%, 4/15/37		1,397	1,396,502
Series 2005-C3, Class AJ, 4.77%, 7/15/37		177	177,165
Series 2005-C3, Class B, 4.88%, 7/15/37		2,655	2,650,059
Series 2005-C6, Class AJ, 5.23%, 12/15/40 (b)		6,790	6,793,126
Credit Suisse Mortgage Capital Certificates:
Series 2010-UD1, Class B, 5.93%, 12/16/49 (a)(b)		2,700	2,824,740
Series 2014-TIKI, Class F, 4.03%, 9/15/38 (a)(b)		7,650	7,527,179
Series 2015-DEAL, Class D, 3.31%, 4/15/29 (a)(b)		5,600	5,526,578
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.20%, 3/15/18 (a)(b)		2,077	2,066,615
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		5,360	5,359,765
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		5,475	5,624,467
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		4,525	4,556,933
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.51%, 12/15/16 (a)(b)		7,333	7,324,288
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a)(b)		1,540	1,427,691
Series 2015-NRF, Class GFX, 3.49%, 12/15/34 (a)(b)		56,861	51,828,574
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class AAB, 5.48%, 12/10/49		200	200,668
GP Portfolio Trust, Series 2014-GPP, Class E, 4.04%, 2/15/27 (a)(b)		14,265	14,278,937
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		22,857	22,089,233
GS Mortgage Securities Corp Trust:
Series 2013-NYC5, Class F, 3.77%, 1/10/30 (a)(b)		6,935	6,971,048
Series 2013-NYC5, Class G, 3.77%, 1/10/30 (a)(b)		4,445	4,396,678
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class H, 5.71%, 5/03/32 (a)		790	897,639
Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		7,090	6,844,417
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.60%, 4/10/38 (b)		6,000	6,026,838
Series 2014-GSFL, Class D, 4.11%, 7/15/31 (a)(b)		17,870	17,736,350
Series 2014-GSFL, Class E, 6.15%, 7/15/31 (a)(b)		2,180	2,156,977

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Hilton USA Trust:
Series 2013-HLF, Class EFL, 3.95%, 11/05/30 (a)(b)	USD	4,346	$4,343,385
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		30,979	31,279,125
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class C, 4.71%, 9/15/47 (b)		5,165	5,037,616
Series 2014-C23, Class D, 4.11%, 9/15/24 (a)(b)		11,001	9,412,710
Series 2014-C24, Class D, 4.07%, 11/15/47 (a)(b)		6,060	5,186,590
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class C, 2.41%, 12/15/30 (a)(b)		10,910	10,891,355
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2002-CIB4, Class C, 6.45%, 5/12/34 (a)(b)		4,520	4,651,451
Series 2006-CB15, Class AM, 5.86%, 6/12/43 (b)		8,673	8,764,856
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		5,090	5,227,379
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		6,332	6,466,018
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		27,857	28,634,572
Series 2008-C2, Class A4FL, 1.71%, 2/12/51 (b)		8,113	7,993,387
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		642	663,998
Series 2012-WLDN, Class A, 3.91%, 5/05/30 (a)		10,749	11,343,319
Series 2013-LC11, Class C, 3.96%, 4/15/46 (b)		840	830,846
Series 2014-C21, Class D, 4.82%, 8/15/47 (a)(b)		5,262	4,653,950
Series 2014-CBMZ, Class M, 6.43%, 10/15/29 (a)(b)		3,000	3,003,750
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		4,945	5,137,989
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		11,720	11,532,175
Series 2014-DSTY, Class E, 3.93%, 6/10/27 (a)(b)		8,255	7,817,072
Series 2014-FL6, Class A, 1.61%, 11/15/31 (a)(b)		18,640	18,559,345
Series 2014-FL6, Class BAT1, 4.21%, 11/15/31 (a)(b)		5,120	5,120,000
Series 2014-FL6, Class BAT2, 5.46%, 11/15/31 (a)(b)		773	772,500
Series 2014-FL6, Class DFW1, 3.70%, 11/15/31 (a)(b)		10,330	9,684,375
Series 2014-FL6, Class DFW2, 4.45%, 11/15/31 (a)(b)		5,640	5,287,500
Series 2014-FL6, Class TLAN, 4.20%, 11/15/31 (a)(b)		1,675	1,675,000
Series 2014-FL6, Class VINE, 5.00%, 11/15/31 (a)(b)		2,490	2,490,000
Series 2014-PHH, Class B, 1.80%, 8/15/27 (a)(b)		5,860	5,852,359
Series 2015-CSMO, Class A, 1.46%, 1/15/32 (a)(b)		5,070	5,045,730

24	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-CSMO, Class D, 3.51%, 1/15/32 (a)(b)	USD	5,710	$5,660,660
Series 2015-CSMO, Class E, 4.16%, 1/15/32 (a)(b)		5,450	5,398,247
Series 2015-FL7, Class DAL2, 4.35%, 5/15/28 (a)(b)		5,600	5,423,606
Series 2015-SGP, Class A, 1.90%, 7/15/19 (a)(b)		3,290	3,281,775
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		6,730	6,606,121
LB-UBS Commercial Mortgage Trust:
Series 2005-C7, Class D, 5.35%, 11/15/40 (b)		3,980	4,026,566
Series 2006-C4, Class AJ, 6.05%, 6/15/38 (b)		8,456	8,640,493
Series 2006-C6, Class B, 5.47%, 9/15/39 (b)		5,625	5,652,574
Series 2007-C1, Class AJ, 5.48%, 2/15/40		8,330	8,565,048
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		7,100	7,406,187
Series 2007-C6, Class AJ, 6.32%, 7/15/40 (b)		2,331	2,403,333
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)		9,592	10,176,968
Series 2007-C7, Class AJ, 6.45%, 9/15/45 (b)		6,180	6,435,471
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)		11,095	11,059,363
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class AJ, 5.14%, 7/12/38 (b)		332	332,063
Series 2005-CKI1, Class AJ, 5.60%, 11/12/37 (b)		2,713	2,711,981
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		7,224	7,511,552
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class D, 5.06%, 11/15/46 (a)(b)		410	395,861
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class AJ, 4.77%, 7/15/56		1,691	1,711,152
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,113	3,167,418
Series 2007-HQ11, Class AMFL, 0.38%, 2/12/44 (b)		3,852	3,776,509
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		4,185	4,386,022
Series 2007-HQ12, Class AMFL, 0.61%, 4/12/49 (b)		8,885	8,671,600
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,915	3,026,572
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (b)		9,206	9,765,393
Series 2014-150E, Class F, 4.44%, 9/09/32 (a)(b)		6,850	6,495,355
Series 2014-CPT, Class F, 3.56%, 7/13/21 (a)(b)		12,617	11,971,880
Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)		2,765	2,650,781
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4B, 5.99%, 8/15/45 (a)(b)		5,219	5,494,354
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(d)		18,755	18,145,392
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		2,836	2,821,716

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.43%, 10/15/30 (a)(b)	USD	828	$790,376
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.45%, 8/27/24 (a)(b)		17,962	18,051,609
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.05%, 2/11/36 (a)(b)		2,544	2,588,527
RAIT Trust, Series 2014-FL3, Class C, 3.61%, 12/17/31 (a)(b)		2,449	2,421,351
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		2,512	2,556,197
Resource Capital Corp. Ltd., Series 2014, Class CR2, 2.69%, 4/15/34 (a)(b)		3,930	3,913,859
SCG Trust, Series 2013-SRP1, Class AJ, 2.14%, 11/15/26 (a)(b)		11,390	11,297,115
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M1, 4.94%, 9/25/44 (a)(b)		6,821	6,855,105
VNDO Mortgage Trust, Series 2013-PENN, Class E, 4.08%, 12/13/29 (a)(b)		4,115	4,116,798
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		15,705	15,936,768
Series 2006-WL7A, Class H, 0.61%, 9/15/21 (a)(b)		6,245	6,101,248
Series 2007-C32, Class AMFL, 0.43%, 6/15/49 (a)(b)		3,157	2,984,491
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		7,223	7,433,377
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.67%, 4/16/35 (a)(b)		18,291	15,929,925
Series 2014-TISH, Class SCH2, 3.69%, 1/15/27 (a)(b)		6,248	6,084,790
Series 2015-C27, Class C, 3.89%, 2/15/48		9,129	8,502,194
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		2,283	1,823,740
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,320	1,731,929
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		889	888,599
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 3/15/47 (a)(b)		2,431	2,128,897
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.37%, 9/15/57 (b)		83	86,187

			1,403,911,173
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 5.65%, 9/25/35 (a)(b)		7,244	1,045,156
Interest Only Commercial Mortgage-Backed Securities — 0.4%
United States — 0.4%
American Homes 4 Rent, Series 2015-SFR1, Class XS, 0.00%, 4/17/45 (a)(b)		24,078	2
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.95%, 9/15/48 (b)		14,880	979,104
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.00%, 12/15/14 (a)(b)		135,853	14

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class XCP, 0.50%, 10/15/16 (a)(b)	USD	338,688	$304,142
Citigroup Commercial Mortgage Trust:
Series 2013-SMP, Class XB, 0.45%, 1/12/30 (a)(b)		36,921	277,757
Series 2014-GC23, Class XA, 1.29%, 7/10/47 (b)		177,617	12,728,944
Series 2015-P1, Class XA, 0.96%, 9/15/48 (b)		63,545	3,701,976
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.04%, 8/15/45 (b)		26,419	2,395,457
Series 2013-CR13, Class XA, 1.15%, 12/10/23 (b)		132,227	6,901,585
Series 2013-CR6, Class XA, 1.65%, 3/10/46 (b)		40,514	2,289,038
Series 2014-CR18, Class XA, 1.45%, 7/15/47 (b)		47,003	3,334,503
Series 2014-TWC, Class XCP, 1.48%, 2/13/32 (a)(b)		240,975	4,759,497
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)		138,418	8,938,644
Series 2015-CR25, Class XA, 1.13%, 8/10/48 (b)		81,433	5,714,172
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.38%, 2/10/48 (b)		7,240	610,600
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		57,480	2,519,348
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		39,860	2,989,101
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class X2, 0.19%, 9/17/37 (a)(b)		598,765	4,963,762
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		441,102	2,305,197
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.10%, 11/05/30 (a)(b)		169,959	27,023
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.00%, 7/25/47 (b)		53,968	4,766,536
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Class XA, 1.23%, 11/15/47 (b)		57,892	3,639,698
Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)		33,049	2,399,396
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-C27, Class XD, 0.50%, 2/15/48 (a)(b)		31,775	1,186,479
Series 2015-CSMO, Class XCP, 0.11%, 1/15/16 (a)(b)		629,360	188,808
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.37%, 11/15/46 (b)		88,817	5,895,997
Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		71,719	4,907,361
Series 2014-C19, Class XD, 1.34%, 12/15/47 (a)(b)		51,913	4,697,036
Series 2015-C21, Class XB, 0.45%, 3/15/48 (a)(b)		15,696	438,327
Series 2015-C22, Class XA, 1.33%, 5/15/46 (b)		223,830	17,099,524
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.15%, 2/15/48 (b)		54,976	3,849,591

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2015-NXS1, Class XA, 1.35%, 5/15/48 (b)	USD	36,776	$2,832,309
Series 2015-NXS1, Class XB, 0.50%, 5/15/48 (b)		13,786	533,000
Series 2015-NXS3, Class XA, 1.35%, 9/15/57 (b)		46,544	3,445,561
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 1.11%, 9/15/57 (b)		53,728	3,251,723
Series 2014-C23, Class XA, 0.86%, 10/14/57 (b)		74,428	3,282,067
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		87,792	6,629,707

			134,782,986
Total Non-Agency Mortgage-Backed Securities — 7.7%			2,436,160,397

Preferred Securities		Par (000)	Value
Capital Trusts
China — 0.2%
CCCI Treasure Ltd., 3.50% (b)(l)		12,000	11,746,200
Central Plaza Development Ltd., 8.38% (b)(l)		900	924,691
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)		14,000	13,544,300
CITIC Ltd., 8.63% (b)(l)		3,000	3,314,994
CRCC Yupeng Ltd., 3.95% (b)(l)		10,300	10,323,175
Far East Horizon Ltd., 5.55% (b)(l)		4,000	3,962,332
Franshion Capital Ltd., 6.80% (g)(l)		10,000	10,500,000

			54,315,692
Denmark — 0.0%
Danica Pension Livsforsikringsaktieselskab, 4.38%, 9/29/45 (b)	EUR	4,000	4,413,753
France — 0.2%
AXA SA, 3.88% (b)(l)		3,935	4,104,530
BNP Paribas Cardif SA, 4.03% (b)(l)		5,600	5,843,378
BNP Paribas SA:
7.38%, 12/31/49 (b)	USD	11,640	11,712,750
7.38% (a)(b)		1,325	1,333,281
Credit Agricole Assurances SA, 4.25% (b)(l)	EUR	10,600	10,867,923
Electricite de France SA:
5.00% (b)(l)		5,600	6,214,797
5.88% (b)(l)	GBP	3,500	5,173,890
Orange SA:
4.00% (b)(l)	EUR	4,600	5,030,840
4.25% (b)(l)		918	1,033,472
5.00% (b)(l)		16,284	17,854,665
TOTAL SA:
2.25% (b)(l)		2,995	3,085,593
2.63% (b)(l)		1,160	1,139,569

			73,394,688
Germany — 0.2%
Bayer AG, 2.38%, 4/02/75 (b)		7,050	7,134,102
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)		9,800	9,273,496
Deutsche Annington Finance BV, 4.00% (b)(l)		4,900	5,242,589
HSH Nordbank AG, 7.25% (l)	USD	14,250	3,194,850
Merck KGaA, 2.63%, 12/12/74 (b)	EUR	1,900	2,022,225
Volkswagen International Finance NV:
2.50%, 12/31/49 (b)		4,540	3,981,805

26	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Preferred Securities		Par (000)	Value
Germany (continued)
3.50% (b)(l)	EUR	18,040	$14,715,341

			45,564,408
Hong Kong — 0.0%
Noble Group Ltd., 6.00% (b)(l)	USD	6,875	3,403,125
India — 0.0%
ICICI Bank Ltd., 6.38%, 4/30/22 (b)		7,000	7,090,832
Ireland — 0.1%
Bank of Ireland, 7.38% (b)(l)	EUR	21,925	24,621,618
Italy — 0.1%
Enel SpA:
5.00%, 1/15/75 (b)		7,230	8,269,214
6.50%, 1/10/74 (b)		3,500	4,164,047
Generali Finance BV, 4.60%, 12/31/49 (b)		3,420	3,529,819
Intesa Sanpaolo SpA, 7.70% (a)(b)	USD	8,875	8,653,125

			24,616,205
Japan — 0.1%
Fukoku Mutual Life Insurance Co., 5.00% (b)		5,850	5,850,000
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		4,690	4,830,700

			10,680,700
Netherlands — 0.1%
ABN AMRO Bank NV, 5.75% (b)	EUR	30,200	32,780,463
Philippines — 0.0%
Royal Capital BV, 6.25% (b)(l)	USD	5,350	5,356,420
South Korea — 0.0%
Woori Bank, 5.00%, 6/10/45 (b)		1,160	1,145,478
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(l)	EUR	9,600	10,271,194
7.00% (b)(l)		800	869,342
Banco Popular Espanol SA:
8.25% (b)(l)		6,400	6,867,129
11.50% (b)(l)		6,200	7,412,870
Banco Santander SA, 6.25% (b)(l)		4,800	5,055,144
Gas Natural Fenosa Finance BV:
3.38% (b)(l)		22,300	20,935,632
4.13% (b)(l)		6,400	6,584,620
Telefonica Europe BV:
4.20% (b)(l)		7,100	7,755,076
5.00% (b)(l)		3,500	3,898,163
5.88% (b)(l)		700	783,281

			70,432,451
Sweden — 0.0%
Swedbank AB, 5.50% (b)(l)	USD	2,000	1,902,720
Volvo Treasury AB, 4.20%, 6/10/75 (b)	EUR	2,160	2,281,211

			4,183,931
Switzerland — 0.1%
Credit Suisse Group AG, 6.25% (a)(b)(l)	USD	6,925	6,492,187
UBS Group AG:
5.75% (b)(l)	EUR	19,168	21,427,002
6.88%, 12/31/49 (b)		7,675	7,425,179
7.00% (b)(l)	USD	3,700	3,769,375

			39,113,743
United Arab Emirates — 0.0%
National Bank of Abu Dhabi PJSC, 5.25% (b)(l)		8,200	8,374,250

Preferred Securities		Par (000)	Value
United Kingdom — 0.3%
Barclays PLC:
6.50%, 12/31/49	EUR	2,100	$2,293,755
7.88% (b)	GBP	6,550	9,789,083
Centrica PLC:
3.00%, 4/10/50 (b)	EUR	6,325	6,464,769
5.25%, 4/10/40 (b)		3,175	4,589,233
Coventry Building Society, 6.38% (b)(l)	GBP	1,425	2,039,040
HBOS Capital Funding LP, 6.85% (l)	USD	2,296	2,307,893
HSBC Holdings PLC, 6.00%, 12/31/49 (b)	EUR	19,450	21,407,540
Lloyds Banking Group PLC, 6.38% (b)(l)		7,229	8,271,027
Nationwide Building Society, 6.88% (b)	GBP	6,000	8,882,687
Royal Bank of Scotland Group PLC:
7.50% (b)	USD	16,058	16,022,833
8.00% (b)		4,438	4,471,285
Santander UK Group Holdings PLC, 7.38% (b)(l)	GBP	4,095	6,168,363
SSE PLC, 3.88% (b)(l)		3,150	4,550,715

			97,258,223
United States — 0.6%
Bank of America Corp.:
6.10% (b)(l)	USD	37,353	36,419,175
6.25% (b)(l)		5,750	5,620,625
Capital One Financial Corp., 5.55% (b)(l)		14,219	14,041,263
Citigroup, Inc.:
5.90% (b)(l)		23,384	22,799,400
5.95% (b)(l)		34,761	32,762,243
5.95% (b)(l)		26,865	26,495,606
General Electric Capital Corp., 5.25% (b)(l)		7,900	8,129,100
Goldman Sachs Group, Inc., 5.38% (b)(l)		12,541	12,250,989
JPMorgan Chase & Co.:
5.30% (b)(l)		12,400	12,183,000
6.10% (b)(l)		7,514	7,465,159
MetLife, Inc., 5.25% (b)(l)		7,415	7,340,850

			185,507,410
Total Capital Trusts — 2.2%			692,253,390

Preferred Stocks		Shares	Value
Luxembourg — 0.0%
Concrete Investment II SCA, 2.63%, 8/27/44 (f)		24,318	2,934,692
Novartex Holding Luxembourg SCA, 2.63%		3,200	—
Spain — 0.0%
Santander Finance Preferred SAU, 4.00%		107,000	2,444,950
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC, 6.60%		53,371	1,335,342
Royal Bank of Scotland Group PLC, 6.13%		10,674	264,075

			1,599,417
United States — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(l)		4,900,000	5,175,625
Total Preferred Stocks — 0.0%			12,154,684

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Trust Preferreds		Shares	Value
Netherlands — 0.1%
RBS Capital Funding Trust V, Series E, 5.90% (l)		285,845	$6,966,043
RBS Capital Funding Trust VII, Series G, 6.08% (l)		383,186	9,368,898

			16,334,941
United States — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		2,297,305	59,017,765
GMAC Capital Trust I, 8.13%, 2/15/40 (b)		1,932,000	49,323,960

			108,341,725
Total Trust Preferreds — 0.4%			124,676,666
Total Preferred Securities — 2.6%			829,084,740

Taxable Municipal Bonds		Par (000)	Value
Alachua County Health Facilities Authority RB, 5.00%, 12/01/44	USD	5,840	6,284,307
Arizona Health Facilities Authority RB:
5.00%, 12/01/42		10,000	10,888,900
Series A, 5.00%, 1/01/44		3,120	3,431,657
Bay Area Toll Authority RB, 5.00%, 10/01/54		8,310	9,068,121
Board of Governors of Colorado State University System RB, 5.00%, 3/01/45		2,860	3,201,627
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		13,300	10,999,632
California Educational Facilities Authority RB, 5.00%, 10/01/32		7,880	10,064,336
Central Texas Turnpike System RB:
5.00%, 8/15/37		5,890	6,417,980
5.00%, 8/15/37		2,665	2,931,313
Chicago Board of Education GO, 5.00%, 12/01/42		6,575	5,484,076
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/43		2,700	3,055,536
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		4,955	5,698,448
City of Detroit, MI Sewage Disposal System RB, AGM, Series D, 0.79%, 7/01/32 (b)		7,000	5,902,960
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		3,520	4,055,322
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		6,400	6,662,272
City of Tulare, CA Sewer Revenue RB, AGM, 5.00%, 11/15/45		4,830	5,399,312
Colorado Health Facilities Authority RB, 5.25%, 1/01/45		2,835	3,085,784
County of Miami-Dade, FL Aviation Revenue RB:
5.00%, 10/01/30		7,355	8,152,356
5.00%, 10/01/36		7,065	7,717,523
County of Miami-Dade, FL Transit System Sales Surtax Revenue RB, 5.00%, 7/01/42		15,840	17,538,206
County of Miami-Dade, FL Water & Sewer System Revenue RB, 5.00%, 10/01/42		6,510	7,222,715
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		5,395	5,820,773
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		10,840	11,480,102
Series A, 5.00%, 11/01/43		25,325	26,693,816
District of Columbia GO, 5.00%, 6/01/38		3,965	4,507,888
District of Columbia RB:
5.00%, 7/15/34		3,280	3,668,844
5.00%, 7/15/35		3,280	3,650,935
Fairfax County Industrial Development Authority RB, 5.00%, 5/15/44		5,000	5,585,600
Fremont Union High School District GO, 5.00%, 8/01/40		3,920	4,478,639

Taxable Municipal Bonds		Par (000)	Value
Golden State Tobacco Securitization Corp., 5.75%, 6/01/47	USD	11,750	$10,471,600
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		10,415	11,700,523
Hillsborough County Aviation Authority RB, 5.00%, 10/01/44		5,350	5,930,261
Illinois Finance Authority RB, 5.00%, 8/01/38		8,070	8,937,525
Kansas Development Finance Authority RB, 5.00%, 6/01/46		4,735	5,157,315
Long Island Power Authority RB, 5.00%, 9/01/44		10,175	11,228,723
Los Angeles Department of Water & Power RB, 5.00%, 7/01/44		4,535	5,138,835
Louisiana Public Facilities Authority RB, 5.00%, 10/01/41		5,000	5,327,650
Maryland Health & Higher Educational Facilities Authority RB:
5.25%, 7/01/27		4,105	4,763,237
5.00%, 7/01/39		3,920	4,270,291
Massachusetts Development Finance Agency RB, 5.00%, 7/01/43		10,045	11,336,084
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		13,000	14,757,210
Metropolitan Transportation Authority RB, 5.25%, 11/15/55		7,915	8,869,470
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		5,955	6,236,552
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		8,480	9,337,328
Michigan Finance Authority RB, 5.00%, 6/01/39		4,160	4,535,190
New Jersey Economic Development Authority RB:
5.00%, 6/15/29		3,710	3,817,924
5.00%, 6/15/30		3,465	3,553,288
5.00%, 6/15/38		5,000	5,610,250
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/42		10,775	10,859,691
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		4,210	4,827,270
New York State Dormitory Authority RB:
5.00%, 3/15/32		6,870	8,012,481
5.00%, 3/15/36		6,870	7,911,835
5.00%, 3/15/37		6,625	7,481,546
5.00%, 3/15/37		4,115	4,729,081
5.00%, 3/15/38		6,180	7,082,342
5.00%, 3/15/39		3,850	4,405,940
New York State Thruway Authority RB, 5.00%, 1/01/31		5,370	6,189,677
New York State Urban Development Corp. RB, 5.00%, 3/15/44		5,880	6,552,731
North Carolina Medical Care Commission RB:
5.00%, 6/01/40		7,670	8,389,063
5.00%, 6/01/45		8,195	8,921,815
North Dakota Public Finance Authority RB, 5.00%, 6/01/45		5,420	6,034,736
Orange County Sanitation District RB, 5.00%, 2/01/34		4,130	4,861,506
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		4,620	5,331,665
5.00%, 12/31/38		7,135	7,598,846
Philadelphia Authority for Industrial Development RB, 5.00%, 7/01/42		4,275	4,778,552
Port Authority of New York & New Jersey RB, 5.00%, 10/15/44		2,385	2,615,629
Private Colleges & Universities Authority RB, 5.00%, 4/01/44		3,790	4,060,909

28	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Taxable Municipal Bonds		Par (000)	Value
Pulaski County Public Facilities Board, 5.00%, 12/01/39	USD	10,000	$10,888,900
Sales Tax Asset Receivable Corp. RB:
5.00%, 10/15/24		5,680	7,102,613
5.00%, 10/15/29		11,395	13,697,702
South Carolina State Public Service Authority RB:
5.00%, 12/01/46		12,145	13,229,913
5.00%, 12/01/48		10,000	10,806,300
State of California GO, 5.00%, 10/01/37		7,120	8,127,551
State of Minnesota GO:
5.00%, 8/01/32		5,350	6,401,435
5.00%, 8/01/35		2,690	3,177,885
State of New Jersey GO:
5.00%, 6/01/27		12,890	14,928,167
5.00%, 6/01/31		10,000	11,273,500
5.00%, 6/01/32		17,135	19,272,077
Tobacco Settlement Financing Corp./NJ RB, 5.00%, 6/01/41		9,430	7,411,886
University of Arizona RB, 5.00%, 8/01/39		6,505	7,293,341
University of California RB, 5.00%, 5/15/37		10,000	11,366,900
University of Massachusetts Building Authority RB:
5.00%, 11/01/39		5,000	5,593,350
5.00%, 11/01/44		3,800	4,322,652
University of North Carolina at Chapel Hill RB, 3.85%, 12/01/34		8,375	8,589,149
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		6,165	6,843,705
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 8/15/39		5,880	6,407,083
Total Taxable Municipal Bonds — 2.1%			647,507,660

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2014-C02, Class 1M2, 2.80%, 5/25/24 (b)		32,131	28,330,128
Series 2014-C03, Class 1M2, 3.20%, 7/25/24 (b)		4,285	3,875,962
Series 2014-C01, Class M2, 4.60%, 1/25/24 (b)		8,744	8,826,482
Series 2013-C01, Class M2, 5.45%, 10/25/23 (b)		6,000	6,333,048
Freddie Mac:
Series 2014-DN2, Class M3, 3.80%, 4/25/24 (b)		6,000	5,634,540
Series 2014-HQ2, Class M3, 3.95%, 9/25/24 (b)		4,703	4,415,970

			57,416,130
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M13, Class A2, 3.02%, 8/25/24 (b)		4,820	4,983,417
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 413, Class C31, 4.00%, 5/25/40		62,893	11,289,999
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K045, Class X1, 0.58%, 1/25/25 (b)		80,913	2,943,124
Series K718, Class X1, 0.65%, 1/25/22 (b)		146,466	5,242,908
Series K041, Class X1, 0.69%, 10/25/24 (b)		180,074	7,659,457

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K040, Class X1, 0.88%, 9/25/24 (b)	USD	90,808	$5,001,237
Series K044, Class X1, 0.88%, 1/25/25 (b)		42,372	2,445,512
Series K042, Class X1, 1.19%, 12/25/24 (b)		43,433	3,448,201
Ginnie Mae:
Series 2014-52, Class AI, 0.83%, 8/16/41		46,433	1,305,704
Series 2009-80, Class IO, 0.84%, 9/16/51 (b)		8,202	483,151
Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		20,223	1,337,561
Series 2014-40, Class AI, 1.00%, 2/16/39		61,061	1,734,752
Series 2013-191, Class IA, 1.23%, 7/16/42		26,412	924,942
Series 2013-145, Class SI, 6.04%, 4/16/40 (b)		27,453	3,392,942

			35,919,491
Mortgage-Backed Securities — 77.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30 (m)		242,400	247,119,213
3.00%, 4/01/28-10/01/45 (m)		7,857,732	8,106,661,736
3.50%, 4/01/25-10/01/45 (m)		5,625,587	5,889,045,241
4.00%, 8/01/44-10/01/45 (m)		1,524,678	1,626,344,333
4.50%, 5/01/23-10/01/45 (m)		1,549,967	1,681,729,811
6.00%, 3/01/38		6	6,814
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/30-9/01/35 (n)		1,205,176	1,242,835,552
3.50%, 3/01/27-7/01/45		806,350	853,203,833
4.50%, 1/01/39-8/01/41		57,671	62,524,543
Ginnie Mae Mortgage-Backed Securities:
3.50%, 8/20/45-10/15/45 (m)		589,536	618,740,353
4.00%, 10/20/43-10/15/45 (m)		3,897,431	4,151,858,320

			24,480,069,749
Total U.S. Government Sponsored Agency Securities — 78.2%			24,589,678,786

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 8/15/45		88,565	88,521,160
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		72,968	63,277,497
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-4/15/20 (o)		400,905	398,423,427
0.25%, 1/15/25 (o)		362,829	347,763,639
0.38%, 7/15/25		154,546	150,543,790
U.S. Treasury Notes:
0.63%, 9/30/17		287,800	287,676,249
1.38%, 8/31/20-9/30/20		2,383,504	2,383,623,367
2.00%, 8/15/25		102,437	101,895,717
U.S. Treasury Strips, 5.50%, 5/15/36 (p)		69,895	38,994,001
Total U.S. Treasury Obligations — 12.3%			3,860,718,847

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Warrants — 0.0%		Shares	Value
Nippon Meat Packers, Inc. (Issued/exercisable 3/10/14, 1 Share for 1 warrant, Expires 8/28/18)		4,000,000	$708,540
Total Long-Term Investments (Cost — $44,469,253,596) — 140.2%			44,100,910,608

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 4.2%
Barclays Bank PLC, (0.75)%, Open (Purchased on 9/28/15 to be repurchased at EUR 1,250,349, collateralized by Volkswagen Leasing GmbH, 1.00% due at 10/04/17, par and fair value of EUR 1,250,000 and $1,369,264, respectively)	EUR	1,250	1,397,176
Barclays Bank PLC, 0.40%, Open (Purchased on 8/11/15 to be repurchased at GBP 10,471,761, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/44, par and fair value of GBP 7,380,000 and $15,407,557, respectively)	GBP	10,466	15,832,132
Barclays Bank PLC, 0.45%, Open (Purchased on 6/11/15 to be repurchased at GBP 28,786,304, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/44, par and fair value of GBP 22,013,000 and $45,957,528, respectively)		28,746	43,485,458
Barclays Capital, Inc., (0.75)%, Open (Purchased on 7/27/15 to be repurchased at $10,560,459, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 12,000,000 and $10,308,396, respectively)	USD	10,575	10,575,000
Barclays Capital, Inc., 0.10%, 10/1/15 (Purchased on 9/30/15 to be repurchased at $400,521,037, collateralized by U.S. Treasury Notes, 1.00% due at 9/15/18, par and fair value of USD 400,019,900 and $400,936,746, respectively)		400,520	400,519,925
Citigroup Global Markets, Inc., (0.25)%, Open (Purchased on 3/04/15 to be repurchased at $4,567,360, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 4,250,000 and $4,207,500, respectively)		4,574	4,574,063
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 1/16/15 to be repurchased at $12,787,149, collateralized by Calpine Corp., 5.88% due at 1/15/24, par and fair value of USD 12,072,000 and $12,434,160, respectively)		12,796	12,796,320
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 4/30/15 to be repurchased at $14,570,015, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 13,000,000 and $13,148,876, respectively)		14,576	14,576,250
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 7/02/15 to be repurchased at $2,813,611, collateralized by Iron Mountain, Inc., 5.75% due at 8/15/24, par and fair value of USD 2,739,000 and $2,643,135, respectively)		2,814	2,814,323
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 7/23/15 to be repurchased at $48,981,541, collateralized by ConocoPhillips Co., 4.30% due at 11/15/44, par and fair value of USD 50,966,000 and $48,250,175, respectively)		48,991	48,991,067

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 7/28/15 to be repurchased at $22,413,645, collateralized by Anheuser-Busch InBev Worldwide, Inc., 3.75% due at 7/15/42, par and fair value of USD 24,874,000 and $21,354,752, respectively)	USD	22,418	$22,417,693
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 7/31/15 to be repurchased at $3,757,884, collateralized by Virgin Media Finance PLC, 6.38% due at 4/15/23, par and fair value of USD 3,525,000 and $3,507,375, respectively)		3,759	3,758,531
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/06/15 to be repurchased at $25,362,585, collateralized by Mondelez International, Inc., 4.00% due at 2/01/24, par and fair value of USD 24,568,000 and $25,458,958, respectively)		25,366	25,366,460
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/28/15 to be repurchased at $5,552,101, collateralized by Ecopetrol SA, 5.88% due at 5/28/45, par and fair value of USD 6,700,000 and $5,108,750, respectively)		5,553	5,552,625
Deutsche Bank AG, 0.00%, 10/05/15 (Purchased on 9/11/15 to be repurchased at EUR 74,269,990, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 9/01/24, par and fair value of EUR 63,150,000 and $82,692,749, respectively)	EUR	74,270	82,989,720
Deutsche Bank Securities, Inc., 0.03%, Open (Purchased on 9/29/15 to be repurchased at $98,246,730, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, par and fair value of USD 95,039,000 and $97,259,016, respectively)	USD	98,247	98,246,566
Deutsche Bank Securities, Inc., 0.15%, 10/1/15 (Purchased on 9/24/15 to be repurchased at $39,261,063, collateralized by U.S. Treasury Strips, 5.50% due at 2/15/36, par and fair value of USD 67,399,000 and $39,449,174, respectively)		39,260	39,259,917
J.P. Morgan Securities PLC, (1.10)%, Open (Purchased on 9/25/15 to be repurchased at EUR 538,671, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, par and fair value of EUR 500,000 and $543,338, respectively)	EUR	539	601,951
J.P. Morgan Securities PLC, (1.10)%, Open (Purchased on 9/25/15 to be repurchased at EUR 861,874, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, par and fair value of EUR 800,000 and $869,342, respectively)		862	963,122
J.P. Morgan Securities PLC, (0.18)%, Open (Purchased on 7/30/15 to be repurchased at EUR 6,106,140, collateralized by Bundesrepublik Deutschland, 0.75% due at 2/24/17, par and fair value of EUR 5,963,000 and $6,756,707, respectively)		6,108	6,825,152
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, 10/1/15 (Purchased on 9/30/15 to be repurchased at $300,376,252, collateralized by U.S. Treasury Notes, 1.00% due at 9/15/18, par and fair value of USD 300,000,000 and $300,687,600, respectively)	USD	300,375	300,375,000

30	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, 10/1/15 (Purchased on 9/30/15 to be repurchased at $21,676,465, collateralized by U.S. Treasury Notes, 1.88% due at 8/31/22, par and fair value of USD 21,515,000 and $21,697,103, respectively)	USD	21,676	$21,676,363
Morgan Stanley & Co. International PLC, 0.00%, 10/05/15 (Purchased on 9/11/15 to be repurchased at EUR 85,171,593, collateralized by Buoni Poliennali Del Tesoro, 5.00% due at 3/01/25, par and fair value of EUR 66,400,000 and $95,357,858, respectively)	EUR	85,172	95,171,235
RBC Capital Markets, LLC, (0.50)%, Open (Purchased on 7/27/15 to be repurchased at $12,863,198, collateralized by MGM Resorts International, 6.00% due at 3/15/23, par and fair value of USD 12,500,000 and $12,140,625, respectively)	USD	12,875	12,875,000
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 7/10/15 to be repurchased at $22,971,694, collateralized by International Business Machines Corp., 4.00% due at 6/20/42, par and fair value of USD 24,640,000 and $22,723,994, respectively)		22,977	22,976,800
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 8/06/15 to be repurchased at $6,067,656, collateralized by Actavis Funding SCS, 4.75% due at 3/15/45, par and fair value of USD 6,388,000 and $5,800,010, respectively)		6,069	6,068,600
RBC Capital Markets, LLC, (0.10)%, Open (Purchased on 8/11/15 to be repurchased at $5,097,553, collateralized by General Mills, Inc., 3.65% due at 2/15/24, par and fair value of USD 4,914,000 and $5,070,137, respectively)		5,098	5,098,275

			1,305,784,724

Short-Term Securities		Shares	Value
Money Market Funds — 11.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (k)(q)		3,564,827,731	3,564,827,731
Total Short-Term Securities (Cost — $4,873,995,751) — 15.5%			4,870,612,455

Options Purchased
(Cost — $113,142,287) — 0.3%			81,132,231
Total Investments Before Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short (Cost — $49,456,391,634*) — 156.0%			49,052,655,294

Options Written
(Premiums Received — $ 91,347,220) — (0.2)%			(74,014,079)

TBA Sale Commitments (m)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30	USD	2,464,620	$(2,512,602,947)
3.00%, 10/01/30-10/01/45		6,593,586	(6,732,496,090)
3.50%, 10/01/30-10/01/45		4,781,419	(4,988,994,038)
4.00%, 10/01/45		3,184,738	(3,397,096,330)
4.50%, 10/01/45		1,350,730	(1,463,587,694)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/30-10/01/45		54,646	(55,639,344)
3.50%, 10/01/30-10/01/45		113,652	(119,657,337)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/45		2,500	(2,551,309)
4.00%, 10/15/45		2,091,100	(2,227,879,687)
Total TBA Sale Commitments (Proceeds — $21,405,877,117) — (68.4)%			(21,500,504,776)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.6)%
Actavis Funding SCS, 4.75%, 3/15/45		6,388	(5,800,010)
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		24,874	(21,354,752)
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		13,000	(13,148,876)
Calpine Corp., 5.88%, 1/15/24		12,072	(12,434,160)
ConocoPhillips Co., 4.30%, 11/15/44		50,966	(48,250,175)
General Mills, Inc., 3.65%, 2/15/24		4,914	(5,070,137)
Glencore Finance Europe SA, 5.25%, 3/22/17	EUR	1,300	(1,412,680)
International Business Machines Corp., 4.00%, 6/20/42	USD	24,640	(22,723,994)
Iron Mountain, Inc., 5.75%, 8/15/24		2,739	(2,643,135)
MGM Resorts International, 6.00%, 3/15/23		12,500	(12,140,625)
Mondelez International, Inc., 4.00%, 2/01/24		24,568	(25,458,958)
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		12,000	(10,308,396)
T-Mobile USA, Inc., 6.84%, 4/28/23		4,250	(4,207,500)
Virgin Media Finance PLC, 6.38%, 4/15/23 (a)		3,525	(3,507,375)
Volkswagen Leasing GmbH, 1.00%, 10/04/17	EUR	1,250	(1,369,264)

			(189,830,037)
Foreign Agency Obligations — (0.0)%
Ecopetrol SA, 5.88%, 5/28/45	USD	6,700	(5,108,750)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Borrowed Bonds		Par (000)	Value
Foreign Government Obligations — (0.8)%
Bundesrepublik Deutschland, 0.75%, 2/24/17	EUR	5,963	$(6,756,707)
Buoni Poliennali Del Tesoro,
3.75%, 9/01/24		63,150	(82,692,749)
5.00%, 3/01/25		66,400	(95,357,858)
United Kingdom Gilt Inflation Linked Bond, 0.13%, 3/22/44	GBP	31,356	(61,365,085)

			(246,172,399)
U.S. Treasury Obligations — (2.8)%
U.S. Treasury Bonds, 3.00%, 5/15/45	USD	95,039	(97,259,016)
U.S. Treasury Notes,
1.00%, 9/15/18		700,020	(701,624,346)
1.88%, 8/31/22		21,515	(21,697,103)
U.S. Treasury Strips, 5.50%, 2/15/36		67,399	(39,449,174)

			(860,029,639)
Total Borrowed Bonds (Proceeds — $1,309,182,781) — (4.2)%			(1,301,140,825)

Investments Sold Short
U.S. Treasury Obligations — (0.0)%
U.S. Treasury Bonds, 3.00%, 5/15/45		10,000	(10,233,590)
Total Investments Sold Short (Proceeds — $10,212,500) — (0.0)%			(10,233,590)

Total Investments Net of Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 83.2%			26,166,762,024
Other Assets Less Liabilities — 16.8%			5,283,086,181

Net Assets — 100.0%			$31,449,848,205

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$49,479,839,421

Gross unrealized appreciation	$340,800,416
Gross unrealized depreciation	(767,984,543)

Net unrealized depreciation	$(427,184,127)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Amount is less than $500.

(f)	Non-income producing security.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	U.S. dollar denominated security issued by foreign domiciled entity.

32	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(k)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased	Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	5,899,008,231	—	(2,334,180,500)*	3,564,827,731	$3,564,827,731	$3,477,300	—
iShares Gold Trust	10,300,000	—	(10,300,000)	—	—	—	$(10,660,009)
iShares iBoxx $ High Yield Corporate Bond ETF	535,000	10,445,959	(7,644,359)	3,336,600	$277,905,414	$9,965,973	$(15,087,691)
*	Represents net shares sold.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Amherst Pierpont Securities LLC	$(624,797)	$(1,828)
Barclays Capital, Inc.	$(382,312,329)	$(1,662,368)
BNP Paribas Securities Corp.	$160,016,565	$381,148
Citigroup Global Markets, Inc.	$(803,436,281)	$(3,009,114)
Credit Suisse Securities (USA) LLC	$(1,980,117,694)	$(6,128,034)
Deutsche Bank Securities, Inc.	$67,179,262	$400,240
Goldman Sachs & Co.	$(8,009,604)	$552,684
J.P. Morgan Securities LLC	$(1,143,460,320)	$(2,236,225)
Jefferies LLC	$(98,381,062)	$(629,758)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$294,560,789	$1,444,223
Morgan Stanley & Co. LLC	$(1,543,912,427)	$(8,481,636)
Nomura Securities International, Inc.	$(457,358,124)	$(2,482,352)
RBC Capital Markets, LLC	$(126,903,368)	$(580,651)
SG Americas Securities LLC	$(77,887)	$2,298
Wells Fargo Securities, LLC	$214,084,607	$2,857,590

(n)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(o)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(p)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(q)	Represents the current yield as of report date.

(r)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	0.28%	9/24/15	10/01/15	$38,704,356	$38,706,463	U.S. Treasury Obligations	Up to 30 Days

Derivative Financial Instruments Outstanding as of Period End

   Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2,400)	30 Day Fed Fund Futures	October 2015	USD	998,679,888	$(321,243)
(68)	CBOE Volatility Index Futures	October 2015	USD	1,565,700	76,767
374	Australian Government Bonds (10 Year)	December 2015	USD	33,972,294	291,914
10,054	Australian Government Bonds (3 Year)	December 2015	USD	792,314,701	878,523
1,273	Canadian Bankers Acceptance	December 2015	USD	236,678,316	(206,678)
71	DAX Index Futures	December 2015	USD	19,158,607	(1,054,042)
(1,359)	E-Mini S&P 500 Futures	December 2015	USD	129,696,165	(1,076,505)
(6,874)	Euro Dollar Futures	December 2015	USD	1,711,368,225	(1,086,919)
1,231	Euro STOXX 50 Index	December 2015	USD	42,517,527	(487,439)
(8,638)	Euro-Bobl	December 2015	USD	1,245,320,595	(4,154,777)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
	Euro-BTP Italian Government Bonds
(842)	Futures	December 2015	USD	128,229,225	$ (373,838)
(1,909)	Euro-Bund	December 2015	USD	333,173,220	(4,539,343)
	Euro-Bund 8.5 to 10.5-Year Bonds
	Futures Put Options Strike Price EUR
277	156	December 2015	USD	229,046	(26,037)
	Euro-Bund 8.5 to 10.5-Year Bonds
	Futures Put Options Strike Price EUR
277	156	December 2015	USD	154,761	(77,109)
(128)	Euro-Buxl	December 2015	USD	22,275,172	(326,000)
(834)	Euro-Schatz	December 2015	USD	103,768,898	4,660
177	FTSE/MIB Index Futures	December 2015	USD	21,003,335	(445,643)
(304)	Japanese Government Bonds (10 Year)	December 2015	USD	375,448,172	(861,290)
1,610	Korea Treasury Bonds (10 Year)	December 2015	USD	171,784,949	2,623,199
(6,228)	Long Gilt British	December 2015	USD	1,121,709,010	(10,738,431)
(104)	NASDAQ 100 E-Mini Futures	December 2015	USD	8,659,040	(50,556)
(713)	Nikkei 225 Index	December 2015	USD	103,355,729	678,898
1,818	Nikkei 225 Index	December 2015	USD	159,029,550	(2,786,397)
(1,020)	U.S. Treasury Bonds (30 Year)	December 2015	USD	160,490,625	429,930
(14,038)	U.S. Treasury Notes (10 Year)	December 2015	USD	1,807,173,156	(16,920,914)
(6,333)	U.S. Treasury Notes (2 Year)	December 2015	USD	1,387,124,906	(711,822)
(15,430)	U.S. Treasury Notes (5 Year)	December 2015	USD	1,859,556,094	(11,904,662)
516	U.S. Ultra Treasury Bonds	December 2015	USD	82,769,625	989,201
(3,213)	Euro Dollar Futures	March 2016	USD	799,073,100	(206,963)
(1,259)	Canadian Bankers Acceptance	September 2016	USD	234,063,619	(420,801)
(5,259)	Euro Dollar Futures	December 2016	USD	1,302,325,613	(1,114,189)
(1,987)	Three Month Sterling	December 2016	USD	372,233,769	(812,724)
(3,032)	Euro Dollar Futures	March 2017	USD	749,889,400	(1,519,561)
(1,200)	Euro Dollar Futures	September 2017	USD	296,040,000	(1,288,072)
Total					$(57,538,863)

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	28,022,915,231	USD	9,040,000	Credit Suisse International	10/01/15	$ 34,274
COP	56,057,039,969	USD	18,080,000	Goldman Sachs International	10/01/15	72,177
EUR	15,213,000	USD	16,928,419	Goldman Sachs International	10/01/15	70,932
USD	9,040,000	COP	27,053,104,000	Credit Suisse International	10/01/15	279,767
USD	18,080,000	COP	56,395,316,800	Credit Suisse International	10/01/15	(181,717)
USD	595,350	EUR	533,000	The Bank of New York Mellon	10/01/15	(227)
BRL	68,550,100	USD	18,078,750	BNP Paribas S.A.	10/02/15	(800,087)
BRL	141,090,050	USD	36,340,000	BNP Paribas S.A.	10/02/15	(776,996)
BRL	23,098,052	USD	6,026,889	Goldman Sachs International	10/02/15	(204,819)
BRL	59,456,308	USD	15,668,250	Goldman Sachs International	10/02/15	(681,758)
BRL	70,245,220	USD	18,170,000	Goldman Sachs International	10/02/15	(464,067)
BRL	105,232,327	USD	27,254,000	Goldman Sachs International	10/02/15	(729,255)
BRL	80,642,787	USD	21,094,112	JPMorgan Chase Bank N.A.	10/02/15	(767,379)
				Morgan Stanley & Co. International
BRL	95,767,767	USD	24,829,601	PLC	10/02/15	(690,482)
BRL	26,074,953	USD	6,419,240	Royal Bank of Scotland PLC	10/02/15	153,184
BRL	46,050,100	USD	12,055,000	Royal Bank of Scotland PLC	10/02/15	(447,662)

34	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	46,064,361	USD	12,054,000	Royal Bank of Scotland PLC	10/02/15	$ (443,068)
BRL	53,960,131	USD	12,838,480	UBS AG	10/02/15	762,652
BRL	93,257,480	USD	24,110,000	UBS AG	10/02/15	(603,622)
MXN	255,118,243	USD	15,065,000	Deutsche Bank AG	10/02/15	23,742
MXN	309,988,458	USD	18,080,400	Deutsche Bank AG	10/02/15	253,593
MXN	1,545,233,333	USD	90,401,000	Deutsche Bank AG	10/02/15	990,457
MXN	254,723,540	USD	15,065,000	JPMorgan Chase Bank N.A.	10/02/15	398
MXN	253,138,702	USD	15,065,000	UBS AG	10/02/15	(93,336)
USD	4,207,000	BRL	15,530,082	BNP Paribas S.A.	10/02/15	292,505
USD	12,053,000	BRL	43,535,436	Deutsche Bank AG	10/02/15	1,079,506
USD	6,368,000	BRL	24,937,088	Goldman Sachs International	10/02/15	82,385
USD	6,419,200	BRL	26,601,165	Goldman Sachs International	10/02/15	(285,860)
USD	9,551,000	BRL	37,559,308	Goldman Sachs International	10/02/15	83,842
USD	9,629,000	BRL	40,826,960	Goldman Sachs International	10/02/15	(661,799)
USD	12,053,000	BRL	43,487,224	Goldman Sachs International	10/02/15	1,091,658
USD	15,067,000	BRL	55,371,225	Goldman Sachs International	10/02/15	1,110,190
USD	18,080,250	BRL	69,144,300	Goldman Sachs International	10/02/15	651,813
USD	90,401,000	BRL	331,220,224	Goldman Sachs International	10/02/15	6,913,993
USD	9,040,200	BRL	33,136,853	Morgan Stanley & Co. International PLC	10/02/15	687,761
USD	12,068,000	BRL	45,478,258	Morgan Stanley & Co. International PLC	10/02/15	604,800
USD	18,080,400	BRL	66,492,479	Morgan Stanley & Co. International PLC	10/02/15	1,320,379
USD	9,680,000	BRL	39,407,280	Royal Bank of Scotland PLC	10/02/15	(252,956)
USD	6,026,750	BRL	22,976,984	UBS AG	10/02/15	235,196
USD	9,053,000	BRL	34,894,789	UBS AG	10/02/15	257,458
USD	6,780,230	EUR	6,052,867	Goldman Sachs International	10/02/15	16,517
USD	21,093,000	MXN	355,501,422	Bank of America N.A.	10/02/15	67,183
USD	14,458,400	MXN	237,666,653	Goldman Sachs International	10/02/15	401,816
USD	18,080,000	MXN	302,829,152	JPMorgan Chase Bank N.A.	10/02/15	169,438
USD	24,110,000	MXN	405,867,740	JPMorgan Chase Bank N.A.	10/02/15	105,312
USD	15,065,000	MXN	253,904,260	Morgan Stanley & Co. International PLC	10/02/15	48,057
USD	18,080,000	MXN	303,805,472	Morgan Stanley & Co. International PLC	10/02/15	111,694
USD	18,080,000	MXN	296,557,200	UBS AG	10/02/15	540,387
USD	24,710,000	MXN	414,933,285	UBS AG	10/02/15	169,138
EUR	6,000,000	USD	6,810,880	Goldman Sachs International	10/05/15	(105,940)
EUR	8,435,000	USD	9,543,079	Goldman Sachs International	10/05/15	(117,050)
EUR	3,250,000	USD	3,620,804	Morgan Stanley & Co. International PLC	10/05/15	11,039
EUR	17,000,000	USD	19,098,855	Royal Bank of Scotland PLC	10/05/15	(101,523)
EUR	21,224,000	USD	23,706,664	Royal Bank of Scotland PLC	10/05/15	16,315
USD	1,312,649	EUR	1,178,000	Deutsche Bank AG	10/05/15	(3,754)
USD	15,737,181	EUR	13,926,000	Goldman Sachs International	10/05/15	175,014
USD	58,373,494	EUR	52,371,000	Goldman Sachs International	10/05/15	(150,581)
USD	85,307,418	EUR	75,791,000	Goldman Sachs International	10/05/15	611,724
USD	100,483,708	EUR	89,740,000	Goldman Sachs International	10/05/15	200,145
USD	27,359,821	EUR	24,340,000	Morgan Stanley & Co. International PLC	10/05/15	160,112

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,013,170	EUR	902,000	Royal Bank of Scotland PLC	10/05/15	$5,194
USD	26,509,879	EUR	23,446,000	Royal Bank of Scotland PLC	10/05/15	309,206
USD	37,928,087	EUR	34,058,000	Standard Chartered Bank	10/05/15	(131,391)
USD	3,430,076,891	EUR	3,057,055,000	UBS AG	10/05/15	13,848,141
USD	15,320,000	ZAR	210,807,199	BNP Paribas S.A.	10/06/15	124,760
USD	15,320,000	ZAR	211,068,236	BNP Paribas S.A.	10/06/15	105,945
ZAR	127,373,985	USD	9,192,000	BNP Paribas S.A.	10/06/15	(10,728)
ZAR	252,790,374	USD	18,390,000	Citibank N.A.	10/06/15	(168,562)
ZAR	42,234,650	USD	3,058,000	Credit Suisse International	10/06/15	(13,675)
USD	16,257,499	JPY	1,953,410,000	Bank of America N.A.	10/07/15	(27,072)
USD	16,283,458	JPY	1,953,414,093	Bank of America N.A.	10/07/15	(1,147)
MYR	38,635,488	USD	9,053,000	JPMorgan Chase Bank N.A.	10/08/15	(268,753)
USD	36,943,675	CNH	238,888,888	Standard Chartered Bank	10/08/15	(551,147)
USD	25,143,500	INR	1,688,888,888	UBS AG	10/08/15	(547,452)
USD	57,729,795	INR	3,850,000,000	UBS AG	10/08/15	(835,434)
USD	9,053,000	MYR	38,792,105	Deutsche Bank AG	10/08/15	233,145
USD	8,364,406	THB	299,989,411	The Bank of New York Mellon	10/08/15	101,600
CLP	8,317,024,240	USD	12,068,000	Credit Suisse International	10/13/15	(133,639)
COP	18,963,594,860	USD	6,034,000	Credit Suisse International	10/13/15	97,982
COP	9,192,828,000	USD	3,018,000	Royal Bank of Scotland PLC	10/13/15	(45,449)
USD	12,068,000	CLP	8,177,361,276	BNP Paribas S.A.	10/13/15	334,046
USD	3,017,333	COP	9,222,901,842	Credit Suisse International	10/13/15	35,058
USD	6,034,667	COP	18,090,120,187	Credit Suisse International	10/13/15	185,127
USD	30,963,493	MXN	521,052,236	Goldman Sachs International	10/13/15	175,897
MXN	455,156,059	USD	27,190,000	Morgan Stanley & Co. International PLC	10/14/15	(298,381)
MXN	962,736,578	USD	57,232,600	Morgan Stanley & Co. International PLC	10/14/15	(352,010)
USD	8,075,767	CNY	52,735,000	HSBC Bank PLC	10/14/15	(209,890)
USD	11,941,600	MXN	204,185,836	Goldman Sachs International	10/14/15	(122,147)
USD	12,085,000	MXN	203,707,177	Goldman Sachs International	10/14/15	49,533
USD	15,100,000	MXN	250,703,186	Goldman Sachs International	10/14/15	287,906
USD	12,078,000	MXN	199,704,899	UBS AG	10/14/15	278,996
USD	15,100,000	MXN	253,117,072	UBS AG	10/14/15	145,288
USD	18,118,000	MXN	305,453,355	UBS AG	10/14/15	71,146
USD	12,337,000	ZAR	172,988,797	BNP Paribas S.A.	10/14/15	(114,604)
USD	12,337,000	ZAR	173,786,384	Citibank N.A.	10/14/15	(172,013)
ZAR	86,310,587	USD	6,172,000	Citibank N.A.	10/14/15	40,571
ZAR	257,320,265	USD	18,502,000	Morgan Stanley & Co. International PLC	10/14/15	(26,021)
MXN	311,122,296	USD	18,118,000	Bank of America N.A.	10/15/15	262,184
MXN	153,401,754	USD	9,059,000	Goldman Sachs International	10/15/15	3,522
MXN	154,794,806	USD	9,125,000	Goldman Sachs International	10/15/15	15,832
MXN	204,439,456	USD	12,077,000	Goldman Sachs International	10/15/15	678
MXN	53,478,424	USD	3,138,000	JPMorgan Chase Bank N.A.	10/15/15	21,347
MXN	306,658,980	USD	18,108,000	UBS AG	10/15/15	8,505
MYR	44,277,697	USD	10,247,000	JPMorgan Chase Bank N.A.	10/15/15	(184,973)
USD	18,271,000	MXN	312,815,233	Barclays Bank PLC	10/15/15	(209,198)
USD	9,059,000	MXN	156,385,517	Deutsche Bank AG	10/15/15	(179,793)

36	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	235,200	MXN	4,021,849	Goldman Sachs International	10/15/15	$(2,399)
USD	12,181,000	MXN	207,626,120	Goldman Sachs International	10/15/15	(84,937)
USD	9,059,000	MXN	156,354,789	JPMorgan Chase Bank N.A.	10/15/15	(177,978)
USD	18,118,000	MXN	299,553,953	UBS AG	10/15/15	421,239
COP	21,882,784,000	USD	7,304,000	Deutsche Bank AG	10/19/15	(233,112)
TRY	57,468,702	USD	18,820,600	Credit Suisse International	10/19/15	55,035
TRY	57,325,720	USD	18,820,000	Deutsche Bank AG	10/19/15	8,673
TRY	47,778,968	USD	15,675,000	JPMorgan Chase Bank N.A.	10/19/15	18,035
USD	7,304,000	COP	22,335,778,080	Credit Suisse International	10/19/15	86,738
USD	9,408,600	TRY	28,806,311	BNP Paribas S.A.	10/19/15	(52,853)
USD	12,545,000	TRY	38,772,581	BNP Paribas S.A.	10/19/15	(189,881)
USD	15,681,000	TRY	47,351,132	BNP Paribas S.A.	10/19/15	128,488
USD	15,681,001	TRY	47,923,363	Deutsche Bank AG	10/19/15	(59,461)
EUR	9,618,000	USD	10,543,127	Citibank N.A.	10/20/15	207,326
EUR	12,864,000	USD	14,413,888	Goldman Sachs International	10/20/15	(35,241)
EUR	20,743,000	USD	22,958,185	Royal Bank of Scotland PLC	10/20/15	227,159
JPY	19,650,000,000	USD	157,194,781	Standard Chartered Bank	10/20/15	6,643,372
SEK	4,610,585	USD	532,422	Morgan Stanley & Co. International PLC	10/20/15	18,674
USD	5,324,870	AUD	7,123,000	UBS AG	10/20/15	330,834
USD	4,306,261	CNH	26,946,000	JPMorgan Chase Bank N.A.	10/20/15	84,901
USD	38,337,348	CNH	240,356,000	JPMorgan Chase Bank N.A.	10/20/15	683,175
USD	8,702,830	EUR	7,885,000	Goldman Sachs International	10/20/15	(110,574)
USD	11,684,054	GBP	7,544,000	Barclays Bank PLC	10/20/15	273,004
USD	934,677	GBP	603,000	Citibank N.A.	10/20/15	22,579
USD	71,814,466	GBP	46,041,000	Goldman Sachs International	10/20/15	2,172,873
USD	618,207,064	GBP	397,350,000	HSBC Bank PLC	10/20/15	17,175,652
USD	8,212,996	GBP	5,267,000	HSBC Bank USA N.A.	10/20/15	246,135
USD	5,549,810	GBP	3,518,000	Morgan Stanley & Co. International PLC	10/20/15	228,485
USD	17,074,374	GBP	11,191,000	Morgan Stanley & Co. International PLC	10/20/15	146,873
USD	7,264,898	GBP	4,664,000	Royal Bank of Scotland PLC	10/20/15	210,134
USD	1,245,134	GBP	800,000	State Street Bank and Trust Co.	10/20/15	35,055
USD	2,147,165	GBP	1,369,000	State Street Bank and Trust Co.	10/20/15	76,417
USD	20,614,311	GBP	13,200,000	State Street Bank and Trust Co.	10/20/15	647,997
USD	311,647	GBP	200,000	The Bank of New York Mellon	10/20/15	9,127
USD	9,798,499	GBP	6,347,000	The Bank of New York Mellon	10/20/15	198,030
USD	372,136	HKD	2,884,000	HSBC Bank PLC	10/20/15	15
USD	200,387	HKD	1,553,000	Royal Bank of Scotland PLC	10/20/15	4
USD	173,294	HKD	1,343,000	State Street Bank and Trust Co.	10/20/15	7
USD	173,553	HKD	1,345,000	State Street Bank and Trust Co.	10/20/15	8
USD	424,064	HKD	3,287,000	State Street Bank and Trust Co.	10/20/15	(56)
USD	28,119,994	HKD	218,109,000	State Street Bank and Trust Co.	10/20/15	(22,522)
USD	357,266,063	JPY	43,992,046,000	BNP Paribas S.A.	10/20/15	(9,531,675)
USD	1,579,101	JPY	195,533,000	Goldman Sachs International	10/20/15	(51,218)
USD	57,097,646	MXN	968,131,474	BNP Paribas S.A.	10/20/15	(71,759)
USD	63,786,196	MXN	1,016,305,454	BNP Paribas S.A.	10/20/15	3,772,056
USD	11,706,675	MXN	188,422,494	Goldman Sachs International	10/20/15	580,085

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,620,112	MXN	251,229,992	Goldman Sachs International	10/20/15	$784,659
USD	19,012,132	MXN	305,872,515	Goldman Sachs International	10/20/15	949,967
USD	52,755,659	MXN	889,117,497	Goldman Sachs International	10/20/15	252,131
USD	27,788,125	NZD	41,781,000	HSBC Bank PLC	10/20/15	1,117,934
USD	5,104,980	SEK	43,025,520	HSBC Bank PLC	10/20/15	(37,802)
CLP	6,171,497,325	USD	9,040,500	BNP Paribas S.A.	10/21/15	(191,562)
IDR	264,529,440,000	USD	18,256,000	BNP Paribas S.A.	10/21/15	(349,116)
TWD	382,399,500	USD	11,850,000	Morgan Stanley & Co. International PLC	10/21/15	(236,005)
USD	9,040,500	CLP	6,114,451,770	BNP Paribas S.A.	10/21/15	273,356
USD	9,128,000	IDR	134,683,640,000	Morgan Stanley & Co. International PLC	10/21/15	10,813
USD	5,266,667	TWD	173,484,000	JPMorgan Chase Bank N.A.	10/21/15	(2,279)
USD	6,583,333	TWD	219,916,250	JPMorgan Chase Bank N.A.	10/21/15	(95,823)
EUR	18,256,000	USD	20,399,803	UBS AG	10/22/15	6,330
USD	20,737,904	EUR	18,256,000	Goldman Sachs International	10/22/15	331,771
USD	6,040,967	KRW	7,134,201,247	JPMorgan Chase Bank N.A.	10/23/15	27,319
CLP	16,790,062,608	USD	24,156,000	BNP Paribas S.A.	10/26/15	(93,184)
USD	12,078,000	CLP	8,591,383,350	BNP Paribas S.A.	10/26/15	(234,812)
USD	12,078,000	CLP	8,499,771,720	Credit Suisse International	10/26/15	(103,518)
USD	15,101,000	KRW	18,060,796,000	Standard Chartered Bank	10/26/15	(121,295)
USD	3,204,250	MYR	13,424,205	BNP Paribas S.A.	10/26/15	156,024
USD	9,612,750	MYR	41,123,345	BNP Paribas S.A.	10/26/15	274,897
USD	13,860,000	MYR	59,900,148	Deutsche Bank AG	10/26/15	258,510
TRY	272,300,000	USD	112,590,449	Deutsche Bank AG	10/28/15	(23,420,343)
USD	99,743,590	TRY	272,300,000	BNP Paribas S.A.	10/28/15	10,573,484
USD	3,330,000	ZAR	46,083,743	BNP Paribas S.A.	10/28/15	21,118
USD	12,271,000	ZAR	168,787,605	BNP Paribas S.A.	10/28/15	151,798
USD	12,256,000	ZAR	170,703,541	Credit Suisse International	10/28/15	(769)
USD	15,246,000	ZAR	209,967,912	JPMorgan Chase Bank N.A.	10/28/15	169,990
ZAR	209,707,941	USD	15,411,000	BNP Paribas S.A.	10/28/15	(353,657)
ZAR	254,080,700	USD	18,385,000	BNP Paribas S.A.	10/28/15	(141,626)
ZAR	129,022,941	USD	9,307,000	Credit Suisse International	10/28/15	(42,960)
IDR	136,007,200,000	USD	9,128,000	BNP Paribas S.A.	10/29/15	49,790
JPY	2,184,069,662	USD	18,271,000	Credit Suisse International	10/29/15	(58,601)
USD	18,271,000	JPY	2,209,895,721	Royal Bank of Scotland PLC	10/29/15	(156,756)
USD	7,643,000	BRL	31,194,905	Royal Bank of Scotland PLC	11/04/15	(127,929)
USD	3,516,775,413	EUR	3,138,574,000	Barclays Bank PLC	11/04/15	8,656,128
USD	20,328,818	IDR	298,122,111,635	Standard Chartered Bank	11/13/15	379,533
USD	39,500,811	INR	2,655,244,539	HSBC Bank PLC	11/13/15	(617,006)
USD	103,897,191	INR	6,983,969,175	HSBC Bank PLC	11/13/15	(1,622,883)
USD	27,434,956	EUR	24,343,185	Goldman Sachs International	11/16/15	213,768
MYR	19,305,000	USD	4,680,000	Standard Chartered Bank	11/20/15	(303,104)
USD	4,680,000	MYR	19,305,000	JPMorgan Chase Bank N.A.	11/20/15	303,104
RUB	223,470,000	USD	3,250,000	JPMorgan Chase Bank N.A.	11/25/15	110,259
RUB	238,127,500	USD	3,250,000	JPMorgan Chase Bank N.A.	11/25/15	330,660
USD	3,250,000	RUB	214,240,000	JPMorgan Chase Bank N.A.	11/25/15	28,530
USD	3,250,000	RUB	224,315,000	Société Générale	11/25/15	(122,965)
TRY	276,660,000	USD	103,192,839	Deutsche Bank AG	12/02/15	(13,538,582)
USD	3,628,913	EUR	3,246,661	Bank of America N.A.	12/02/15	(19)

38	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,778,027	EUR	6,052,867	Goldman Sachs International	12/02/15	$7,588
USD	98,877,770	TRY	276,660,000	Deutsche Bank AG	12/02/15	9,223,513
RUB	409,419,000	USD	6,065,467	Citibank N.A.	12/09/15	56,917
RUB	1,020,615,110	USD	14,921,274	HSBC Bank PLC	12/09/15	340,835
RUB	1,008,145,000	USD	14,383,578	Morgan Stanley & Co. International PLC	12/09/15	692,055
USD	1,818,808	RUB	125,324,965	Deutsche Bank AG	12/09/15	(55,281)
USD	33,832,175	RUB	2,373,191,745	JPMorgan Chase Bank N.A.	12/09/15	(1,656,140)
ZAR	1,210,825,679	USD	88,570,000	Citibank N.A.	12/15/15	(2,393,426)
ZAR	350,055,480	USD	25,585,000	UBS AG	12/15/15	(670,941)
AUD	10,668,693	USD	7,512,253	Goldman Sachs International	12/16/15	(55,330)
AUD	11,204,679	USD	7,939,999	Goldman Sachs International	12/16/15	(108,446)
CAD	6,893,270	USD	5,265,000	Deutsche Bank AG	12/16/15	(101,255)
CAD	8,637,105	USD	6,580,000	Goldman Sachs International	12/16/15	(109,948)
CAD	8,653,917	USD	6,580,000	Goldman Sachs International	12/16/15	(97,355)
CAD	10,478,934	USD	7,940,000	Goldman Sachs International	12/16/15	(90,235)
EUR	9,500,000	GBP	6,981,170	Goldman Sachs International	12/16/15	72,439
EUR	11,865,000	PLN	50,194,906	Goldman Sachs International	12/16/15	97,610
EUR	7,065,427	USD	7,940,000	Goldman Sachs International	12/16/15	(34,239)
EUR	6,575,000	USD	7,366,019	JPMorgan Chase Bank N.A.	12/16/15	(9,014)
EUR	119,799,287	USD	133,438,355	Morgan Stanley & Co. International PLC	12/16/15	609,405
EUR	11,840,000	USD	13,282,918	UBS AG	12/16/15	(34,713)
GBP	6,965,115	EUR	9,500,000	Royal Bank of Scotland PLC	12/16/15	(96,719)
GBP	48,015,000	USD	72,802,024	Bank of America N.A.	12/16/15	(190,101)
GBP	23,815,000	USD	36,679,863	Deutsche Bank AG	12/16/15	(665,015)
GBP	5,173,373	USD	7,940,000	Goldman Sachs International	12/16/15	(116,432)
GBP	23,815,000	USD	36,682,721	Goldman Sachs International	12/16/15	(667,873)
JPY	630,147,010	USD	5,230,000	Bank of America N.A.	12/16/15	30,310
JPY	388,433,825	USD	3,250,000	BNP Paribas S.A.	12/16/15	(7,451)
JPY	777,728,575	USD	6,500,000	BNP Paribas S.A.	12/16/15	(7,716)
JPY	791,678,655	USD	6,575,000	Citibank N.A.	12/16/15	33,736
JPY	8,209,409,156	USD	68,027,050	Citibank N.A.	12/16/15	505,871
JPY	16,193,209,450	USD	134,581,500	Citibank N.A.	12/16/15	595,368
JPY	790,081,704	USD	6,540,000	Goldman Sachs International	12/16/15	55,405
JPY	4,300,930,888	USD	35,670,467	Standard Chartered Bank	12/16/15	232,630
MXN	1,318,259,812	USD	78,045,000	JPMorgan Chase Bank N.A.	12/16/15	(553,063)
NOK	1,041,299,229	EUR	112,034,000	Standard Chartered Bank	12/16/15	(3,194,902)
NOK	39,889,127	USD	4,860,000	Citibank N.A.	12/16/15	(180,255)
NOK	798,441,870	USD	97,205,000	Citibank N.A.	12/16/15	(3,532,742)
NOK	54,609,654	USD	6,570,000	Morgan Stanley & Co. International PLC	12/16/15	(163,260)
NOK	159,487,063	USD	19,440,000	Royal Bank of Canada	12/16/15	(729,166)
NOK	28,449,524	USD	3,430,000	Royal Bank of Scotland PLC	12/16/15	(92,335)
NOK	559,099,976	USD	68,045,000	UBS AG	12/16/15	(2,452,051)
PLN	22,189,343	EUR	5,265,000	BNP Paribas S.A.	12/16/15	(65,433)
PLN	27,918,000	EUR	6,600,000	Goldman Sachs International	12/16/15	(55,166)
SGD	11,167,840	USD	8,000,000	JPMorgan Chase Bank N.A.	12/16/15	(172,902)
USD	7,940,000	AUD	11,136,463	JPMorgan Chase Bank N.A.	12/16/15	156,127

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,260,000	CAD	6,870,738	Citibank N.A.	12/16/15	$ 113,133
USD	6,540,000	CAD	8,595,764	Royal Bank of Canada	12/16/15	100,917
USD	7,940,000	CAD	10,486,287	Royal Bank of Canada	12/16/15	84,728
USD	6,625,000	CAD	8,700,579	Toronto-Dominion Bank	12/16/15	107,400
USD	13,251,210	EUR	11,840,000	Goldman Sachs International	12/16/15	3,005
USD	7,940,001	EUR	7,048,436	Royal Bank of Canada	12/16/15	53,250
USD	135,467,606	EUR	119,799,287	Royal Bank of Scotland PLC	12/16/15	1,419,846
USD	7,424,530	EUR	6,575,000	State Street Bank and Trust Co.	12/16/15	67,524
USD	30,645,093	GBP	19,866,000	Bank of America N.A.	12/16/15	602,222
				Morgan Stanley & Co. International
USD	7,939,999	GBP	5,156,379	PLC	12/16/15	142,133
				Morgan Stanley & Co. International
USD	73,878,893	GBP	47,630,000	PLC	12/16/15	1,849,197
USD	3,263,333	JPY	391,841,487	Bank of America N.A.	12/16/15	(7,662)
USD	6,500,000	JPY	778,966,500	BNP Paribas S.A.	12/16/15	(2,618)
USD	74,768,000	JPY	9,003,263,488	Citibank N.A.	12/16/15	(388,995)
USD	5,230,000	JPY	627,097,920	Commonwealth Bank of Australia	12/16/15	(4,857)
USD	6,526,667	JPY	782,508,172	Deutsche Bank AG	12/16/15	(5,516)
USD	6,575,000	JPY	790,440,582	Deutsche Bank AG	12/16/15	(23,401)
USD	174,080,000	JPY	20,961,582,080	Royal Bank of Scotland PLC	12/16/15	(902,052)
				Morgan Stanley & Co. International
USD	3,250,000	NOK	26,946,774	PLC	12/16/15	88,636
				Morgan Stanley & Co. International
USD	3,375,000	NOK	28,070,297	PLC	12/16/15	81,826
USD	3,375,000	NOK	28,073,881	State Street Bank and Trust Co.	12/16/15	81,405
USD	8,000,000	SGD	11,207,095	HSBC Bank PLC	12/16/15	145,390
TRY	300,000,000	USD	114,455,763	Deutsche Bank AG	2/02/16	(19,082,010)
TRY	400,000,000	USD	152,770,882	Deutsche Bank AG	2/02/16	(25,605,878)
USD	33,769,211	TRY	95,799,873	Deutsche Bank AG	2/02/16	3,313,232
USD	212,941,470	TRY	604,200,127	Deutsche Bank AG	2/02/16	20,858,691
TRY	250,000,000	USD	93,402,077	Deutsche Bank AG	2/05/16	(13,992,695)
USD	89,628,222	TRY	250,000,000	BNP Paribas S.A.	2/05/16	10,218,840
CNY	114,483,200	USD	17,200,000	HSBC Bank PLC	2/26/16	625,791
CNY	85,546,500	USD	13,000,000	JPMorgan Chase Bank N.A.	2/26/16	320,156
USD	5,292,308	CNY	35,072,123	HSBC Bank PLC	2/26/16	(168,654)
USD	11,907,692	CNY	78,340,708	HSBC Bank PLC	2/26/16	(290,474)
USD	13,000,000	CNY	85,546,500	HSBC Bank PLC	2/26/16	(320,156)
CNY	77,378,500	USD	11,800,000	HSBC Bank PLC	3/10/16	239,880
USD	11,800,000	CNY	77,384,400	JPMorgan Chase Bank N.A.	3/10/16	(240,798)
USD	240,320,322	JPY	28,321,750,000	Bank of America N.A.	9/15/17	4,178,683
USD	242,211,152	JPY	28,321,750,000	Bank of America N.A.	9/15/17	6,069,513
Total						$ 15,055,077

      Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Call	10/02/15	USD	201.00	1,033	$1,033
E-Mini S&P 500 Index Futures	Call	10/16/15	USD	2,000.00	680	120,700
E-Mini S&P 500 Index Futures	Call	10/16/15	USD	2,050.00	470	12,925

40	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares U.S. Home Construction ETF	Call	10/16/15	USD	29.00	5,997	$59,970
SPDR S&P 500 ETF Trust	Call	10/16/15	USD	204.00	12,456	130,788
iShares China Large-Cap ETF	Call	12/18/15	USD	49.00	3,936	27,552
SPDR S&P 500 ETF Trust	Call	12/19/15	USD	220.00	74,708	373,540
Barrick Gold Corp.	Call	1/15/16	USD	20.00	9,723	19,446
Barrick Gold Corp.	Call	1/15/16	USD	12.00	960	6,720
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	85.00	2,004	178,356
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	86.00	1,306	87,502
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	83.00	647	107,402
SPDR S&P 500 ETF Trust	Call	1/15/16	USD	210.00	5,170	439,450
SPDR S&P 500 ETF Trust	Call	1/15/16	USD	192.00	5,088	3,943,200
SPDR S&P 500 ETF Trust	Put	10/02/15	USD	185.00	1,938	344,964
PowerShares QQQ Trust, Series 1 ETF	Put	10/09/15	USD	99.00	1,033	133,257
ConocoPhillips Co.	Put	10/16/15	USD	45.00	2,583	162,729
Energy Select Sector SPDR Fund	Put	10/16/15	USD	60.00	2,582	309,840
Euro Dollar 90-Day Futures	Put	12/11/15	USD	98.50	9,791	183,581
Euro Dollar 90-Day Futures	Put	12/11/15	USD	98.25	1,098	6,863
Euro Dollar 90-Day Futures	Put	12/14/15	USD	99.50	8,400	315,000
Viacom, Inc., Class B	Put	12/18/15	USD	40.00	4,500	945,000
Volkswagen AG	Put	12/18/15	EUR	150.00	2,196	12,929,194
Euro Dollar 90-Day Futures	Put	3/14/16	USD	98.50	3,490	479,875
Euro Dollar 90-Day Futures	Put	3/14/16	USD	99.00	3,490	43,625
Euro Dollar 90-Day Futures	Put	6/10/16	USD	97.75	12,803	3,040,713
Euro Dollar 90-Day Futures	Put	6/10/16	USD	97.63	12,803	2,320,544
Total						$26,723,769

OTC Barrier Options Purchased
Description	Counterparty	Expiration Date	Strike Price		Barrier Price/Range		Notional Amount (000)		Contracts	Value
USD Currency	Citibank N.A.	11/02/15	CHF	1.02	CHF	1.02	USD	24,368	—	$2,323,060
EUR Currency	Deutsche Bank AG	10/09/15	USD	1.09	USD	1.04	EUR	32,000	—	12,679
AUD Currency	Deutsche Bank AG	11/20/15	USD	0.70	USD	0.70	USD	1,500	—	681,343
AUD Currency	Deutsche Bank AG	11/23/15	USD	0.70	USD	0.70	USD	8,215	—	6,093,285
EURO STOXX 50 Index	Barclays Bank PLC	12/18/15	USD	3,225.00	USD	3,225.00		—	45,527	1,188,255
AUD Currency	Morgan Stanley & Co. International PLC	12/21/15	USD	0.70	USD	0.70	USD	3,000	—	1,370,877
Total										$11,669,499

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
KOSPI 200 Index	Call	Citibank N.A.	10/08/15	KRW	241.90		—	148,285,169	$95,327
USD Currency	Call	Goldman Sachs International	10/08/15	BRL	3.75	USD	25,615	—	1,613,947
USD Currency	Call	HSBC Bank PLC	10/08/15	TWD	32.00	USD	13,000	—	418,874
USD Currency	Call	Morgan Stanley & Co. International PLC	10/08/15	BRL	3.55	USD	25,615	—	2,868,370
USD Currency	Call	Standard Chartered Bank	10/08/15	TWD	31.50	USD	65,405	—	3,086,985
USD Currency	Call	HSBC Bank PLC	10/09/15	JPY	121.50	USD	45,679	—	87,462

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Deutsche Bank AG	10/30/15	CAD	1.28	USD	68,210	—	$3,063,884
USD Currency	Call	Deutsche Bank AG	10/30/15	KRW	1,180.00	USD	29,020	—	470,487
USD Currency	Call	JPMorgan Chase Bank N.A.	11/02/15	KRW	1,195.00	USD	38,295	—	424,500
USD Currency	Call	Standard Chartered Bank	11/13/15	CNY	6.50	USD	25,634	—	87,699
USD Currency	Call	Bank of America N.A.	11/26/15	CNH	6.55	USD	32,290	—	162,816
USD Currency	Call	HSBC Bank PLC	11/26/15	CNH	6.55	USD	32,010	—	161,404
		Morgan Stanley & Co.
USD Currency	Call	International PLC	12/11/15	BRL	4.00	USD	19,363	—	1,053,500
USD Currency	Call	BNP Paribas S.A.	12/15/15	CNH	6.54	USD	25,634	—	178,282
USD Currency	Call	Citibank N.A.	12/17/15	JPY	127.00	USD	702,790	—	1,939,771
USD Currency	Call	Citibank N.A.	12/17/15	JPY	124.50	USD	433,639	—	2,434,883
USD Currency	Call	Deutsche Bank AG	12/17/15	JPY	124.50	USD	231,930	—	1,302,287
USD Currency	Call	Citibank N.A.	12/18/15	JPY	127.50	USD	186,320	—	454,584
USD Currency	Call	HSBC Bank PLC	12/18/15	JPY	125.00	USD	418,855	—	1,960,158
USD Currency	Call	Deutsche Bank AG	2/05/16	CNY	6.45	USD	66,000	—	845,387
USD Currency	Call	HSBC Bank PLC	2/05/16	CNY	6.70	USD	33,000	—	207,788
USD Currency	Call	Royal Bank of Scotland PLC	8/09/16	CHF	1.04	USD	160,780	—	2,114,514
USD Currency	Call	BNP Paribas S.A.	8/15/16	SAR	3.79	USD	110,290	—	778,129
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	157,805	—	1,194,899
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	156,670	—	1,186,305
USD Currency	Call	BNP Paribas S.A.	9/20/16	SAR	3.77	USD	34,000	—	305,204
EUR Currency	Call	HSBC Bank PLC	9/27/16	CHF	1.15	EUR	50,000	—	550,233
EUR Currency	Put	Bank of America N.A.	10/02/15	USD	1.08	EUR	630,725	—	423
EUR Currency	Put	Deutsche Bank AG	10/02/15	USD	1.02	EUR	630,725	—	70
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.04	EUR	81,570	—	27
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.12	EUR	54,550	—	335,317
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.07	EUR	21,685	—	729
EUR Currency	Put	Deutsche Bank AG	10/09/15	USD	1.07	EUR	31,075	—	1,045
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.08	EUR	81,570	—	19,670
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.07	EUR	1,790	—	60
EUR Currency	Put	Deutsche Bank AG	10/12/15	USD	1.11	EUR	52,930	—	272,241
Buoni del Tesoro Poliennali, 5.25%, 10/14/15	Put	Morgan Stanley Capital Services LLC	10/14/15	EUR	122.70		—	147,405,000	—
USD Currency	Put	Goldman Sachs International	10/26/15	MXN	17.00	USD	31,870	—	575,553
USD Currency	Put	HSBC Bank PLC	10/29/15	CAD	1.28	USD	34,000	—	20,315
EUR Currency	Put	BNP Paribas S.A.	11/02/15	USD	1.10	EUR	32,829	—	239,238
USD Currency	Put	HSBC Bank PLC	11/06/15	ZAR	13.25	USD	25,741	—	132,028
USD Currency	Put	JPMorgan Chase Bank N.A.	11/18/15	MYR	4.13	USD	25,634	—	64,285
USD Currency	Put	Deutsche Bank AG	11/27/15	ZAR	13.50	USD	29,200	—	386,707
Total									$31,095,387

OTC Credit Default Swaptions Purchased
Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Sold protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	400.00%	Receive	iTraxx Crossover Series 24 Version 1	11/18/15	EUR	48,600	$818,447

42	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	3-month KRW Certificate of Deposit	11/09/15	KRW	89,814,566	$626,224
30-Year Interest Rate Swap	Citibank N.A.	Call	3.18%	Receive	3-month LIBOR	6/17/20	USD	37,740	6,387,829
30-Year Interest Rate Swap	Citibank N.A.	Put	3.30%	Pay	3-month LIBOR	12/17/15	USD	37,740	52,452
30-Year Interest Rate Swap	Citibank N.A.	Put	3.18%	Pay	3-month LIBOR	6/17/20	USD	37,740	3,758,624
Total									$10,825,129

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares China Large-Cap ETF	Call	12/18/15	USD	55.00	3,936	$(23,616)
SPDR S&P 500 ETF Trust	Call	12/19/15	USD	215.00	24,903	(385,997)
Euro Dollar 90-Day Futures	Put	12/14/15	USD	99.38	1,700	(10,625)
Euro Dollar 90-Day Futures	Put	12/14/15	USD	99.13	2,457	(15,356)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	12/18/15	USD	90.00	1,304	(1,147,520)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	01/15/16	USD	80.00	1,953	(387,671)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	01/15/16	USD	75.00	2,004	(166,332)
SPDR S&P 500 ETF Trust	Put	01/15/16	USD	175.00	2,545	(1,007,820)
Euro Dollar 90-Day Futures	Put	03/14/16	USD	98.75	6,980	(2,094,000)
Euro Dollar 90-Day Futures	Put	06/10/16	USD	98.00	12,803	(5,121,200)
Total						$(10,360,137)

OTC Barrier Options Written
Description	Counterparty	Expiration Date	Strike Price		Barrier Price/ Range		Notional Amount (000)		Value
AUD Currency	BNP Paribas S.A.	11/20/15	USD	0.70	USD	0.70	USD	1,500	$(681,343)
AUD Currency	Deutsche Bank AG	12/21/15	USD	0.70	USD	0.70	USD	3,000	(1,370,876)
Total									$(2,052,219)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
KOSPI 200 Index	Call	Citibank N.A.	10/08/15	KRW	253.64		—	148,285,169	$(908)
USD Currency	Call	BNP Paribas S.A.	10/08/15	TWD	32.00	USD	13,000	—	(418,874)
USD Currency	Call	Goldman Sachs International	10/08/15	BRL	3.55	USD	25,615	—	(2,860,926)
USD Currency	Call	HSBC Bank PLC	10/08/15	TWD	31.50	USD	65,405	—	(3,086,985)
USD Currency	Call	Morgan Stanley & Co. International PLC	10/08/15	BRL	3.75	USD	25,615	—	(1,621,327)
USD Currency	Call	JPMorgan Chase Bank N.A.	10/26/15	ZAR	13.25	USD	18,401	—	(910,315)
USD Currency	Call	Bank of America N.A.	10/30/15	CAD	1.28	USD	19,025	—	(854,572)
USD Currency	Call	BNP Paribas S.A.	10/30/15	KRW	1,210.00	USD	41,919	—	(274,792)
USD Currency	Call	BNP Paribas S.A.	10/30/15	CAD	1.28	USD	49,185	—	(2,209,311)
USD Currency	Call	JPMorgan Chase Bank N.A.	11/02/15	KRW	1,235.00	USD	38,295	—	(127,683)
USD Currency	Call	HSBC Bank PLC	11/06/15	ZAR	14.77	USD	19,306	—	(145,071)
USD Currency	Call	HSBC Bank PLC	11/09/15	BRL	3.60	USD	7,643	—	(852,304)
USD Currency	Call	Standard Chartered Bank	11/13/15	CNY	6.80	USD	38,454	—	(16,501)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Standard Chartered Bank	11/18/15	MYR	4.13	USD	25,634	—	$(1,621,299)
USD Currency	Call	Bank of America N.A.	11/26/15	CNH	6.88	USD	48,435	—	(62,559)
USD Currency	Call	HSBC Bank PLC	11/26/15	CNH	6.88	USD	48,015	—	(62,016)
USD Currency	Call	Deutsche Bank AG	11/27/15	ZAR	14.75	USD	23,361	—	(306,179)
USD Currency	Call	Morgan Stanley & Co. International PLC	12/11/15	BRL	4.25	USD	29,043	—	(866,210)
USD Currency	Call	BNP Paribas S.A.	12/15/15	CNY	6.80	USD	38,454	—	(77,765)
USD Currency	Call	Deutsche Bank AG	2/05/16	CNY	6.70	USD	99,000	—	(630,976)
EUR Currency	Put	Bank of America N.A.	10/02/15	USD	1.02	EUR	630,725	—	(70)
EUR Currency	Put	Deutsche Bank AG	10/02/15	USD	1.08	EUR	630,725	—	(423)
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.07	EUR	54,550	—	(1,835)
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.08	EUR	81,570	—	(19,669)
EUR Currency	Put	Deutsche Bank AG	10/09/15	USD	1.12	EUR	23,020	—	(141,503)
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.12	EUR	31,530	—	(193,814)
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.04	EUR	81,570	—	(28)
USD Currency	Put	Goldman Sachs International	10/26/15	MXN	16.50	USD	47,806	—	(250,628)
EUR Currency	Put	BNP Paribas S.A.	11/02/15	USD	1.05	EUR	49,244	—	(32,883)
USD Currency	Put	JPMorgan Chase Bank N.A.	11/02/15	KRW	1,145.00	USD	38,295	—	(99,912)
USD Currency	Put	Standard Chartered Bank	11/18/15	MYR	4.13	USD	25,634	—	(64,285)
Total									$(17,811,623)

OTC Credit Default Swaptions Written
Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount[2] (000)		Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	500.00%	Pay	iTraxx Crossover Series 24 Version 1	B+	11/18/15	EUR	48,600	$(275,312)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	3-month KRW Certificate of Deposit	11/09/15	KRW	89,814,566	$(214,675)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.45%	Pay	6-month EURIBOR	12/23/15	EUR	75,380	(493,689)
5-Year Interest Rate Swap	Bank of America N.A.	Call	0.45%	Pay	6-month EURIBOR	12/24/15	EUR	75,380	(494,945)
10-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	2.20%	Pay	3-month LIBOR	6/19/17	USD	226,400	(7,251,169)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.20%	Pay	3-month LIBOR	6/26/17	USD	226,400	(7,269,118)
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.20%	Pay	3-month LIBOR	8/21/17	USD	300,000	(9,816,216)
30-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	2.00%	Receive	6-month EURIBOR	12/17/15	EUR	27,175	(118,090)

44	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Citibank N.A.	Put	0.85%	Receive	6-month EURIBOR	12/23/15	EUR	75,380	$(12,416)
5-Year Interest Rate Swap	Bank of America N.A.	Put	0.85%	Receive	6-month EURIBOR	12/24/15	EUR	75,380	(12,959)
30-Year Interest Rate Swap	Barclays Bank PLC	Put	1.85%	Receive	3-month LIBOR	2/18/16	EUR	37,200	(729,814)
30-Year Interest Rate Swap	UBS AG	Put	1.85%	Receive	3-month LIBOR	2/18/16	EUR	74,400	(1,459,629)
30-Year Interest Rate Swap	UBS AG	Put	1.85%	Receive	3-month LIBOR	2/19/16	EUR	74,400	(1,470,970)
30-Year Interest Rate Swap	UBS AG	Put	1.85%	Receive	3-month LIBOR	2/22/16	EUR	74,400	(1,503,715)
10-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	3.20%	Receive	3-month LIBOR	6/19/17	USD	226,400	(3,582,622)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.20%	Receive	3-month LIBOR	6/26/17	USD	226,400	(3,641,264)
10-Year Interest Rate Swap	Goldman Sachs International	Put	3.20%	Receive	3-month LIBOR	8/21/17	USD	300,000	(5,443,497)
Total									$(43,514,788)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 22 Version 1	5.00%	12/20/19	EUR	75,763	$11,900,690
iTraxx Sub Financials Series 22 Version 1	1.00%	12/20/19	EUR	36,480	88,252
CDX.NA.HY Series 24 Version 2	5.00%	6/20/20	USD	20,493	(66,241)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	EUR	46,600	42,202
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	EUR	2,497	11,781
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	8,650	27,487
Total					$12,004,171

Centrally Cleared Credit Default Swaps – Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 21 Version 1	5.00%	6/20/19	BB-	EUR	119,145	$(1,968,705)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	9,633	(47,036)
iTraxx Crossover Series 23 Version 1	5.00%	6/20/20	B+	EUR	47,363	(1,238,789)
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	51,621	410,088
iTraxx Financials Series 23 Version 1	1.00%	6/20/20	A	EUR	100,300	(573,221)
Total						$(3,417,663)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	53,840	$(169,137)
2.24%[2]	3-month Australian Bank Bill Rate	6/27/16[3]	6/27/17	AUD	408,848	1,045,443
2.23%[2]	6-month Australian Bank Bill Rate	6/27/16[3]	6/27/17	AUD	822,309	1,989,826

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.25%[2]	3-month Australian Bank Bill Rate	7/01/16[3]	7/01/17	AUD	819,945	$2,116,636
0.77%[2]	3-month Canadian Bankers Acceptances	N/A	7/24/17	CAD	162,600	(32,878)
1.13%[1]	6-month GBP LIBOR	N/A	7/28/17	GBP	70,000	(453,486)
1.59%[1]	6-month GBP LIBOR	N/A	8/13/17	GBP	125,890	(2,524,295)
1.21%[1]	6-month GBP LIBOR	N/A	11/25/17	GBP	46,250	(468,642)
1.78%[1]	3-month LIBOR	N/A	7/14/20	USD	110,010	(2,542,109)
1.21%[1]	3-month Canadian Bankers Acceptances	N/A	7/24/20	CAD	66,000	(190,594)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	43,878	(1,136,199)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	10,970	(286,098)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	19,850	270,818
2.04%[2]	3-month LIBOR	N/A	8/26/25	USD	35,350	181,315
2.24%[1]	3-month LIBOR	N/A	9/10/25	USD	15,000	(341,057)
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	15,182	(389,427)
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	36,145	799,643
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	36,145	714,074
1.50%[1]	6-month EURIBOR	N/A	8/21/45	EUR	9,350	50,973
2.65%[2]	3-month LIBOR	N/A	9/22/45	USD	100,414	(710,392)
2.52%[1]	3-month LIBOR	N/A	10/01/45	USD	30,730	42,222
1.54%[1]	6-month EURIBOR	2/23/16[3]	2/23/46	EUR	18,700	53,699
1.52%[1]	6-month EURIBOR	2/24/16[3]	2/24/46	EUR	18,700	159,209
2.39%[1]	6-month GBP LIBOR	N/A	7/21/65	GBP	56,029	(11,867,784)
Total						$(13,688,240)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	$(17,982)	$ 49,366	$ (67,348)
iTraxx Asia ex-Japan IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(12,225)	93,365	(105,590)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(46,555)	(9,814)	(36,741)
AK Steel Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	3,500	222,511	(47,986)	270,497
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,550	(42,762)	81,735	(124,497)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	3,000	(38,755)	166,066	(204,821)
Republic of Ireland	1.00%	Morgan Stanley Capital Services LLC	3/20/17	USD	7,500	(96,887)	422,462	(519,349)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	86,815	(961,376)	(334)	(961,042)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(141,103)	(12,774)	(128,329)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	5,349	(512,928)	(624,000)	111,072
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(84,615)	(47,412)	(37,203)
Transocean, Inc.	1.00%	Barclays Bank PLC	12/20/17	USD	9,100	1,116,384	82,953	1,033,431
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(188,153)	(54,596)	(133,557)

46	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	$(84,590)	$89,281	$ (173,871)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	(70,666)	274,355	(345,021)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	11,830	(788,624)	916,695	(1,705,319)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	7,475	(25,899)	73,119	(99,018)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	8,090	(28,029)	89,626	(117,655)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	8,095	(28,047)	68,855	(96,902)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	9,590	(126,997)	(41,279)	(85,718)
Bayerische Motoren Werke AG	1.00%	Citibank N.A.	12/20/18	EUR	3,100	(393)	(1,835)	1,442
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	20,560	(272,270)	(86,767)	(185,503)
JFE Holdings, Inc.	1.00%	Goldman Sachs International	3/20/19	JPY	1,000,000	(84,682)	(16,450)	(68,232)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	277,000	(16,922)	47,482	(64,404)
Kawasaki Kisen Kaisha Ltd.	1.00%	Goldman Sachs International	3/20/19	JPY	223,000	(3,301)	40,100	(43,401)
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	5,175	(121,786)	(128,981)	7,195
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	2,965	(69,777)	(67,644)	(2,133)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	17,800	(210,874)	(152,650)	(58,224)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	17,760	(210,400)	(155,664)	(54,736)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	12,608	(150,776)	(116,860)	(33,916)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	2,960	(69,659)	(73,775)	4,116
Nippon Yusen Kabushiki Kaisha	1.00%	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(79,812)	(51,707)	(28,105)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	7,827	1,022,765	228,436	794,329
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	7,600	993,103	257,936	735,167
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	5,765	88,684	134,832	(46,148)
Boeing Co.	1.00%	Credit Suisse International	9/20/19	USD	20,000	(646,951)	(537,211)	(109,740)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,260	4,261	10,032	(5,771)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	1,260	4,261	10,032	(5,771)
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(77,517)	(50,434)	(27,083)
Avnet, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(56,367)	(25,512)	(30,855)
CBS Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(33,555)	(78,097)	44,542
Computer Sciences Corp.	5.00%	Barclays Bank PLC	3/20/20	USD	5,000	(883,008)	(947,573)	64,565
Expedia, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(47,125)	(23,032)	(24,093)
FirstEnergy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(21,951)	28,566	(50,517)
Ford Motor Co.	5.00%	Barclays Bank PLC	3/20/20	USD	5,000	(815,987)	(1,004,545)	188,558
Gap, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	11,676	12,790	(1,114)
International Paper Co.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(63,134)	(52,938)	(10,196)
Meadwestvaco Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(171,202)	(27,187)	(144,015)
Pitney Bowes, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	34,050	(14,492)	48,542
Quest Diagnostics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(58,592)	9,020	(67,612)
Transocean, Inc.	5.00%	Barclays Bank PLC	3/20/20	USD	12,900	2,229,409	1,519,608	709,801
Xerox Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	43,754	(29,309)	73,063
YUM! Brands, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	5,000	(38,843)	(22,948)	(15,895)
General Mills, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	7,700	(252,425)	(205,359)	(47,066)
Staples, Inc.	1.00%	Morgan Stanley Capital Services LLC	3/20/20	USD	15,400	377,345	442,871	(65,526)
Continental AG	1.00%	Bank of America N.A.	6/20/20	EUR	8,825	(45,356)	(233,917)	188,561
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/20	EUR	2,545	(3,786)	(25,178)	21,392

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Continental AG	1.00%	Barclays Bank PLC	6/20/20	EUR	8,785	$(45,150)	$(261,394)	$ 216,244
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	1,000	(4,259)	(6,922)	2,663
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	400	(2,497)	(3,392)	895
Marks & Spencer PLC	1.00%	Citibank N.A.	6/20/20	EUR	1,960	(2,915)	(18,356)	15,441
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	1,680	(7,195)	(16,816)	9,621
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	1,420	(6,063)	(8,399)	2,336
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	1,280	(5,493)	(1,228)	(4,265)
Numericable-SFR SAS	5.00%	Credit Suisse International	6/20/20	EUR	2,100	(175,641)	(184,525)	8,884
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	1,080	(4,612)	(5,260)	648
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	810	(3,449)	(3,985)	536
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	510	(2,177)	(2,509)	332
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	500	(2,526)	(2,960)	434
Continental AG	1.00%	Goldman Sachs International	6/20/20	EUR	5,867	(30,153)	(171,575)	141,422
Continental AG	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	8,948	(45,987)	(266,475)	220,488
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	2,545	(3,786)	(28,083)	24,297
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	1,270	(1,889)	(14,014)	12,125
Boyd Gaming Corp.	5.00%	Citibank N.A.	6/20/20	USD	5,700	(550,073)	(303,010)	(247,063)
Time Warner Cable, Inc.	1.00%	Citibank N.A.	6/20/20	USD	5,500	61,595	199,102	(137,507)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	5,300	(511,471)	(306,305)	(205,166)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	61,427	2,012,755	510,678	1,502,077
Credit Suisse Group AG	1.00%	Bank of America N.A.	9/20/20	EUR	9,990	(53,487)	(115,190)	61,703
Credit Suisse Group AG	1.00%	Bank of America N.A.	9/20/20	EUR	4,980	(26,664)	(54,216)	27,552
Fortum Oyj	1.00%	Bank of America N.A.	9/20/20	EUR	4,990	(54,350)	(108,763)	54,413
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	480	369,848	353,103	16,745
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	480	369,848	358,369	11,479
Fortum Oyj	1.00%	Barclays Bank PLC	9/20/20	EUR	6,310	(68,726)	(143,753)	75,027
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	1,155	889,947	887,172	2,775
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	765	589,445	595,995	(6,550)
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	337	259,664	198,201	61,463
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	199	153,333	117,039	36,294
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	78	60,101	45,875	14,226
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	46	35,443	27,054	8,389
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	620	477,721	371,267	106,454
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	480	369,848	363,432	6,416
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	475	365,995	270,997	94,998
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	365	281,239	208,240	72,999
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	220	169,514	127,040	42,474
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	144	110,955	86,230	24,725
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	78	60,100	45,041	15,059
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	9/20/20	EUR	340	4,222	(34,994)	39,216
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	9/20/20	EUR	100	1,242	(10,292)	11,534
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	475	365,995	270,997	94,998
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	470	362,143	265,664	96,479
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	470	362,143	268,145	93,998

48	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	9/20/20	EUR	235	$181,072	$136,553	$ 44,519
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	9/20/20	EUR	235	181,071	140,273	40,798
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	61,427	2,258,119	768,516	1,489,603
BYD Co. Ltd.	5.00%	Citibank N.A.	9/20/20	USD	4,810	(443,810)	(472,084)	28,274
Western Union Co.	1.00%	Credit Suisse International	9/20/20	USD	43,000	506,268	717,368	(211,100)
Daimler AG	1.00%	Bank of America N.A.	12/20/20	EUR	624	2,143	1,125	1,018
Solvay SA	1.00%	Bank of America N.A.	12/20/20	EUR	1,175	(11,345)	(8,465)	(2,880)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	4,650	156,730	129,779	26,951
CNH Industrial NV	5.00%	Citibank N.A.	12/20/20	EUR	2,580	(142,355)	(315,550)	173,195
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	4,326	15,259	36,819	(21,560)
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	2,127	7,503	12,139	(4,636)
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	1,064	3,753	6,072	(2,319)
Daimler AG	1.00%	Citibank N.A.	12/20/20	EUR	592	2,033	1,067	966
Groupe Auchan SA	1.00%	Citibank N.A.	12/20/20	EUR	5,000	(139,290)	(158,430)	19,140
Ladbrokes PLC	1.00%	Citibank N.A.	12/20/20	EUR	720	69,099	53,831	15,268
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	515	10,284	6,267	4,017
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	137	2,736	1,667	1,069
Solvay SA	1.00%	Citibank N.A.	12/20/20	EUR	1,175	(11,199)	(7,291)	(3,908)
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	1,500	154,724	97,239	57,485
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	12/20/20	EUR	995	5,736	4,555	1,181
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/20	EUR	480	9,659	(28,850)	38,509
Rallye SA	5.00%	Goldman Sachs International	12/20/20	EUR	1,200	181,568	195,880	(14,312)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	6,050	203,916	72,139	131,777
Daimler AG	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	401	1,378	499	879
Pernod-Ricard SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,350	(10,286)	(22,561)	12,275
Solvay SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	705	(6,741)	(3,970)	(2,771)
Unitymedia Hessen GmbH & Co. KG	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,360	(248,005)	(251,655)	3,650
Daimler AG	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,623	9,252	16,443	(7,191)
Daimler AG	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	631	2,226	3,956	(1,730)
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,410	81,154	68,571	12,583
Caterpillar, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	5,100	(23,446)	(71,791)	48,345
Caterpillar, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	5,100	(23,446)	(63,901)	40,455
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	6,102	399,871	404,504	(4,633)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	5,100	(43,967)	(60,028)	16,061
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	5,100	(43,966)	(49,846)	5,880
Boyd Gaming Corp.	5.00%	BNP Paribas S.A.	12/20/20	USD	3,000	(257,676)	(241,553)	(16,123)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	9,230	605,133	550,807	54,326
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	6,164	403,940	413,984	(10,044)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	15,715	(143,421)	(201,160)	57,739
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	14,285	(130,369)	(182,854)	52,485
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	5,264	(48,045)	(67,387)	19,342
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	4,975	(45,405)	(58,925)	13,520
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	4,975	(45,405)	(58,924)	13,519
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	4,785	(43,673)	(61,255)	17,582

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	4,600	$ (395,103)	$ (370,381)	$ (24,722)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	2,000	(175,988)	(161,513)	(14,475)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	6,916	(167,002)	(185,421)	18,419
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	6,916	(167,002)	(180,093)	13,091
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	6,169	(148,965)	(160,415)	11,450
Viacom, Inc.	1.00%	Citibank N.A.	12/20/20	USD	4,000	145,765	124,991	20,774
Viacom, Inc.	1.00%	Citibank N.A.	12/20/20	USD	4,000	145,765	134,211	11,554
Occidental Petroleum Co.	1.00%	Credit Suisse International	12/20/20	USD	5,100	3,013	(24,451)	27,464
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	12,048	(3,143)	(58,706)	55,563
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	7,952	(2,074)	(42,687)	40,613
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(197,481)	(187,952)	(9,529)
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(197,481)	(185,455)	(12,026)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	11,500	(18,670)	(44,062)	25,392
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	68,107	5,701	62,406
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(40,130)	(77,980)	37,850
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(40,130)	(70,312)	30,182
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(1,516)	5,701	(7,217)
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	(1,516)	13,196	(14,712)
Yum! Brands, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	6,501	18,167	(11,666)
Yum! Brands, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	5,100	6,501	30,604	(24,103)
CMBX.NA Series 7 BBB-	3.00%	Morgan Stanley & Co. International PLC	1/17/47	USD	3,745	209,080	121,107	87,973
Total						$7,091,400	$3,836,371	$3,255,029

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Noble Group Ltd.	5.00%	BNP Paribas S.A.	3/20/16	BBB-	USD	10,526	$ (487,522)	$ (225,489)	$(262,033)
Noble Group Ltd.	1.00%	Barclays Bank PLC	6/20/16	BBB-	USD	2,500	(251,753)	(129,595)	(122,158)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	950	(1,921)	(168,991)	167,070
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	15,209	(38,466)	53,675
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	750	(1,516)	(74,339)	72,823
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	961,375	30,547	930,828
Glencore International AG	5.00%	JPMorgan Chase Bank N.A.	12/20/17	BBB	EUR	1,190	(220,176)	(76,762)	(143,414)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	505	(330,611)	(39,698)	(290,913)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	B+	EUR	760	(497,553)	(59,743)	(437,810)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	6,750	74,704	(217,711)	292,415
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	105	820	(4,172)	4,992
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	4,630	38,183	10,038	28,145
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	7,670	1,082,388	1,258,905	(176,517)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	10,970	1,548,084	1,784,282	(236,198)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	5,480	773,336	895,389	(122,053)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	102,824	241,967	(139,143)

50	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	$102,824	$246,667	$ (143,843)
		Goldman Sachs
Astaldi SpA	5.00%	International	6/20/19	B+	EUR	468	4,151	14,218	(10,067)
		Goldman Sachs
Transocean, Inc.	1.00%	International	6/20/19	BB+	USD	1,550	(394,792)	(36,123)	(358,669)
Abengoa SA	5.00%	Credit Suisse International	9/20/19	B+	EUR	1,000	(731,928)	(160,377)	(571,551)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	890	(150,335)	(64,665)	(85,670)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	890	(150,335)	(62,057)	(88,278)
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	1,780	(300,669)	(127,664)	(173,005)
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	1,780	(300,670)	(124,112)	(176,558)
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B+	EUR	36	(26,697)	(6,450)	(20,247)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	805	(597,657)	(183,362)	(414,295)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	565	(419,474)	(137,019)	(282,455)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	560	(415,761)	(106,319)	(309,442)
		JPMorgan Chase Bank
AK Steel Corp.	5.00%	N.A.	12/20/19	B-	USD	3,500	(1,401,227)	(280,402)	(1,120,825)
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	670	40,233	8,822	31,411
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	1,330	(242,862)	(92,597)	(150,265)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	4,200	(1,231,111)	(286,183)	(944,928)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	3,580	(1,049,376)	(230,290)	(819,086)
		JPMorgan Chase Bank
Transocean, Inc.	1.00%	N.A.	12/20/19	BB+	USD	3,580	(1,049,376)	(256,357)	(793,019)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	B+	EUR	1,715	(1,288,963)	(249,816)	(1,039,147)
		Goldman Sachs
Abengoa SA	5.00%	International	3/20/20	B+	EUR	1,025	(770,372)	(124,077)	(646,295)
		Goldman Sachs
Abengoa SA	5.00%	International	3/20/20	B+	EUR	685	(514,833)	(82,919)	(431,914)
AK Steel Corp.	5.00%	Citibank N.A.	3/20/20	B-	USD	1,450	(595,660)	(150,704)	(444,956)
		Morgan Stanley Capital
Chesapeake Energy Corp.	5.00%	Services LLC	3/20/20	BB+	USD	3,500	(792,674)	228,526	(1,021,200)
		Morgan Stanley Capital
Chesapeake Energy Corp.	5.00%	Services LLC	3/20/20	BB+	USD	1,258	(284,909)	85,089	(369,998)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	1,815	(50,315)	156,831	(207,146)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	1,815	(50,315)	156,831	(207,146)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	15,400	(4,702,556)	(3,481,001)	(1,221,555)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	5,100	(1,557,340)	(985,957)	(571,383)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	3,400	(1,038,227)	(605,287)	(432,940)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	2,000	(610,722)	(402,763)	(207,959)
		Goldman Sachs
Transocean, Inc.	1.00%	International	3/20/20	BB+	USD	5,200	(1,587,876)	(1,435,167)	(152,709)
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	B+	EUR	685	(521,270)	(136,205)	(385,065)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	727	(552,977)	(121,522)	(431,455)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	484	(368,651)	(79,827)	(288,824)
Abengoa SA	5.00%	Credit Suisse International	6/20/20	B+	EUR	685	(521,270)	(137,903)	(383,367)
		Goldman Sachs
Abengoa SA	5.00%	International	6/20/20	B+	EUR	1,710	(1,301,272)	(246,842)	(1,054,430)
		Goldman Sachs
Abengoa SA	5.00%	International	6/20/20	B+	EUR	685	(521,270)	(136,205)	(385,065)
Bayerische Motoren Werke
AG	1.00%	Bank of America N.A.	6/20/20	A+	EUR	8,825	(90,679)	233,917	(324,596)
Bayerische Motoren Werke
AG	1.00%	Barclays Bank PLC	6/20/20	A+	EUR	8,785	(90,268)	265,883	(356,151)
Bayerische Motoren Werke		Goldman Sachs
AG	1.00%	International	6/20/20	A+	EUR	5,867	(60,285)	174,570	(234,855)
Bayerische Motoren Werke		Morgan Stanley Capital
AG	1.00%	Services LLC	6/20/20	A+	EUR	8,948	(91,943)	261,912	(353,855)
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	40,280	111,965	211,929	(99,964)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	61,427	(2,012,754)	(591,941)	(1,420,813)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	51

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
		Goldman Sachs
Vodafone Group PLC	1.00%	International	6/20/20	BBB+	EUR	2,600	$11,073	$ 19,608	$ (8,535)
Vougeot Bidco PLC	5.00%	Credit Suisse International	6/20/20	B	EUR	2,590	198,381	287,183	(88,802)
		Goldman Sachs
Abengoa SA	5.00%	International	9/20/20	B+	EUR	2,800	(2,157,447)	(525,680)	(1,631,767)
		JPMorgan Chase Bank
Abengoa SA	5.00%	N.A.	9/20/20	B+	EUR	800	(616,413)	(155,676)	(460,737)
BP PLC	1.00%	Citibank N.A.	9/20/20	A	EUR	19,178	23,494	347,317	(323,823)
BP PLC	1.00%	Citibank N.A.	9/20/20	A	EUR	10,000	12,250	133,955	(121,705)
British Telecommunications
PLC	1.00%	Barclays Bank PLC	9/20/20	BBB	EUR	9,750	99,509	190,058	(90,549)
British Telecommunications
PLC	1.00%	Barclays Bank PLC	9/20/20	BBB	EUR	7,070	72,133	134,073	(61,940)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	1,900	(567,766)	(182,948)	(384,818)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	640	(190,835)	(61,625)	(129,210)
Glencore International AG	1.00%	Credit Suisse International	9/20/20	BBB	EUR	680	(203,200)	(68,434)	(134,766)
HSBC Bank PLC	1.00%	Bank of America N.A.	9/20/20	AA-	EUR	9,990	25,184	92,973	(67,789)
HSBC Bank PLC	1.00%	Bank of America N.A.	9/20/20	AA-	EUR	4,980	12,554	43,144	(30,590)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	2,160	(59,206)	204,236	(263,442)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	1,220	(33,440)	(30,647)	(2,793)
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	10,000	(138,353)	(80,661)	(57,692)
		Goldman Sachs
People’s Republic of China	1.00%	International	9/20/20	AA-	USD	10,000	(138,353)	(85,295)	(53,058)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/20	BB-	EUR	1,250	56,662	205,861	(149,199)
Peugeot SA	5.00%	Citibank N.A.	9/20/20	BB-	EUR	2,500	113,322	411,721	(298,399)
		JPMorgan Chase Bank
United Mexican States	1.00%	N.A.	9/20/20	BBB+	USD	61,427	(2,258,119)	(669,509)	(1,588,610)
Volkswagen AG	1.00%	Barclays Bank PLC	9/20/20	A	EUR	1,260	(122,521)	20,731	(143,252)
Volkswagen AG	1.00%	Barclays Bank PLC	9/20/20	A	EUR	620	(60,288)	10,361	(70,649)
Volkswagen AG	1.00%	Credit Suisse International	9/20/20	A	EUR	36,470	(3,546,313)	693,163	(4,239,476)
		JPMorgan Chase Bank
Volkswagen AG	1.00%	N.A.	9/20/20	A	EUR	1,210	(117,659)	20,057	(137,716)
Casino Guichard Perrachon
SA	1.00%	Barclays Bank PLC	12/20/20	BBB-	EUR	2,340	(239,495)	(173,098)	(66,397)
Glencore International AG	1.00%	Credit Suisse International	12/20/20	BBB	EUR	6,570	(2,019,525)	896,615	(2,916,140)
Peugeot SA	5.00%	Bank of America N.A.	12/20/20	BB-	EUR	1,160	49,129	97,589	(48,460)
Royal Dutch Shell PLC	1.00%	Credit Suisse International	12/20/20	AA-	EUR	7,497	75,406	123,601	(48,195)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	19,160	(779,991)	(534,144)	(245,847)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	15,280	(622,039)	(425,977)	(196,062)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	61,619	(2,508,468)	(1,436,935)	(1,071,533)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	61,619	(2,508,468)	(1,033,589)	(1,474,879)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	32,339	(1,316,478)	(618,687)	(697,791)
		JPMorgan Chase Bank
United Mexican States	1.00%	N.A.	12/20/20	BBB+	USD	30,810	(1,254,255)	(622,986)	(631,269)
		JPMorgan Chase Bank
United Mexican States	1.00%	N.A.	12/20/20	BBB+	USD	30,810	(1,254,255)	(622,986)	(631,269)
		JPMorgan Chase Bank
United Mexican States	1.00%	N.A.	12/20/20	BBB+	USD	30,810	(1,254,254)	(593,440)	(660,814)
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	1,050	(336,057)	(110,676)	(225,381)
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	2,100	(672,114)	(227,838)	(444,276)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,575	(83,041)	(273,463)	190,422
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,940	(89,667)	(311,835)	222,168
		JPMorgan Chase Bank
Republic of France	0.25%	N.A.	6/20/23	AA	USD	4,935	(89,576)	(289,460)	199,884
		Morgan Stanley Capital
CMBX.NA Series 7 BBB-	3.00%	Services LLC	1/17/47	BBB-	USD	7,880	(439,933)	(51,812)	(388,121)
		Morgan Stanley Capital
CMBX.NA Series 7 BBB-	3.00%	Services LLC	1/17/47	BBB-	USD	7,880	(439,932)	(41,854)	(398,078)

52	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,925	$(35,933)	$(270,204)	$ 234,271
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	6,170	(159,456)	(50,046)	(109,410)
Total							$(50,938,380)	$(11,508,015)	$(39,430,365)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/16	BRL	561,553	$ 2,027,011	$ 9,358	$ 2,017,653
12.30%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	361,578	(1,222,351)	(6,239)	(1,216,112)
11.18%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	329,647	(1,515,534)	(3,310)	(1,512,224)
11.43%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	217,151	(687,832)	(3,453)	(684,379)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	196,541	(664,001)	(1,392)	(662,609)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	56,657	(275,127)	(233)	(274,894)
12.00%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	231,659	(116,577)	(6,384)	(110,193)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	56,983	(237,379)	(624)	(236,755)
11.85%[2]	1-day BZDIOVER	Goldman Sachs International	N/A	1/04/16	BRL	224,448	(244,753)	(2,857)	(241,896)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	613,589	281,389	15,552	265,837
11.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	315,554	429,068	3,614	425,454
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	267,136	136,425	7,177	129,248
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	248,593	(3,279)	3,297	(6,576)
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	224,448	(244,753)	(2,857)	(241,896)
11.99%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	183,763	95,135	2,445	92,690
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	174,861	(180,629)	(2,244)	(178,385)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	105,877	193,641	(1,223)	194,864
14.71%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	7/01/16	BRL	335,116	(241,045)	(98)	(240,947)
15.00%[2]	1-day BZDIOVER	Goldman Sachs International	N/A	7/01/16	BRL	356,437	(97,049)	(4,171)	(92,878)
13.61%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	285,314	(1,579,844)	2,105	(1,581,949)
14.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	503,397	(707,669)	(5,547)	(702,122)
13.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	288,227	(1,307,401)	1,612	(1,309,013)
13.57%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	226,874	(1,290,973)	1,810	(1,292,783)
14.15%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	128,904	(449,617)	(72)	(449,545)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	53

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.94%[2]	3-month KRW Certificate of Deposit	Bank of America N.A.	N/A	2/10/17	KRW	114,660,301	$ 502,224	$ 431	$ 501,793
1.91%[2]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	2/10/17	KRW	89,180,233	361,081	376	360,705
1.94%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/10/17	KRW	222,950,584	991,322	817	990,505
1.91%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/10/17	KRW	87,587,729	354,627	369	354,258
1.96%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	2/11/17	KRW	160,621,152	764,709	526	764,183
1.82%[2]	3-month KRW Certificate of Deposit	JPMorgan Chase Bank N.A.	N/A	3/13/17	KRW	160,000,000	594,356	4,204	590,152
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/22/17	CNY	622,208	(128,774)	(2,804)	(125,970)
2.24%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	5/27/17	CNY	616,867	(148,971)	(378)	(148,593)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/07/17	CNY	317,115	(128,473)	657	(129,130)
2.29%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	7/07/17	CNY	317,105	(94,173)	613	(94,786)
2.26%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/08/17	CNY	361,313	(112,800)	481	(113,281)
2.18%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/09/17	CNY	313,775	(169,259)	529	(169,788)
2.12%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/09/17	CNY	313,775	(227,507)	602	(228,109)
4.41%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/25/17	MXN	1,347,895	130,147	(7,038)	137,185
7.52%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/25/16[3]	8/25/17	ZAR	2,599,675	(24,324)	—	(24,324)
7.59%[2]	3-month JIBAR	Morgan Stanley &Co. International PLC	8/26/16[3]	8/26/17	ZAR	1,378,203	46,197	—	46,197
7.50%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/28/16[3]	8/28/17	ZAR	1,733,120	(52,518)	—	(52,518)
7.45%[2]	3-month JIBAR	Bank of America N.A.	8/29/16[3]	8/29/17	ZAR	2,599,675	(156,669)	—	(156,669)
7.59%[2]	3-month JIBAR	Citibank N.A.	9/05/16[3]	9/05/17	ZAR	1,023,286	18,106	—	18,106
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/17/17	MXN	312,503	27,330	1,505	25,825
1.71%[1]	6-month WIBOR	Barclays Bank PLC	N/A	3/06/18	PLN	337,130	(812,571)	—	(812,571)
1.71%[1]	6-month WIBOR	BNP Paribas S.A.	N/A	3/06/18	PLN	358,015	(862,909)	—	(862,909)
1.73%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/06/18	PLN	1,034,285	(2,652,551)	—	(2,652,551)
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	3/16/18	MXN	344,478	(84,516)	2,165	(86,681)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	338,099	(27,996)	3,944	(31,940)
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	3/21/18	MXN	338,099	(18,468)	4,007	(22,475)
1.74%[1]	6-month WIBOR	Goldman Sachs International	N/A	3/23/18	PLN	473,851	(1,260,542)	—	(1,260,542)
		JPMorgan Chase
1.76%[1]	6-month WIBOR	Bank N.A.	N/A	3/23/18	PLN	426,149	(1,167,358)	—	(1,167,358)

54	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.02%[1]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/03/18	PLN	525,060	$(1,266,722)	—	$(1,266,722)
2.26%[1]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/18/18	PLN	890,305	(3,726,463)	—	(3,726,463)
2.25%[1]	6-month WIBOR	Citibank N.A.	N/A	6/19/18	PLN	92,970	(384,032)	—	(384,032)
1.91%[1]	6-month BUBOR	Citibank N.A.	N/A	6/26/18	HUF	457,090	(20,593)	—	(20,593)
1.91%[1]	6-month BUBOR	JPMorgan Chase Bank N.A.	N/A	6/26/18	HUF	25,871,465	(1,152,030)	—	(1,152,030)
1.92%[1]	6-month BUBOR	JPMorgan Chase Bank N.A.	N/A	6/26/18	HUF	25,871,445	(1,192,590)	—	(1,192,590)
1.86%[1]	6-month BUBOR	Citibank N.A.	N/A	7/27/18	HUF	6,267,742	(242,892)	—	(242,892)
1.83%[1]	6-month BUBOR	Goldman Sachs International	N/A	7/27/18	HUF	29,632,258	(1,071,006)	—	(1,071,006)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	239,344	(54,950)	$ 616	(55,566)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/14/18	MXN	367,405	45,921	879	45,042
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/15/19	MXN	258,803	60,525	2,356	58,169
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/18/19	MXN	245,625	67,273	871	66,402
7.15%[1]	1-day MIBOR	HSBC Bank PLC	N/A	6/04/20	INR	1,810,344	(604,743)	274	(605,017)
1.87%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	65,651,855	576,403	(971)	577,374
1.84%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	42,838,965	332,552	(561)	333,113
1.91%[2]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	8/07/20	KRW	46,208,860	485,694	(862)	486,556
1.91%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	8/07/20	KRW	122,211,084	1,282,061	(2,277)	1,284,338
4.55%[1]	3-month Malaysia Bumiputra	Citibank N.A.	N/A	9/11/20	MYR	128,095	49,993	1,971	48,022
4.34%[1]	3-month Malaysia Bumiputra	Bank of America N.A.	N/A	9/18/20	MYR	128,100	335,864	2,008	333,856
4.51%[1]	3-month Malaysia Bumiputra	Barclays Bank PLC	N/A	9/23/20	MYR	151,808	131,491	3,675	127,816
4.51%[1]	3-month Malaysia Bumiputra	Citibank N.A.	N/A	9/23/20	MYR	104,387	90,417	2,527	87,890
4.77%[1]	3-month Malaysia Bumiputra	Citibank N.A.	N/A	9/29/20	MYR	128,095	(203,731)	1,613	(205,344)
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	51,522	2,427,098	1,187	2,425,911
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	29,995	(1,218,989)	(270)	(1,218,719)
11.07%[1]	1-day BZDIOVER	Goldman Sachs Bank USA	N/A	1/04/21	BRL	39,379	2,064,740	188	2,064,552
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	20,077	(876,259)	(103)	(876,156)
12.05%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	56,607	(2,113,155)	(1,342)	(2,111,813)
11.08%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	17,228	900,669	(17)	900,686
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	1,450	(66,279)	241	(66,520)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	5,230	(567,327)	—	(567,327)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	378,409	(676,481)	(1,779)	(674,702)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	164,526	(288,587)	(776)	(287,811)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	55

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	240,337	$(766,397)	$(1,028)	$(765,369)
5.88%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/28/25	MXN	131,789	(243,140)	(638)	(242,502)
5.95%[2]	28-day MXIBTIIE	Credit Suisse International	N/A	1/29/25	MXN	250,370	(392,754)	(1,234)	(391,520)
3.05%[2]	6-month WIBOR	Morgan Stanley Capital Services LLC	N/A	6/18/25	PLN	295,605	4,221,357	—	4,221,357
2.25%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	40,576,251	1,177,896	(578)	1,178,474
2.26%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	16,332,410	485,214	(236)	485,450
2.27%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/10/25	KRW	16,652,657	502,230	(730)	502,960
2.29%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/13/25	KRW	8,326,328	261,345	(125)	261,470
2.28%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/14/25	KRW	8,326,328	254,744	(123)	254,867
2.29%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	7/15/25	KRW	18,928,023	600,855	(285)	601,140
6.33%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	7/16/25	MXN	602,855	329	(3,059)	3,388
6.35%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/16/25	MXN	278,748	19,076	(1,421)	20,497
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	301,428	(8,496)	(1,534)	(6,962)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	604,966	(30,624)	(3,074)	(27,550)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	904,077	(157,096)	(4,550)	(152,546)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728	78,909	1,506	77,403
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	309,728	78,909	1,506	77,403
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	1,149,713	307,411	5,584	301,827
6.44%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	8/27/25	MXN	316,909	111,959	(1,569)	113,528
6.47%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	8/28/25	MXN	316,909	153,045	(1,587)	154,632
Total							$(12,464,780)	$13,545	$(12,478,325)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

56	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps
Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date		Notional Amount/ Contract Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15		274,645	$1,992,508	—	$1,992,508
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15		8,077	(93,952)	—	(93,952)
Bangkok Dusit Medical Services PCL	3-month LIBOR minus 2.50%[1]	Credit Suisse International	12/17/15		5,000,000	125,347	—	125,347
Banco Bilbao Vizcaya Argentaria SA	1-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	1/16/16		187,832	267,481	—	267,481
Aperam SA	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	1/18/16		21,544	6,326	—	6,326
Repsol SA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	1/18/16		7,423	40,016	—	40,016
Standard Chartered PLC	1-month GBP LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16		58,614	194,399	—	194,399
Standard Chartered PLC	1-month GBP LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16		5,111	(50,627)	—	(50,627)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16		18,724	2,093,425	—	2,093,425
Standard Chartered PLC	3-month GBP LIBOR minus 0.25%[1]	BNP Paribas S.A.	3/09/16		4,847	(48,012)	—	(48,012)
CaixaBank SA	3-month EURIBOR minus 0.50%[1]	Goldman Sachs International	4/21/16		408,558	351,985	—	351,985
CaixaBank SA	3-month EURIBOR minus 0.15%[1]	Bank of America N.A.	5/26/16		396,362	369,559	—	369,559
Repsol SA	3-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	7/18/16		7,445	52,683	—	52,683
Abengoa SA, Class B	1-month EURIBOR minus 0.37%[1]	Goldman Sachs International	7/22/16		8,330	17,127	—	17,127
Abengoa SA, Class B	1-month EURIBOR minus 1.00%[1]	Goldman Sachs International	7/22/16		48,175	93,716	—	93,716
Abengoa SA, Class B	1-month EURIBOR minus 1.00%[1]	Goldman Sachs International	7/22/16		22,089	41,204	—	41,204
Abengoa SA	3-month LIBOR minus 6.00%[1]	Credit Suisse International	8/05/16		46,564	61,576	—	61,576
Abengoa SA	3-month LIBOR minus 8.00%[1]	Credit Suisse International	8/05/16		98,436	160,753	—	160,753
Aperam SA	3-month EURIBOR minus 0.50%[1]	BNP Paribas S.A.	9/19/16		13,957	54,222	—	54,222
Aperam SA	3-month EURIBOR minus 0.85%[1]	JPMorgan Chase Bank N.A.	9/30/16		3,372	—	—	—
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	13,726	(127,272)	$6,509	(133,781)

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	57

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date		Notional Amount/ Contract Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs International	1/12/41	USD	13,726	$127,272	$181,934	$ (54,662)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	Citigroup Global Markets, Inc.	1/12/41	USD	9,327	(104,561)	(15,950)	(88,611)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	28,384	318,200	1,797	316,403
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	28,384	318,197	(12,597)	330,794
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	28,384	318,196	26,734	291,462
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	27,158	(304,454)	(38,137)	(266,317)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	27,096	(303,764)	62,846	(366,610)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	14,281	160,098	23,134	136,964
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	13,921	(156,056)	(1,357)	(154,699)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs International	1/12/41	USD	14,460	162,106	(3,108)	165,214
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs International	1/12/41	USD	14,460	162,107	51,303	110,804
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	13,920	(156,048)	(13,954)	(142,094)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	13,548	(151,882)	(95,674)	(56,208)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	13,548	(151,882)	(4,207)	(147,675)
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[3]	J.P. Morgan Securities LLC	1/12/41	USD	17,403	195,096	56,305	138,791
Return on Markit IOS 4.50%, 30- year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	54,285	(608,564)	117,425	(725,989)

58	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/45	USD 58,102	$ 525,974	$(125,680)	$ 651,654

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/45	USD 29,303	265,265	100,058	165,207

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/45	USD 29,303	265,265	186,000	79,265

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/45	USD 28,798	260,701	(22,103)	282,804

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/45	USD 28,798	260,693	(55,331)	316,024

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs International	1/12/45	USD 29,303	265,265	149,037	116,228
Total					$7,269,688	$ 574,984	$6,694,704

[1]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.
[2]	Fund pays the floating rate and receives the total return of the reference entity.
[3]	Fund pays the total return of the reference entity and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	59

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,601,381,398	$618,306,759	$3,219,688,157
Common Stocks	$93,000,214	34,349,539	—	127,349,753
Corporate Bonds	—	3,947,436,521	14,976,651	3,962,413,172
Floating Rate Loan Interests	—	506,985,605	112,227,904	619,213,509
Foreign Agency Obligations	—	271,731,179	—	271,731,179
Foreign Government Obligations	—	3,255,754,543	—	3,255,754,543
Investment Companies	280,901,325	—	—	280,901,325
Non-Agency Mortgage-Backed Securities	—	2,103,945,961	332,214,436	2,436,160,397
Preferred Securities	128,721,033	697,429,015	2,934,692	829,084,740
Taxable Municipal Bonds	—	647,507,660	—	647,507,660
U.S. Government Sponsored Agency Securities	—	24,589,678,786	—	24,589,678,786
U.S. Treasury Obligations	—	3,860,718,847	—	3,860,718,847
Warrants	—	—	708,540	708,540
Short-Term Securities:
Borrowed Bond Agreements	—	1,305,784,724	—	1,305,784,724
Money Market Funds	3,564,827,731	—	—	3,564,827,731
Options Purchased:
Credit Contracts	—	818,447	—	818,447
Equity Contracts	20,333,568	1,283,582	—	21,617,150
Foreign Currency Exchange Contracts	—	41,481,304	—	41,481,304
Interest Rate Contracts	6,390,201	10,825,129	—	17,215,330
Unfunded floating rate loan interests[1]	—	554	—	554
Liabilities:
Investments:
Investments Sold Short	—	(10,233,590)	—	(10,233,590)
TBA Sale Commitments	—	(21,500,504,776)	—	(21,500,504,776)
Borrowed Bonds	—	(1,301,140,825)	—	(1,301,140,825)
Unfunded floating rate loan interests[1]	—	(119,598)	—	(119,598)

Total	$4,094,174,072	$21,065,114,005	$1,081,368,982	$26,240,657,059

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$25,317,878	—	$25,317,878
Equity contracts	$755,665	5,922,327	—	6,677,992
Foreign currency exchange contracts.	—	160,213,427	—	160,213,427
Interest rate contracts	5,217,427	34,534,250	—	39,751,677
Liabilities:
Credit contracts	—	(53,182,018)	—	(53,182,018)
Equity contracts	(9,019,538)	(193,499)	—	(9,213,037)
Foreign currency exchange contracts	—	(165,021,284)	—	(165,021,284)
Interest rate contracts	(64,852,554)	(103,250,635)	—	(168,103,189)

Total	$(67,899,000)	$(95,659,554)	—	$(163,558,554)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

60	BLACKROCK FUNDS II	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$272,805,688	—	—	$272,805,688
Cash pledged for financial futures contracts	138,334,170	—	—	138,334,170
Cash pledged for centrally cleared swaps	28,080,280	—	—	28,080,280
Cash pledged as collateral for OTC derivatives	59,880,000	—	—	59,880,000
Cash pledged as collateral for exchange-traded options	8,480,000	—	—	8,480,000
Liabilities:
Reverse repurchase agreements	—	$(38,706,463)	—	(38,706,463)
Bank overdraft	—	(5,028,610)	—	(5,028,610)
Cash received as collateral for TBA commitments	—	(2,125,000)	—	(2,125,000)
Cash received as collateral for borrowed bond agreements	—	(2,717,000)	—	(2,717,000)
Cash received as collateral for OTC derivatives	—	(8,940,000)	—	(8,940,000)

Total	$507,580,138	$(57,517,073)	—	$450,063,065

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Total
Assets:
Opening Balance, as of December 31, 2014	$506,980,482	$18,381,085	$75,375,009	$505,965,266	$4,090,224	$17,219,117	$1,242,361	$1,129,253,544
Transfers into Level 3	94,220,198	15,680,388	—	—	—	—	—	109,900,586
Transfers out of Level 3[2]	(183,893,024)	(5,124,000)	(2,096,041)	(146,222,333)	—	(17,219,117)	—	(354,554,515)
Accrued discounts/premiums	1,300,962	55,482	(54,228)	1,097,797	—	—	—	2,400,013
Net realized gain (loss)	1,236,530	(240,591)	(330)	3,184,066	—	—	246,057	4,425,732
Net change in unrealized appreciation (depreciation)[3]	(1,516,537)	(639,861)	(1,084,318)	(1,729,195)	(1,155,532)	—	(301,150)	(6,426,593)
Purchases	407,268,437	—	50,234,990	145,777,787	—	—	—	603,281,214
Sales	(207,290,289)	(13,135,852)	(10,147,178)	(175,858,952)	—	—	(478,728)	(406,910,999)

Closing Balance, as of September 30, 2015	$618,306,759	$14,976,651	$112,227,904	$332,214,436	$2,934,692	—	$708,540	$1,081,368,982

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[3]	$(1,621,710)	$(639,861)	$(1,197,674)	$(1,279,284)	$(1,155,532)	—	$(376,136)	$(6,270,197)

[2]

As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $354,554,515 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	SEPTEMBER 30, 2015	61

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	November 23, 2015